UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-05443

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Investment Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Chairman, CEO and Co-CIO Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2016

DATE OF REPORTING PERIOD: January 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

Calamos Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (91.9%)
	Consumer Discretionary (19.1%)
69,870	Amazon.com, Inc.#	$41,013,690
711,000	Bloomin’ Brands, Inc.	12,556,260
426,000	Comcast Corp. - Class A	23,732,460
150,100	Delphi Automotive, PLC	9,747,494
604,000	Dollar General Corp.	45,336,240
1,401,300	Hilton Worldwide Holdings, Inc.	24,957,153
464,100	Home Depot, Inc.	58,365,216
351,930	IMAX Corp.#	10,930,946
898,000	Liberty Global, PLC - Class A#	30,900,180
662,400	Lions Gate Entertainment Corp.^	17,321,760
183,600	Nike, Inc. - Class B	11,385,036
16,500	Priceline Group, Inc.#	17,572,005
269,000	PVH Corp.	19,739,220
556,900	Starbucks Corp.	33,842,813
80,000	Tesla Motors, Inc.#^	15,296,000
507,500	Walt Disney Company	48,628,650

		421,325,123

	Consumer Staples (6.3%)
1,066,190	Mondelez International, Inc. - Class A	45,952,789
1,136,800	Reynolds American, Inc.	56,783,160
442,900	Walgreens Boots Alliance, Inc.	35,307,988

		138,043,937

	Energy (2.7%)
146,400	Diamondback Energy, Inc.#	11,060,520
679,300	Gulfport Energy Corp.#	20,073,315
386,700	Schlumberger, Ltd.	27,946,809

		59,080,644

	Financials (4.5%)
411,700	E*TRADE Financial Corp.#	9,699,652
384,300	Evercore Partners, Inc. - Class A	17,358,831
118,800	Intercontinental Exchange, Inc.	31,339,440
622,466	Realogy Holdings Corp.#	20,416,885
67,700	SVB Financial Group#	6,859,364
265,000	Wells Fargo & Company	13,310,950

		98,985,122

	Health Care (18.0%)
665,700	AbbVie, Inc.	36,546,930
573,500	Acadia Healthcare Company, Inc.#	35,000,705
170,400	Alexion Pharmaceuticals, Inc.#	24,866,472
412,300	Alkermes, PLC#	13,197,723
202,400	Celgene Corp.#	20,304,768
343,200	Centene Corp.#	21,298,992
293,100	Cerner Corp.#	17,002,731
1,024,400	Envision Healthcare Holdings, Inc.#	22,639,240
393,600	Express Scripts Holding Company#	28,288,032
435,000	HCA Holdings, Inc.#	30,267,300
754,900	IMS Health Holdings, Inc.#	17,453,288
195,500	Incyte Corp.#	13,794,480
241,700	Ionis Pharmaceuticals, Inc.#	9,409,381
86,800	Jazz Pharmaceuticals, PLC#	11,174,632
159,800	Perrigo Company, PLC	23,103,884
172,500	Shire, PLC^	29,031,750

NUMBER OF SHARES			VALUE

1,017,400		Zoetis, Inc.	$43,799,070

			397,179,378

		Industrials (9.0%)
1,122,000		CSX Corp.	25,828,440
343,395		Fortune Brands Home & Security, Inc.	16,685,563
164,000		Lockheed Martin Corp.	34,604,000
172,200		Manpowergroup, Inc.	13,147,470
335,600		Raytheon Company	43,037,344
350,800		United Parcel Service, Inc. - Class B	32,694,560
191,600		WABCO Holdings, Inc.#	17,176,940
229,100		Waste Connections, Inc.	13,739,127

			196,913,444

		Information Technology (30.6%)
357,400		Accenture, PLC - Class A	37,719,996
204,100		Alphabet, Inc. - Class A#	155,391,535
939,200		Apple, Inc.	91,421,728
657,700		Applied Materials, Inc.	11,608,405
907,000		Booz Allen Hamilton Holding Corp.	25,659,030
90,200		CoStar Group, Inc.#	15,818,374
742,700		Facebook, Inc. - Class A#	83,338,367
611,400		FireEye, Inc.#	8,614,626
454,700		InterXion Holding, NV#	14,282,127
127,100		MasterCard, Inc. - Class A	11,315,713
1,758,000		Microsoft Corp.	96,848,220
240,800		Qorvo, Inc.#	9,535,680
358,600		Red Hat, Inc.#	25,119,930
840,700		Sabre Corp.	21,530,327
162,500		Salesforce.com, Inc.#	11,059,750
140,000		Tableau Software, Inc. - Class A#	11,233,600
186,500		TE Connectivity, Ltd.	10,660,340
813,000	HKD	Tencent Holdings, Ltd.	15,273,587
750,200		VeriFone Systems, Inc.#	17,547,178

			673,978,513

		Telecommunication Services (1.7%)
616,100		T-Mobile USA, Inc.#	24,736,415
530,900		Zayo Group Holdings, Inc.#	13,283,118

			38,019,533

		TOTAL COMMON STOCKS (Cost $1,857,388,619)	2,023,525,694

SHORT TERM INVESTMENT (7.9%)
174,256,391		Fidelity Prime Money Market Fund - Institutional Class (Cost $174,256,391)	174,256,391

NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (2.0%)
		Federal Home Loan Bank Discount Notes
6,463,426		0.000%, 02/01/16	6,463,426
6,460,806		0.000%, 02/19/16	6,460,806

See accompanying Notes to Schedule of Investments

Calamos Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

	Federal Home Loan Bank Discount Notes
5,170,059	0.000%, 02/05/16	$5,170,059
5,168,458	0.000%, 02/25/16	5,168,458
10,143,164	Fidelity Prime Money Market Fund - Institutional Class	10,143,164
1,408,891	Goldman Sachs Financial Square Prime Obligations Fund	1,408,891
9,637,346	Morgan Stanley Institutional Liquidity Fund	9,637,346

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $44,452,150)	44,452,150

TOTAL INVESTMENTS (101.8%) (Cost $2,076,097,160)		2,242,234,235

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-2.0%)		(44,452,150)

OTHER ASSETS, LESS LIABILITIES (0.2%)		4,096,707

NET ASSETS (100.0%)		$2,201,878,792

FORWARD FOREIGN CURRENCY CONTRACTS
Counterparty	Short Contracts	Settlement Date	Local Currency	Current Value	Unrealized Gain/Loss
Northern Trust Company	Hong Kong Dollar	04/28/16	106,044,000	$13,627,986	$(18,306)
Brown Brothers Harriman & Company	British Pound Sterling	04/28/16	20,402,000	29,076,831	213,464

					$195,158

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
^	Security, or portion of security, is on loan.

FOREIGN CURRENCY ABBREVIATION

HKD	Hong Kong Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

Calamos Opportunistic Value Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (99.3%)
	Consumer Discretionary (6.2%)
3,500	Comcast Corp. - Class A	$194,984
4,200	Dick’s Sporting Goods, Inc.	164,136
2,700	Foot Locker, Inc.	182,412
15,600	Ford Motor Company	186,264
4,400	GameStop Corp. - Class A^	115,324
6,800	General Motors Company, Inc.	201,552
14,000	Gentex Corp.	191,660
2,600	Genuine Parts Company	224,042
6,300	Goodyear Tire & Rubber Company	178,983
6,900	H&R Block, Inc.	234,945
3,900	Harley-Davidson, Inc.	156,000
4,500	Kohl’s Corp.	223,875
1,200	Lear Corp.	124,596
4,700	Target Corp.	340,374
2,515	Tiffany & Company	160,558
4,980	Time Warner, Inc.	350,791
7,000	Twenty-First Century Fox, Inc.	188,790

		3,419,286

	Consumer Staples (6.7%)
2,300	CVS Health Corp.	222,157
8,000	Flowers Foods, Inc.	164,320
9,900	Mondelez International, Inc. - Class A	426,690
2,730	Philip Morris International, Inc.	245,727
16,450	Procter & Gamble Company	1,343,801
12,200	Wal-Mart Stores, Inc.	809,592
2,875	Walgreens Boots Alliance, Inc.	229,195
8,400	Whole Foods Market, Inc.	246,204

		3,687,686

	Energy (11.8%)
2,850	Apache Corp.	121,239
3,700	Chevron Corp.	319,939
8,855	ConocoPhillips	346,053
6,900	CVR Energy, Inc.	241,638
6,188	Devon Energy Corp.	172,645
5,900	Dril-Quip, Inc.#	345,976
1,500	EOG Resources, Inc.	106,530
25,770	Exxon Mobil Corp.	2,006,194
6,030	FMC Technologies, Inc.#	151,655
15,300	Frank’s International, NV	223,839
9,350	Halliburton Company	297,237
3,900	Marathon Petroleum Corp.	162,981
6,900	National Oilwell Varco, Inc.	224,526
5,725	Occidental Petroleum Corp.	394,052
5,600	Phillips 66	448,840
7,895	Schlumberger, Ltd.	570,572
6,120	Valero Energy Corp.	415,364

		6,549,280

	Financials (29.9%)
7,400	American Express Company	395,900
12,265	American International Group, Inc.	692,727
1,850	AvalonBay Communities, Inc.	317,257
60,500	Bank of America Corp.	855,470
5,540	Bank of Hawaii Corp.	332,012
10,461	Berkshire Hathaway, Inc. - Class B#	1,357,524
670	BlackRock, Inc.	210,554

NUMBER OF SHARES		VALUE

6,805	Brown & Brown, Inc.	$205,851
4,150	Capital One Financial Corp.	272,323
1,080	Chubb Corp.	122,162
4,075	Cincinnati Financial Corp.	234,842
21,980	Citigroup, Inc.	935,908
2,950	Digital Realty Trust, Inc.	236,236
6,900	Discover Financial Services	315,951
5,135	East West Bancorp, Inc.	166,477
4,100	Equity Residential	316,069
6,125	Franklin Resources, Inc.	212,293
7,900	General Growth Properties, Inc.	221,516
2,045	Goldman Sachs Group, Inc.	330,390
2,385	Hanover Insurance Group, Inc.	194,354
7,800	Hartford Financial Services Group, Inc.	313,404
5,400	HCP, Inc.	194,076
10,700	Host Hotels & Resorts, Inc.	148,195
870	Intercontinental Exchange, Inc.	229,506
865	Jones Lang LaSalle, Inc.	121,723
24,970	JPMorgan Chase & Company	1,485,715
5,660	Legg Mason, Inc.	173,309
3,770	Marsh & McLennan Companies, Inc.	201,054
8,600	MetLife, Inc.	383,990
4,540	Morgan Stanley	117,495
3,200	Northern Trust Corp.	198,656
4,800	PNC Financial Services Group, Inc.	415,920
6,390	Principal Financial Group, Inc.	242,820
8,340	Progressive Corp.	260,625
5,000	Prologis, Inc.	197,350
22,500	Regions Financial Corp.	182,700
1,785	Signature Bank#	248,722
1,800	SL Green Realty Corp.	173,898
7,200	TD Ameritrade Holding Corp.	198,576
9,790	Unum Group	280,386
11,300	US Bancorp	452,678
2,030	Vornado Realty Trust	179,574
33,050	Wells Fargo & Company	1,660,101
3,000	Welltower, Inc.	186,660
6,605	WR Berkley Corp.	331,241

		16,504,190

	Health Care (12.4%)
7,385	Abbott Laboratories	279,522
2,500	Aetna, Inc.	254,600
1,525	Allergan, PLC#	433,756
1,500	Anthem, Inc.	195,735
2,800	Cardinal Health, Inc.	227,836
3,900	Health Net, Inc.#	258,258
14,660	Johnson & Johnson	1,531,090
3,500	MEDNAX, Inc.#	243,110
8,000	Medtronic, PLC	607,360
19,425	Merck & Company, Inc.	984,265
47,671	Pfizer, Inc.	1,453,489
3,750	St. Jude Medical, Inc.	198,225
1,840	Universal Health Services, Inc. - Class B	207,257

		6,874,503

	Industrials (10.4%)
1,300	Boeing Company	156,169
3,600	Crane Company	171,936
2,850	Cummins, Inc.	256,187
3,600	Dover Corp.	210,420

See accompanying Notes to Schedule of Investments

Calamos Opportunistic Value Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

NUMBER OF SHARES		VALUE

3,700	Eaton Corp., PLC	$186,887
4,280	Emerson Electric Company	196,794
1,700	General Dynamics Corp.	227,409
52,600	General Electric Company	1,530,660
2,135	Hubbell, Inc. - Class B	193,068
6,040	ITT Corp.	195,998
7,500	JetBlue Airways Corp.#	159,825
3,555	Lincoln Electric Holdings, Inc.	189,268
2,700	Manpowergroup, Inc.	206,145
720	Northrop Grumman Corp.	133,243
1,965	Parker-Hannifin Corp.	190,919
1,205	Raytheon Company	154,529
3,800	Spirit AeroSystems Holdings Inc - Class A#	161,120
2,200	Stanley Black & Decker, Inc.	207,548
2,400	United Parcel Service, Inc. - Class B	223,680
6,650	United Technologies Corp.	583,139
5,740	Xylem, Inc.	206,353

		5,741,297

	Information Technology (12.2%)
1,950	Accenture, PLC - Class A	205,803
3,350	Analog Devices, Inc.	180,431
2,100	Ansys, Inc.#	185,199
1,896	Apple, Inc.	184,557
11,900	Applied Materials, Inc.	210,035
2,430	Automatic Data Processing, Inc.	201,909
37,275	Cisco Systems, Inc.	886,772
1,950	DST Systems, Inc.	205,549
6,700	FLIR Systems, Inc.	195,908
30,230	Intel Corp.	937,735
3,900	International Business Machines Corp.	486,681
7,900	Juniper Networks, Inc.	186,440
2,900	Lam Research Corp.	208,191
19,200	Microsoft Corp.	1,057,728
4,700	Oracle Corp.	170,657
3,600	Paychex, Inc.	172,296
10,450	QUALCOMM, Inc.	473,803
3,900	Synopsys, Inc.#	167,310
10,200	Teradyne, Inc.	198,186
5,100	Xilinx, Inc.	256,377

		6,771,567

	Materials (1.8%)
2,940	Celanese Corp.	187,190
4,500	Dow Chemical Company	189,000
4,200	E.I. du Pont de Nemours and Company	221,592
3,400	Reliance Steel & Aluminum Company	193,596
4,800	Sonoco Products Company	189,648

		981,026

	Telecommunication Services (2.2%)
22,500	AT&T, Inc.	811,350
7,800	Verizon Communications, Inc.	389,766

		1,201,116

	Utilities (5.7%)
4,000	American Electric Power Company, Inc.	243,880
3,800	Consolidated Edison, Inc.	263,682
5,290	Dominion Resources, Inc.	381,779

NUMBER OF SHARES		VALUE

4,200	Duke Energy Corp.	$316,260
3,400	Edison International	210,120
6,900	Exelon Corp.	204,033
2,900	NextEra Energy, Inc.	323,959
4,200	PG&E Corp.	230,622
6,800	PPL Corp.	238,408
5,450	Public Service Enterprise Group, Inc.	225,085
2,050	Sempra Energy	194,238
6,760	Southern Company	330,699

		3,162,765

	TOTAL COMMON STOCKS (Cost $58,324,489)	54,892,716

SHORT TERM INVESTMENT (0.7%)
396,763	Fidelity Prime Money Market Fund - Institutional Class (Cost $396,763)	396,763

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.2%)
	Federal Home Loan Bank Discount Notes
15,413	0.000%, 02/1/16	15,413
15,406	0.000%, 02/19/16	15,406
12,328	0.000%, 02/5/16	12,328
12,325	0.000%, 02/25/16	12,325
24,187	Fidelity Prime Money Market Fund - Institutional Class	24,187
3,360	Goldman Sachs Financial Square Prime Obligations Fund	3,360
22,981	Morgan Stanley Institutional Liquidity Fund	22,981

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $106,000)	106,000

TOTAL INVESTMENTS (100.2%) (Cost $58,827,252)		55,395,479

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.2%)		(106,000)

OTHER ASSETS, LESS LIABILITIES (0.0%)		7,502

NET ASSETS (100.0%)		$55,296,981

NOTES TO SCHEDULE OF INVESTMENTS

^	Security, or portion of security, is on loan.
#	Non-income producing security.

See accompanying Notes to Schedule of Investments

Calamos Focus Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (94.5%)
	Consumer Discretionary (17.9%)
14,900	Dollar General Corp.	$1,118,394
36,900	Hilton Worldwide Holdings, Inc.	657,189
18,200	Home Depot, Inc.	2,288,832
30,200	Liberty Global, PLC - Class A#	1,039,182
385	Priceline Group, Inc.#	410,013
8,825	PVH Corp.	647,579
13,800	Starbucks Corp.	838,626
3,725	Tesla Motors, Inc.#^	712,220
20,700	Walt Disney Company	1,983,474

		9,695,509

	Consumer Staples (8.7%)
24,200	Mondelez International, Inc. - Class A	1,043,020
56,000	Reynolds American, Inc.	2,797,200
11,050	Walgreens Boots Alliance, Inc.	880,906

		4,721,126

	Energy (0.8%)
5,425	Diamondback Energy, Inc.#	409,859

	Financials (3.0%)
20,000	E*TRADE Financial Corp.#	471,200
4,400	Intercontinental Exchange, Inc.	1,160,720

		1,631,920

	Health Care (18.7%)
22,100	AbbVie, Inc.	1,213,290
12,950	Acadia Healthcare Company, Inc.#	790,339
5,150	Alexion Pharmaceuticals, Inc.#	751,540
12,700	Alkermes, PLC#	406,527
5,050	Celgene Corp.#	506,616
6,650	Centene Corp.#	412,699
11,300	Cerner Corp.#	655,513
9,800	Express Scripts Holding Company#	704,326
10,100	HCA Holdings, Inc.#	702,758
6,300	Incyte Corp.#	444,528
9,825	Ionis Pharmaceuticals, Inc.#	382,487
6,000	Perrigo Company, PLC	867,480
5,925	Shire, PLC^	997,177
29,200	Zoetis, Inc.	1,257,060

		10,092,340

	Industrials (7.8%)
10,100	Fortune Brands Home & Security, Inc.	490,759
4,800	Northrop Grumman Corp.	888,288
7,800	Raytheon Company	1,000,272
10,200	United Parcel Service, Inc. - Class B	950,640
14,400	Waste Connections, Inc.	863,568

		4,193,527

	Information Technology (35.4%)
13,000	Accenture, PLC - Class A	1,372,020
4,800	Alphabet, Inc. - Class A#	3,654,480
25,415	Apple, Inc.	2,473,896

NUMBER OF SHARES		VALUE

19,250	Booz Allen Hamilton Holding Corp.	$544,583
3,430	CoStar Group, Inc.#	601,519
18,850	Facebook, Inc. - Class A#	2,115,158
23,700	FireEye, Inc.#	333,933
33,200	InterXion Holding, NV#	1,042,812
49,200	Microsoft Corp.	2,710,428
12,500	Red Hat, Inc.#	875,625
22,300	Sabre Corp.	571,103
10,600	Salesforce.com, Inc.#	721,436
6,400	Tableau Software, Inc. - Class A#	513,536
4,625	TE Connectivity, Ltd.	264,365
18,600	Visa, Inc. - Class A	1,385,514

		19,180,408

	Telecommunication Services (2.2%)
30,000	T-Mobile USA, Inc.#	1,204,500

	TOTAL COMMON STOCKS (Cost $49,632,491)	51,129,189

SHORT TERM INVESTMENT (5.9%)
3,159,563	Fidelity Prime Money Market Fund - Institutional Class (Cost $3,159,563)	3,159,563

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (3.1%)
	Federal Home Loan Bank Discount Notes
245,096	0.000%, 02/1/16	245,096
244,996	0.000%, 02/19/16	244,996
196,051	0.000%, 02/5/16	196,051
195,990	0.000%, 02/25/16	195,990
384,633	Fidelity Prime Money Market Fund - Institutional Class	384,633
53,426	Goldman Sachs Financial Square Prime Obligations Fund	53,426
365,452	Morgan Stanley Institutional Liquidity Fund	365,452

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $1,685,644)	1,685,644

TOTAL INVESTMENTS (103.5%) (Cost $54,477,698)		55,974,396

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-3.1%)		(1,685,644)

LIABILITIES, LESS OTHER ASSETS (-0.4%)		(182,118)

NET ASSETS (100.0%)		$54,106,634

See accompanying Notes to Schedule of Investments

Calamos Focus Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

FORWARD FOREIGN CURRENCY CONTRACT
Counterparty	Short Contracts	Settlement Date	Local Currency	Current Value	Unrealized Gain/Loss
Brown Brothers Harriman & Company	British Pound Sterling	04/28/16	701,000	$999,062	$7,334

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
^	Security, or portion of security, is on loan.

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

Calamos Discovery Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (95.2%)
	Consumer Discretionary (17.2%)
6,200	AMC Networks, Inc. - Class A#	$451,298
10,600	Burlington Stores, Inc.#	569,538
8,900	Cedar Fair, LP	481,757
11,400	Five Below, Inc.#	401,622
14,600	Gentherm, Inc.#	584,146
12,800	IMAX Corp.#	397,568
47,200	Kirkland’s, Inc.	558,376
8,600	Lions Gate Entertainment Corp.	224,890
7,900	Norwegian Cruise Line Holdings, Ltd.#	358,423
5,500	PVH Corp.	403,590
8,000	Red Robin Gourmet Burgers, Inc.#	493,920
20,500	Videocon d2h, Ltd.#	135,710
13,800	Vitamin Shoppe, Inc.#	419,934

		5,480,772

	Energy (2.5%)
12,200	Carrizo Oil & Gas, Inc.#	330,986
2,150	Diamondback Energy, Inc.#	162,433
10,500	Gulfport Energy Corp.#	310,275

		803,694

	Financials (7.6%)
7,700	BankUnited, Inc.	259,490
13,800	Evercore Partners, Inc. - Class A	623,346
2,350	Jones Lang LaSalle, Inc.	330,692
8,700	PRA Group, Inc.#	258,825
12,600	PrivateBancorp, Inc.	474,138
11,304	Realogy Holdings Corp.#	370,771
1,000	SVB Financial Group#	101,320

		2,418,582

	Health Care (27.9%)
15,900	Acadia Healthcare Company, Inc.#	970,377
8,900	Acorda Therapeutics, Inc.#	327,698
14,700	Air Methods Corp.#	572,418
8,500	Alkermes, PLC#	272,085
27,700	Allscripts Healthcare Solutions, Inc.#	381,706
5,100	Amsurg Corp.#	373,269
5,400	Cantel Medical Corp.	320,598
7,900	Centene Corp.#	490,274
9,100	Community Health Systems, Inc.#	195,468
9,000	Emergent Biosolutions, Inc.#	329,400
20,800	Envision Healthcare Holdings, Inc.#	459,680
20,100	Globus Medical, Inc. - Class A#	501,495
9,400	Ionis Pharmaceuticals, Inc.#	365,942
3,700	Jazz Pharmaceuticals, PLC#	476,338
25,200	NxStage Medical, Inc.#	476,784
10,100	Otonomy, Inc.#	150,692
68,200	Staar Surgical Company#	445,346
5,850	STERIS, PLC	405,054
9,200	VCA, Inc.#	471,684
18,900	Veeva Systems, Inc.#	455,490
17,600	Zeltiq Aesthetics, Inc.#^	408,672

		8,850,470

NUMBER OF SHARES		VALUE

	Industrials (5.4%)
6,400	Huron Consulting Group, Inc.#	$359,104
3,350	Manpowergroup, Inc.	255,773
12,200	US Ecology, Inc.	414,434
5,500	WABCO Holdings, Inc.#	493,075
3,300	Waste Connections, Inc.	197,901

		1,720,287

	Information Technology (31.4%)
16,900	Booz Allen Hamilton Holding Corp.	478,101
76,100	Calix, Inc.#	584,448
3,100	CoStar Group, Inc.#	543,647
12,100	Criteo, SA#	357,918
3,500	Demandware, Inc.#	148,505
15,700	FireEye, Inc.#	221,213
36,700	Gogo, Inc.#^	533,985
25,800	GTT Communications, Inc.#	384,162
6,200	Guidewire Software, Inc.#	341,248
4,600	Harris Corp.	400,062
109,300	Internap Network Services Corp.#	421,898
12,800	InterXion Holding, NV#	402,048
8,500	J2 Global, Inc.	616,335
27,000	MaxLinear, Inc. - Class A#	415,260
17,000	Mellanox Technologies, Ltd.#	772,650
6,300	NICE-Systems, Ltd.	381,339
11,000	QLIK Technologies, Inc.#	275,440
4,100	Qorvo, Inc.#	162,360
14,500	Sabre Corp.	371,345
16,200	SunPower Corp.#^	412,128
3,500	Tableau Software Inc- Class A#	280,840
12,000	Teradyne, Inc.	233,160
9,000	Vantiv, Inc. - Class A#	423,450
15,750	VeriFone Systems, Inc.#	368,392
30,800	Workiva, Inc.#	459,844

		9,989,778

	Materials (1.3%)
15,100	PolyOne Corp.	408,606

	Telecommunication Services (1.9%)
23,800	Zayo Group Holdings, Inc.#	595,476

	TOTAL COMMON STOCKS (Cost $34,547,914)	30,267,665

SHORT TERM INVESTMENT (6.4%)
2,035,135	Fidelity Prime Money Market Fund - Institutional Class (Cost $2,035,135)	2,035,135

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (4.2%)
	Federal Home Loan Bank Discount Notes
192,854	0.000%, 02/01/16	192,854
192,775	0.000%, 02/19/16	192,775
154,263	0.000%, 02/05/16	154,263

See accompanying Notes to Schedule of Investments

Calamos Discovery Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

154,215	Federal Home Loan Bank Discount Notes 0.000%, 02/25/16	$154,215
302,649	Fidelity Prime Money Market Fund - Institutional Class	302,649
42,038	Goldman Sachs Financial Square Prime Obligations Fund	42,038
287,556	Morgan Stanley Institutional Liquidity Fund	287,556

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $1,326,350)	1,326,350

TOTAL INVESTMENTS (105.8%) (Cost $37,909,399)		33,629,150

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-4.2%)		(1,326,350)

LIABILITIES, LESS OTHER ASSETS (-1.6%)		(519,171)

NET ASSETS (100.0%)		$31,783,629

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
^	Security, or portion of security, is on loan.

See accompanying Notes to Schedule of Investments

Calamos Dividend Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (97.3%)
	Consumer Discretionary (13.0%)
755	Amazon.com, Inc.#	$443,185
5,600	Comcast Corp. - Class A	311,976
9,715	Ford Motor Company	115,997
4,115	General Motors Company, Inc.	121,969
4,970	Home Depot, Inc.	625,027
2,920	McDonald’s Corp.	361,437
4,960	Nike, Inc. - Class B	307,570
4,420	Omnicom Group, Inc.	324,207
130	Priceline Group, Inc.#	138,446
1,205	Royal Caribbean Cruises, Ltd.	98,762
7,200	Starbucks Corp.	437,544
6,150	Target Corp.	445,383
785	Time Warner Cable, Inc.	142,878
1,855	Time Warner, Inc.	130,666
4,000	Walt Disney Company	383,280

		4,388,327

	Consumer Staples (10.1%)
4,450	Altria Group, Inc.	271,940
7,700	Coca-Cola Company	330,484
1,750	Costco Wholesale Corp.	264,460
2,475	CVS Health Corp.	239,060
3,020	Kroger Company	117,206
5,450	Mondelez International, Inc. - Class A	234,895
5,000	PepsiCo, Inc.	496,500
5,385	Philip Morris International, Inc.	484,704
2,870	Procter & Gamble Company	234,450
3,555	Reynolds American, Inc.	177,572
6,915	Walgreens Boots Alliance, Inc.	551,264

		3,402,535

	Energy (5.3%)
3,940	Chevron Corp.	340,692
3,400	ConocoPhillips	132,872
1,770	EOG Resources, Inc.	125,705
8,495	Exxon Mobil Corp.	661,336
1,750	Marathon Petroleum Corp.	73,132
2,100	Phillips 66	168,315
3,865	Schlumberger, Ltd.	279,324

		1,781,376

	Financials (15.1%)
2,025	American Express Company	108,338
5,850	American International Group, Inc.	330,408
4,400	American Tower Corp.	415,096
18,800	Bank of America Corp.	265,832
8,850	Bank of New York Mellon Corp.	320,547
9,570	BB&T Corp.	312,556
3,255	Berkshire Hathaway, Inc. - Class B#	422,401
7,900	Charles Schwab Corp.	201,687
5,715	Citigroup, Inc.	243,345
1,050	Crown Castle International Corp.	90,510
800	Goldman Sachs Group, Inc.	129,248
1,225	Intercontinental Exchange, Inc.	323,155
13,080	JPMorgan Chase & Company	778,260
4,300	MetLife, Inc.	191,995
1,800	Prudential Financial, Inc.	126,144
3,170	State Street Corp.	176,664
800	Travelers Companies, Inc.	85,632

NUMBER OF SHARES		VALUE

10,790	Wells Fargo & Company~	$541,982

		5,063,800

	Health Care (15.2%)
4,850	Abbott Laboratories	183,572
3,200	AbbVie, Inc.	175,680
1,025	Alexion Pharmaceuticals, Inc.#	149,578
630	Allergan, PLC#	179,191
1,400	Amgen, Inc.	213,822
2,300	Anthem, Inc.	300,127
350	Biogen, Inc.#	95,571
3,200	Bristol-Myers Squibb Company	198,912
2,665	Cardinal Health, Inc.	216,851
2,175	Celgene Corp.#	218,196
1,650	Express Scripts Holding Company#	118,586
3,250	Gilead Sciences, Inc.	269,750
480	Illumina, Inc.#	75,816
4,500	Johnson & Johnson~	469,980
760	Laboratory Corp. of America Holdings#	85,386
14,765	Merck & Company, Inc.	748,143
20,550	Pfizer, Inc.	626,569
3,420	Stryker Corp.	339,093
1,020	Thermo Fisher Scientific, Inc.	134,701
1,535	UnitedHealth Group, Inc.	176,771
1,340	Zimmer Biomet Holdings, Inc.	133,008

		5,109,303

	Industrials (9.7%)
1,375	3M Company	207,625
3,095	Boeing Company	371,802
8,480	CSX Corp.	195,210
3,475	Delta Air Lines, Inc.	153,908
3,300	Eaton Corp., PLC	166,683
20,965	General Electric Company	610,081
4,360	Honeywell International, Inc.	449,952
3,550	Ingersoll-Rand, PLC	182,719
1,605	Lockheed Martin Corp.	338,655
1,615	Stanley Black & Decker, Inc.	152,359
1,600	Union Pacific Corp.	115,200
975	United Parcel Service, Inc. - Class B	90,870
2,700	United Technologies Corp.	236,763

		3,271,827

	Information Technology (19.6%)
1,785	Accenture, PLC - Class A	188,389
175	Alphabet, Inc. - Class A#	133,236
1,002	Alphabet, Inc. - Class C#	744,436
12,100	Apple, Inc.	1,177,814
8,295	Cisco Systems, Inc.	197,338
2,100	Electronic Arts, Inc.#	135,545
5,050	Facebook, Inc. - Class A#	566,660
12,830	Intel Corp.	397,987
1,695	International Business Machines Corp.	211,519
2,400	Lam Research Corp.	172,296
2,900	MasterCard, Inc. - Class A	258,187
17,335	Microsoft Corp.	954,985
3,300	NVIDIA Corp.	96,657
6,000	Oracle Corp.	217,860
2,530	QUALCOMM, Inc.	114,710
1,300	Red Hat, Inc.#	91,065

See accompanying Notes to Schedule of Investments

Calamos Dividend Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

NUMBER OF SHARES		VALUE

3,300	Salesforce.com, Inc.#	$224,598
3,000	Texas Instruments, Inc.	158,790
4,650	Visa, Inc. - Class A	346,378
3,750	Xilinx, Inc.	188,513

		6,576,963

	Materials (1.9%)
1,700	Avery Dennison Corp.	103,513
5,350	Dow Chemical Company	224,700
4,300	E.I. du Pont de Nemours and Company	226,868
1,200	LyondellBasell Industries, NV - Class A	93,564

		648,645

	Telecommunication Services (3.7%)
9,400	AT&T, Inc.	338,964
18,284	Verizon Communications, Inc.	913,651

		1,252,615

	Utilities (3.7%)
4,400	Dominion Resources, Inc.	317,548
4,000	Duke Energy Corp.	301,200
9,500	Exelon Corp.	280,915

NUMBER OF SHARES		VALUE

3,100	NextEra Energy, Inc.	$346,301

		1,245,964

	TOTAL COMMON STOCKS (Cost $33,521,613)	32,741,355

SHORT TERM INVESTMENT (1.3%)
423,785	Fidelity Prime Money Market Fund - Institutional Class (Cost $423,785)	423,785

TOTAL INVESTMENTS (98.6%) (Cost $33,945,398)		33,165,140

OTHER ASSETS, LESS LIABILITIES (1.4%)		471,418

NET ASSETS (100.0%)		$33,636,558

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options.
The aggregate value of such securities is $230,652.

See accompanying Notes to Schedule of Investments

Calamos Mid Cap Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (98.8%)
	Consumer Discretionary (25.1%)
3,000	AMC Networks, Inc. - Class A#	$218,370
185	AutoZone, Inc.#	141,967
4,650	Burlington Stores, Inc.#	249,844
7,300	Dollar General Corp.	547,938
2,950	Five Below, Inc.#	103,929
9,125	Hilton Worldwide Holdings, Inc.	162,516
2,799	IMAX Corp.#	86,937
5,300	Liberty Global, PLC - Class A#	182,373
10,200	Lions Gate Entertainment Corp.	266,730
1,700	Mohawk Industries, Inc.#	282,897
3,500	PVH Corp.	256,830
5,270	Red Robin Gourmet Burgers, Inc.#	325,370
830	Tesla Motors, Inc.#^	158,696

		2,984,397

	Consumer Staples (2.2%)
6,900	Kroger Company	267,789

	Energy (2.7%)
800	Diamondback Energy, Inc.#	60,440
8,850	Gulfport Energy Corp.#	261,518

		321,958

	Financials (8.0%)
5,700	Evercore Partners, Inc. - Class A	257,469
2,250	Jones Lang LaSalle, Inc.	316,620
10,200	Realogy Holdings Corp.#	334,560
375	SVB Financial Group#	37,995

		946,644

	Health Care (24.9%)
6,850	Acadia Healthcare Company, Inc.#	418,055
1,600	Alkermes, PLC#	51,216
3,800	Amsurg Corp.#	278,122
1,400	Centene Corp.#	86,884
3,200	Community Health Systems, Inc.#	68,736
11,600	Envision Healthcare Holdings, Inc.#	256,360
7,725	IMS Health Holdings, Inc.#	178,602
1,125	Incyte Corp.#	79,380
2,650	Ionis Pharmaceuticals, Inc.#	103,165
1,780	Jazz Pharmaceuticals, PLC#	229,157
1,400	Perrigo Company, PLC	202,412
1,425	STERIS, PLC	98,667
3,450	VCA, Inc.#	176,882
12,700	Veeva Systems, Inc.#	306,070
10,050	Zoetis, Inc.	432,652

		2,966,360

	Industrials (9.4%)
11,200	CSX Corp.	257,824
4,453	Fortune Brands Home & Security, Inc.	216,371
3,900	Huron Consulting Group, Inc.#	218,829
2,750	Manpowergroup, Inc.	209,962
1,530	WABCO Holdings, Inc.#	137,165
1,250	Waste Connections, Inc.	74,963

		1,115,114

NUMBER OF SHARES		VALUE

	Information Technology (22.7%)
10,550	Booz Allen Hamilton Holding Corp.	$298,459
1,195	CoStar Group, Inc.#	209,567
9,000	FireEye, Inc.#	126,810
17,000	Gogo, Inc.#^	247,350
3,600	InterXion Holding, NV#	113,076
7,900	Mellanox Technologies, Ltd.#	359,055
3,100	Qorvo, Inc.#	122,760
2,975	Red Hat, Inc.#	208,399
10,700	Sabre Corp.	274,027
12,100	SunPower Corp.#^	307,824
1,500	Tableau Software, Inc. - Class A#	120,360
4,500	Teradyne, Inc.	87,435
9,900	VeriFone Systems, Inc.#	231,561

		2,706,683

	Telecommunication Services (3.8%)
7,800	T-Mobile USA, Inc.#	313,170
5,450	Zayo Group Holdings, Inc.#	136,359

		449,529

	TOTAL COMMON STOCKS (Cost $13,777,990)	11,758,474

SHORT TERM INVESTMENT (0.0%)
20	Fidelity Prime Money Market Fund - Institutional Class (Cost $20)	20

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (5.7%)
	Federal Home Loan Bank Discount Notes
98,539	0.000%, 02/1/16	98,539
98,499	0.000%, 02/19/16	98,499
78,821	0.000%, 02/5/16	78,821
78,796	0.000%, 02/25/16	78,796
154,639	Fidelity Prime Money Market Fund - Institutional Class	154,639
146,927	Morgan Stanley Institutional Liquidity Fund	146,927
21,479	Goldman Sachs Financial Square Prime Obligations Fund	21,479

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $677,700)	677,700

TOTAL INVESTMENTS (104.5%) (Cost $14,455,710)		12,436,194

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-5.7%)		(677,700)

OTHER ASSETS, LESS LIABILITIES (1.2%)		141,758

NET ASSETS (100.0%)		$11,900,252

See accompanying Notes to Schedule of Investments

Calamos Mid Cap Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
^	Security, or portion of security, is on loan.

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (98.7%)
		Consumer Discretionary (16.2%)
90,500		Ctrip.com International, Ltd.#	$3,862,540
100,000	EUR	Daimler, AG	7,001,380
62,000		Delphi Automotive, PLC	4,026,280
188,500	GBP	Domino’s Pizza Group, PLC	2,651,733
1,400,000	INR	Motherson Sumi Systems, Ltd.	5,528,503
94,150	ZAR	Naspers, Ltd. - Class N	11,898,029
122,000	DKK	Pandora, A/S	16,321,837
20,000	JPY	Ryohin Keikaku Company, Ltd.	4,242,011
711,620	HKD	Samsonite International, SA	1,844,567
225,000 .	JPY	Sony Corp.	4,689,010
237,500	GBP	SuperGroup, PLC	4,984,311
96,300	JPY	Toyota Motor Corp.	5,800,107
66,500	GBP	Whitbread, PLC	3,811,135
385,131	GBP	WPP, PLC	8,375,633

			85,037,076

		Consumer Staples (12.7%)
142,600	EUR	Anheuser-Busch InBev, SA	17,934,310
130,000	GBP	British American Tobacco, PLC	7,244,051
414,000	GBP	Diageo, PLC	11,145,512
120,000	CHF	Nestlé, SA	8,840,691
62,450	GBP	Reckitt Benckiser Group, PLC	5,554,368
141,000	JPY	Seven & I Holdings Company, Ltd.	6,288,948
215,000	EUR	Unilever, NV	9,523,673

			66,531,553

		Energy (3.6%)
115,000		Schlumberger, Ltd.	8,311,050
240,000	EUR	TOTAL, SA	10,661,025

			18,972,075

		Financials (15.8%)
2,023,400	HKD	AIA Group, Ltd.	11,249,024
62,000	EUR	AURELIUS, SE & Company KGaA	3,130,219
309,850	EUR	Azimut Holding, S.p.A	6,524,376
987,000	JPY	Daiwa Securities Group, Inc.	6,167,677
1,320,000	GBP	Henderson Group, PLC	5,251,909
315,000	INR	Housing Development Finance Corp., Ltd.	5,514,155
408,000	EUR	ING Groep, NV	4,648,056
1,465,000	EUR	Intesa Sanpaolo, S.p.A	4,174,034
450,000	EUR	Merlin Properties Socimi, SA	5,225,883
2,299,854	PHP	Metropolitan Bank & Trust Company	3,436,443
345,000	GBP	Prudential, PLC	6,777,930
497,000	GBP	St. James’s Place, PLC	6,804,586
115,000	JPY	Sumitomo Mitsui Financial Group, Inc.	3,780,614
145,000	CHF	UBS Group, AG	2,396,150
2,700,000	HKD	Value Partners Group, Ltd.^	2,456,249
180,452	EUR	Vonovia, SE	5,499,955

			83,037,260

		Health Care (13.5%)
358,000	JPY	Chugai Pharmaceutical Co., Ltd.	10,967,276
111,000	EUR	Fresenius, SE & Company KGaA	7,365,725
120,000	DKK	H Lundbeck, A/S#	3,897,676
2,556,000	AUD	Healthscope, Ltd.	4,040,542
179,000	GBP	Hikma Pharmaceuticals, PLC	5,166,609

NUMBER OF SHARES			VALUE

53,500	JPY	Kaken Pharmaceutical Company, Ltd.	$3,533,807
67,000	CHF	Novartis, AG	5,190,721
167,000	DKK	Novo Nordisk, A/S - Class B	9,330,024
36,000	CHF	Roche Holding, AG	9,324,875
137,951	EUR	UCB, SA	11,794,944

			70,612,199

		Industrials (13.6%)
98,500	EUR	ANDRITZ, AG	4,580,093
465,000	GBP	Ashtead Group, PLC	5,998,631
315,000	GBP	Capita, PLC	5,302,325
548,560	HKD	CK Hutchison Holdings, Ltd.	6,854,091
9,000	CHF	dorma+kaba Holding AG#	5,559,730
54,100	JPY	FANUC Corp.	7,064,973
213,750	EUR	KION Group, AG#	10,552,084
496,000	JPY	MISUMI Group, Inc.	6,065,668
101,000 .	JPY	Nidec Corp.	6,891,111
97,250	EUR	Safran, SA	6,300,098
81,500	EUR	Thales, SA	6,203,355

			71,372,159

		Information Technology (22.5%)
38,000		Accenture, PLC - Class A	4,010,520
74,000		Alibaba Group Holding, Ltd.#	4,960,220
411,000	GBP	ARM Holdings, PLC	5,863,067
65,400		Baidu, Inc.#	10,677,858
100,000		Check Point Software Technologies, Ltd.#	7,881,000
11,000	CAD	Constellation Software, Inc.	4,004,568
108,000	CAD	Enghouse Systems, Ltd.	4,634,078
40,500	EUR	Ingenico Group	4,780,826
9,000	JPY	Keyence Corp.	4,157,106
103,400		Mellanox Technologies, Ltd.#	4,699,530
53,000		NXP Semiconductors, NV#	3,963,340
123,300	JPY	Optex Company, Ltd.	3,103,932
182,800	EUR	SAP SE	14,566,413
245,000	JPY	Square Enix Holdings Company, Ltd.	5,887,487
3,103,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	13,361,300
678,900	HKD	Tencent Holdings, Ltd.	12,754,291
173,000	EUR	United Internet, AG	8,953,349

			118,258,885

		Telecommunication Services (0.8%)
250,000	EUR	Deutsche Telekom, AG	4,353,220

		TOTAL COMMON STOCKS (Cost $521,401,194)	518,174,427

SHORT TERM INVESTMENT (2.6%)
13,582,422		Fidelity Prime Money Market Fund - Institutional Class (Cost $13,582,422)	13,582,422

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.2%)
	Federal Home Loan Bank Discount Notes
183,405	0.000%, 02/01/16	$183,405
183,331	0.000%, 02/19/16	183,331
146,705	0.000%, 02/05/16	146,705
146,659	0.000%, 02/25/16	146,659
287,820	Fidelity Prime Money Market Fund - Institutional Class	287,820
39,978	Goldman Sachs Financial Square Prime Obligations Fund	39,978
273,467	Morgan Stanley Institutional Liquidity Fund	273,467

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $1,261,365)	1,261,365

TOTAL INVESTMENTS (101.5%) (Cost $536,244,981)		533,018,214

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.2%)		(1,261,365)

LIABILITIES, LESS OTHER ASSETS (-1.3%)		(6,715,173)

NET ASSETS (100.0%)		$525,041,676

FORWARD FOREIGN CURRENCY CONTRACTS
Counterparty	Short Contracts	Settlement Date	Local Currency	Current Value	Unrealized Gain/Loss
Brown Brothers Harriman & Company	Japanese Yen	02/29/16	566,088,000	$4,678,142	$96,434
Brown Brothers Harriman & Company	European Monetary Unit	02/29/16	41,183,000	44,641,937	(94,204)
Brown Brothers Harriman & Company	British Pound Sterling	02/29/16	3,781,000	5,387,719	39,823

					$42,053

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
^	Security, or portion of security, is on loan.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
PHP	Philippine Peso
TWD	New Taiwan Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund

CURRENCY EXPOSURE JANUARY 31, 2016

	VALUE	% OF TOTAL INVESTMENTS
European Monetary Unit	$153,773,018	28.9%
British Pound Sterling	84,931,800	15.9%
Japanese Yen	78,639,727	14.8%
US Dollar	67,236,125	12.6%
Hong Kong Dollar	35,158,222	6.6%
Swiss Franc	31,312,167	5.9%
Danish Krone	29,549,537	5.5%
New Taiwan Dollar	13,361,300	2.5%
South African Rand	11,898,029	2.2%
Indian Rupee	11,042,658	2.1%
Canadian Dollar	8,638,646	1.6%
Australian Dollar	4,040,542	0.8%
Philippine Peso	3,436,443	0.6%

Total Investments	$533,018,214	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (15.3%)
		Consumer Discretionary (3.9%)
12,100,000		Ctrip.com International, Ltd.* 1.000%, 07/01/20	$12,852,681
24,000,000	HKD	Shenzhou International Group Holdings, Ltd. 0.500%, 06/18/19	3,737,182

			16,589,863

		Financials (2.2%)
9,000,000		AYC Finance, Ltd. 0.500%, 05/02/19	9,268,123

		Health Care (1.4%)
7,600,000	SGD	Indah Capital, Ltd. 0.000%, 10/24/18	6,197,635

		Industrials (1.6%)
7,185,000		Larsen & Toubro, Ltd. 0.675%, 10/22/19	6,733,388

		Information Technology (4.3%)
4,200,000		Advanced Semiconductor Engineering, Inc. 0.000%, 03/27/18	3,890,660
4,750,000		MercadoLibre, Inc. 2.250%, 07/01/19	4,872,835
4,350,000		NXP Semiconductors, NV^ 1.000%, 12/01/19	4,586,401
2,965,000		ON Semiconductor Corp. 2.625%, 12/15/26	3,160,349
2,300,000	EUR	Rocket Internet, SE 3.000%, 07/22/22	1,890,934

			18,401,179

		Materials (1.0%)
4,200,000		Newmont Mining Corp. 1.625%, 07/15/17	4,172,364

		Utilities (0.9%)
3,750,000		ENN Energy Holdings, Ltd. 0.000%, 02/26/18	3,889,875

		TOTAL CONVERTIBLE BONDS (Cost $71,513,962)	65,252,427

NUMBER OF SHARES			VALUE
COMMON STOCKS (79.9%)
		Consumer Discretionary (13.4%)
1,435,595	MXN	Alsea, SAB de CV^	5,100,398
3,100,000	HKD	Brilliance China Automotive Holdings, Ltd.	2,988,873
361,280	TWD	Eclat Textile Company, Ltd.	5,147,952
26,300	KRW	Hyundai Motor Company	2,949,088
145,000	INR	Jubilant Foodworks, Ltd.	2,734,189
3,998,667	IDR	Matahari Department Store, Tbk PT	4,694,387
1,780,000	INR	Motherson Sumi Systems, Ltd.	7,029,097
109,290	ZAR	Naspers, Ltd. - Class N	13,811,318
2,356,300	MXN	Nemak, SAB de CV*^	3,013,944

NUMBER OF SHARES			VALUE

563,680	HKD	Samsonite International, SA	$1,461,097
197,000	GBP	WPP, PLC	4,284,256
58,000		Yum! Brands, Inc.	4,197,460

			57,412,059

		Consumer Staples (11.9%)
963,263	BRL	Ambev, SA	4,493,847
46,700	EUR	Anheuser-Busch InBev, SA	5,873,298
300,000	GBP	Diageo, PLC	8,076,458
536,000	MXN	Fomento Economico Mexicano, SAB de CV	5,082,880
1,360,000	MXN	Grupo Lala, SAB de CV	3,222,715
360,366	IDR	Hanjaya Mandala Sampoerna, Tbk PT	2,715,739
457,453	BRL	Hypermarcas, SA#	2,556,146
51,000	CHF	Nestlé, SA	3,757,294
141,000	EUR	Unilever, NV	6,245,757
630,000	PHP	Universal Robina Corp.	2,562,457
2,500,000	MXN	Wal-Mart de Mexico, SAB de CV	6,275,585

			50,862,176

		Energy (3.2%)
50,000		Anadarko Petroleum Corp.	1,954,500
5,272,000	HKD	PetroChina Company, Ltd. - Class H	3,265,954
190,000	EUR	TOTAL, SA	8,439,978

			13,660,432

		Financials (16.4%)
1,730,000	HKD	AIA Group, Ltd.	9,617,876
6,161,500	IDR	Bank Mandiri Persero, Tbk PT	4,351,265
542,000	BRL	BB Seguridade Participacoes, SA	3,134,272
6,650,000	HKD	China Construction Bank Corp.	4,059,793
1,480,000	HKD	China Life Insurance Company, Ltd.	3,588,213
100,000	EUR	Erste Group Bank, AG#	2,888,663
1,615,000	MXN	Fibra Uno Administracion, SA de CV	3,235,743
1,482,000	MXN	Grupo Financiero Banorte, SAB de CV	7,721,410
418,000	INR	Housing Development Finance Corp., Ltd.	7,317,196
1,458,000	INR	ICICI Bank, Ltd.	4,965,833
660,000	THB	Kasikornbank, PCL	3,162,988
4,072,538	PHP	Metropolitan Bank & Trust Company	6,085,189
18,500	KRW	Samsung Fire & Marine Insurance Company, Ltd.	4,617,965
96,700	KRW	Shinhan Financial Group Company, Ltd.#	3,125,623
2,310,000	HKD	Value Partners Group, Ltd.^	2,101,457

			69,973,486

		Health Care (3.2%)
34,800		China Biologic Products, Inc.#	4,463,796
263,000	INR	Glenmark Pharmaceuticals, Ltd.	3,010,207
217,000	GBP	Hikma Pharmaceuticals, PLC	6,263,431

			13,737,434

		Industrials (7.4%)
56,850	EUR	ANDRITZ, AG	2,643,434
825,000	TRY	Aselsan Elektronik Sanayi Ve Ticaret, AS	5,062,324
558,056	HKD	CK Hutchison Holdings, Ltd.	6,972,741

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

NUMBER OF SHARES			VALUE

182,000		Controladora Vuela Cia de Aviacion, SAB de CV#	$3,083,080
29,800	JPY	FANUC Corp.	3,891,612
250,000	INR	Larsen & Toubro, Ltd.	4,088,399
218,000	BRL	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao, SA	2,173,569
675,000	HKD	Zhuzhou CSR Times Electric Company, Ltd.	3,482,853

			31,398,012

		Information Technology (19.8%)
30,000		Accenture, PLC - Class A	3,166,200
88,800		Alibaba Group Holding, Ltd.#	5,952,264
78,000		Baidu, Inc.#	12,735,060
65,000	TWD	Hermes Microvision, Inc.	1,571,504
238,000	INR	Infosys, Ltd.	4,091,337
52,000	TWD	Largan Precision Company, Ltd.	3,732,212
7,400	KRW	NAVER Corp.	3,901,795
3,822,000	HKD	PAX Global Technology, Ltd.^	3,874,335
12,044	KRW	Samsung Electronics Co., Ltd.	11,652,002
4,107,649	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	17,687,248
89,518	INR	Tata Consultancy Services, Ltd.	3,166,421
585,500	HKD	Tencent Holdings, Ltd.	10,999,613
165,000		Yandex, NV - Class A#	2,214,300

			84,744,291

		Telecommunication Services (3.8%)
1,166,500	HKD	China Mobile, Ltd.	12,813,047
13,700,000	IDR	Telekomunikasi Indonesia Persero, Tbk PT	3,361,147

			16,174,194

		Utilities (0.8%)
80,000	KRW	Korea Electric Power Corp.#	3,511,861

		TOTAL COMMON STOCKS (Cost $383,123,655)	341,473,945

SHORT TERM INVESTMENT (4.5%)
19,440,223		Fidelity Prime Money Market Fund - Institutional Class (Cost $19,440,223)	19,440,223

NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.5%)
		Federal Home Loan Bank Discount Notes
915,625		0.000%, 02/01/16	915,625
915,254		0.000%, 02/19/16	915,254
732,403		0.000%, 02/05/16	732,403
732,177		0.000%, 02/25/16	732,177
1,436,906		Fidelity Prime Money Market Fund - Institutional Class	1,436,906
199,587		Goldman Sachs Financial Square Prime Obligations Fund	199,587
1,365,250		Morgan Stanley Institutional Liquidity Fund	1,365,250

VALUE

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $6,297,202)	$6,297,202

TOTAL INVESTMENTS (101.2%) (Cost $480,375,042)	432,463,797

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.5%)	(6,297,202)

OTHER ASSETS, LESS LIABILITIES (0.3%)	1,370,113

NET ASSETS (100.0%)	$427,536,708

FORWARD FOREIGN CURRENCY CONTRACTS
Counterparty	Short Contracts	Settlement Date	Local Currency	Current Value	Unrealized Gain/Loss
Brown Brothers Harriman & Company	British Pound Sterling	02/29/16	10,875,000	$15,496,284	$114,540
Brown Brothers Harriman & Company	European Monetary Unit	02/29/16	24,070,000	26,091,626	(55,059)
Brown Brothers Harriman & Company	Japanese Yen	02/29/16	504,809,000	4,171,733	85,995

					$145,476

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PHP	Philippine Peso
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency.

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

CURRENCY EXPOSURE JANUARY 31, 2016

	VALUE	% OF TOTAL INVESTMENTS
US Dollar	$116,930,761	27.0%
Hong Kong Dollar	68,963,034	15.9%
Indian Rupee	36,402,679	8.4%
Mexican Peso	33,652,675	7.8%
South Korean Won	29,758,334	6.9%
New Taiwan Dollar	28,138,916	6.5%
European Monetary Unit	27,982,064	6.5%
British Pound Sterling	18,624,145	4.3%
Indonesian Rupiah	15,122,538	3.5%
South African Rand	13,811,318	3.2%
Brazilian Real	12,357,834	2.9%
Philippine Peso	8,647,646	2.0%
Singapore Dollar	6,197,635	1.4%
Turkish Lira	5,062,324	1.2%
Japanese Yen	3,891,612	0.9%
Swiss Franc	3,757,294	0.9%
Thai Baht	3,162,988	0.7%

Total Investments	$432,463,797	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Emerging Market Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (93.6%)
		Consumer Discretionary (14.6%)
35,947	MXN	Alsea, SAB de CV	$127,713
116,000	HKD	Brilliance China Automotive Holdings, Ltd.	111,842
17,740		Cox & Kings, Ltd.	59,376
5,130		Ctrip.com International, Ltd.#	218,948
9,960	TWD	Eclat Textile Company, Ltd.	141,922
660	KRW	Hyundai Motor Company	74,007
23,200	PHP	Jollibee Foods Corp.	100,265
1,600	KRW	LOTTE Himart Company, Ltd.#	75,570
5,000		Mahindra & Mahindra, Ltd.	89,250
146,870	IDR	Matahari Department Store, Tbk PT	172,424
2,953	ZAR	Naspers, Ltd. - Class N	373,180
68,850	MXN	Nemak SAB de CV*^	88,066
10,000	TWD	Tung Thih Electronic Company, Ltd.	113,136

			1,745,699

		Consumer Staples (8.1%)
27,700	BRL	Ambev, SA	129,227
15,700	MXN	Fomento Economico Mexicano, SAB de CV	148,883
53,000	MXN	Grupo Lala, SAB de CV	125,591
14,905	IDR	Hanjaya Mandala Sampoerna Tbk PT	112,325
19,540	BRL	Hypermarcas, SA#	109,185
4,440		United Spirits, Ltd.#	81,430
18,000	PHP	Universal Robina Corp.	73,213
73,200	MXN	Wal-Mart de Mexico SAB de CV	183,749

			963,603

		Energy (2.0%)
73,000	HKD	CNOOC, Ltd.	74,404
1,800		Lukoil PJSC	60,606
163,000	HKD	PetroChina Company, Ltd. - Class H	100,977

			235,987

		Financials (21.3%)
24,200	HKD	AIA Group, Ltd.	134,539
6,225		Axis Bank, Ltd.	188,929
276,600	PHP	Ayala Land, Inc.	183,552
171,200	IDR	Bank Rakyat Indonesia Persero, Tbk PT	141,193
12,700	BRL	BB Seguridade Participacoes, SA	73,441
174,000	HKD	China Construction Bank Corp.	106,226
10,500		China Life Insurance Company, Ltd.^	127,050
24,000	HKD	China Overseas Land & Investment, Ltd.	70,119
4,270	EUR	Erste Group Bank, AG#	123,346
58,300	MXN	Fibra Uno Administracion, SA de CV	116,807
45,300	MXN	Grupo Financiero Banorte, SAB de CV	236,019
3,325	PHP	GT Capital Holdings, Inc.	90,402
26,675		ICICI Bank, Ltd.	177,389
20,700	THB	Kasikornbank, PCL	99,203
160,391	PHP	Metropolitan Bank & Trust Company	239,656

NUMBER OF SHARES			VALUE

595	KRW	Samsung Fire & Marine Insurance Company, Ltd.	$148,524
2,700	KRW	Shinhan Financial Group Company, Ltd.#	87,272
47,000		Turkiye Garanti Bankasi AS	122,200
89,000	HKD	Value Partners Group, Ltd.^	80,965

			2,546,832

		Health Care (5.1%)
1,430		China Biologic Products, Inc.#	183,426
2,030		Dr. Reddy’s Laboratories, Ltd.	91,208
8,140	GBP	Hikma Pharmaceuticals, PLC	234,951
66,200	MYR	IHH Healthcare Bhd	104,672

			614,257

		Industrials (9.2%)
48,885	TRY	Aselsan Elektronik Sanayi Ve Ticaret AS	299,966
8,200		Controladora Vuela Cia de Aviacion SAB de CV#	138,908
330	KRW	Hyundai Glovis Company, Ltd.#	56,649
13,600		Larsen & Toubro, Ltd.	219,640
10,100	BRL	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao, SA	100,702
679,000	IDR	Wijaya Karya Persero, Tbk PT	139,254
27,000	HKD	Zhuzhou CSR Times Electric Company, Ltd.	139,314

			1,094,433

		Information Technology (28.3%)
121,000	TWD	Advanced Semiconductor Engineering, Inc.	129,975
3,330		Alibaba Group Holding, Ltd.#	223,210
2,190		Baidu, Inc.#	357,561
23,000	TWD	Egis Technology, Inc.#	102,341
2,000	TWD	Hermes Microvision, Inc.	48,354
9,830		Infosys, Ltd.	176,055
2,000	TWD	Largan Precision Company, Ltd.	143,547
101,000	HKD	Lenovo Group, Ltd.	90,661
5,300	BRL	Linx, SA	66,426
1,124		MercadoLibre, Inc.	110,422
380	KRW	NAVER Corp.	200,362
98,000	HKD	PAX Global Technology, Ltd.	99,342
480	KRW	Samsung Electronics Co., Ltd.	464,377
119,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	512,406
27,200	HKD	Tencent Holdings, Ltd.	510,998
10,900		Yandex, NV - Class A#	146,278

			3,382,315

		Telecommunication Services (2.7%)
29,500	HKD	China Mobile, Ltd.	324,033

		Utilities (2.3%)
92,000	HKD	Huaneng Power International, Inc.	75,693
4,400	KRW	Korea Electric Power Corp.#	193,153

			268,846

		TOTAL COMMON STOCKS (Cost $12,854,993)	11,176,005

See accompanying Notes to Schedule of Investments

Calamos Emerging Market Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

NUMBER OF SHARES		VALUE

EXCHANGE-TRADED FUND (0.8%)
	Other (0.8%)
6,500	Market Vectors Vietnam ETF (Cost $95,503)	$90,740

SHORT TERM INVESTMENT (4.8%)
570,513	Fidelity Prime Money Market Fund - Institutional Class (Cost $570,513)	570,513

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.1%)
	Federal Home Loan Bank Discount Notes
19,176	0.000%, 02/1/16	19,176
19,168	0.000%, 02/19/16	19,168
15,339	0.000%, 02/5/16	15,339
15,334	0.000%, 02/25/16	15,334
30,094	Fidelity Prime Money Market Fund - Institutional Class	30,094
4,180	Goldman Sachs Financial Square Prime Obligations Fund	4,180
28,593	Morgan Stanley Institutional Liquidity Fund	28,593

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $131,884)	131,884

TOTAL INVESTMENTS (100.3%) (Cost $13,652,893)		11,969,142

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.1%)		(131,884)

OTHER ASSETS, LESS LIABILITIES (0.8%)		100,321

NET ASSETS (100.0%)		$11,937,579

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

Calamos Emerging Market Equity Fund

CURRENCY EXPOSURE JANUARY 31, 2016

	VALUE	% OF TOTAL INVESTMENTS
US Dollar	$3,565,023	29.8%
Hong Kong Dollar	1,919,113	16.0%
South Korean Won	1,299,914	10.9%
New Taiwan Dollar	1,191,681	10.0%
Mexican Peso	1,026,828	8.6%
Philippine Peso	687,088	5.7%
Indonesian Rupiah	565,196	4.7%
Brazilian Real	478,981	4.0%
South African Rand	373,180	3.1%
Turkish Lira	299,966	2.5%
British Pound Sterling	234,951	2.0%
European Monetary Unit	123,346	1.0%
Malaysian Ringgit	104,672	0.9%
Thai Baht	99,203	0.8%

Total Investments	$11,969,142	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (94.9%)
		Consumer Discretionary (21.0%)
3,800		Amazon.com, Inc.#	$2,230,600
20,300		Comcast Corp. - Class A	1,130,913
25,200		Ctrip.com International, Ltd.#	1,075,536
23,800	EUR	Daimler, AG	1,666,329
20,100		Delphi Automotive, PLC	1,305,294
12,400		Dollar General Corp.	930,744
51,400	GBP	Domino’s Pizza Group, PLC	723,072
16,700		Home Depot, Inc.	2,100,192
33,000		Lions Gate Entertainment Corp.	862,950
290,000	INR	Motherson Sumi Systems, Ltd.	1,145,190
22,750	ZAR	Naspers, Ltd. - Class N	2,874,988
30,000	DKK	Pandora, A/S	4,013,566
3,325		Priceline Group, Inc.#	3,541,025
189,307	HKD	Samsonite International, SA	490,697
59,100	JPY	Sony Corp.	1,231,647
20,300		Starbucks Corp.	1,233,631
5,500		Tesla Motors, Inc.#^	1,051,600
13,100	JPY	Toyota Motor Corp.	789,007
10,700		Walt Disney Company	1,025,274
104,800	GBP	WPP, PLC	2,279,137

			31,701,392

		Consumer Staples (7.2%)
27,180	EUR	Anheuser-Busch InBev, SA	3,418,335
29,000	GBP	British American Tobacco, PLC	1,615,980
100,600	GBP	Diageo, PLC	2,708,306
24,300		Mondelez International, Inc. - Class A	1,047,330
27,000	JPY	Seven & I Holdings Company, Ltd.	1,204,267
9,900		Walgreens Boots Alliance, Inc.	789,228

			10,783,446

		Energy (2.7%)
12,200		Anadarko Petroleum Corp.	476,898
19,150		EOG Resources, Inc.	1,360,033
11,000		Occidental Petroleum Corp.	757,130
21,300		Schlumberger, Ltd.	1,539,351

			4,133,412

		Financials (10.4%)
399,600	HKD	AIA Group, Ltd.	2,221,563
18,500	EUR	AURELIUS, SE & Company KGaA	934,017
68,500	EUR	Azimut Holding, S.p.A	1,442,374
14,900		Citigroup, Inc.	634,442
297,000	JPY	Daiwa Securities Group, Inc.	1,855,927
46,400	INR	Housing Development Finance Corp., Ltd.	812,244
113,000	EUR	ING Groep, NV	1,287,329
454,197	PHP	Metropolitan Bank & Trust Company	678,661
33,000	JPY	Mitsui Fudosan Company, Ltd.	776,849
35,400	GBP	Prudential, PLC	695,475
86,200	GBP	St. James’s Place, PLC	1,180,192
20,200	JPY	Sumitomo Mitsui Financial Group, Inc.	664,073
43,035	EUR	Vonovia, SE	1,311,654
22,400		Wells Fargo & Company	1,125,152

			15,619,952

NUMBER OF SHARES			VALUE

		Health Care (11.3%)
18,150		Celgene Corp.#	$1,820,808
56,000		Cerner Corp.#	3,248,560
50,600	JPY	Chugai Pharmaceutical Co., Ltd.	1,550,123
7,700		Gilead Sciences, Inc.	639,100
10,720		Illumina, Inc.#	1,693,224
12,800	JPY	Kaken Pharmaceutical Company, Ltd.	845,472
13,415		Laboratory Corp. of America Holdings#	1,507,175
14,000	CHF	Novartis, AG	1,084,628
23,000	DKK	Novo Nordisk, A/S - Class B	1,284,973
8,500		Stryker Corp.	842,775
19,200	EUR	UCB, SA	1,641,619
8,000		Zimmer Biomet Holdings, Inc.	794,080

			16,952,537

		Industrials (11.6%)
32,100	EUR	ANDRITZ, AG	1,492,599
104,000	GBP	Ashtead Group, PLC	1,341,629
87,000	GBP	Capita, PLC	1,464,452
124,888	HKD	CK Hutchison Holdings, Ltd.	1,560,438
29,800		CSX Corp.	685,996
1,970	CHF	dorma+kaba Holding AG#	1,216,963
14,100	JPY	FANUC Corp.	1,841,333
52,500	EUR	KION Group, AG#	2,591,740
16,100	JPY	Nidec Corp.	1,098,484
27,700	EUR	Safran, SA	1,794,475
17,400	EUR	Thales, SA	1,324,397
12,000		United Parcel Service, Inc. - Class B	1,118,400

			17,530,906

		Information Technology (30.7%)
15,300		Alibaba Group Holding, Ltd.#	1,025,559
9,025		Alphabet, Inc. - Class A#	6,871,184
3,537		Alphabet, Inc. - Class C#	2,627,814
53,100		Apple, Inc.	5,168,754
104,000	GBP	ARM Holdings, PLC	1,483,599
15,900		Baidu, Inc.#	2,595,993
15,030		Check Point Software
		Technologies, Ltd.#	1,184,514
2,950	CAD	Constellation Software, Inc.	1,073,953
31,100		Facebook, Inc. - Class A#	3,489,731
1,500	JPY	Keyence Corp.	692,851
13,800		LinkedIn Corp. - Class A#	2,731,158
33,000		MasterCard, Inc. - Class A	2,937,990
26,200		Mellanox Technologies, Ltd.#	1,190,790
1,080	KRW	Samsung Electronics Co., Ltd.	1,044,849
31,600	EUR	SAP SE	2,518,045
21,000		Splunk, Inc.#	972,090
64,300	JPY	Square Enix Holdings Company, Ltd.	1,545,165
569,000	TWD	Taiwan Semiconductor
		Manufacturing Company, Ltd.	2,450,074
170,200	HKD	Tencent Holdings, Ltd.	3,197,496
72,600		Trimble Navigation, Ltd.#	1,400,454

			46,202,063

		TOTAL COMMON STOCKS (Cost $130,413,230)	142,923,708

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENT (5.5%)
8,344,166	Fidelity Prime Money Market Fund - Institutional Class (Cost $8,344,166)	$8,344,166

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.7%)
	Federal Home Loan Bank Discount Notes
151,930	0.000%, 02/1/16	151,930
151,869	0.000%, 02/19/16	151,869
121,528	0.000%, 02/5/16	121,528
121,491	0.000%, 02/25/16	121,491
238,427	Fidelity Prime Money Market Fund - Institutional Class	238,427
33,118	Goldman Sachs Financial Square Prime Obligations Fund	33,118
226,537	Morgan Stanley Institutional Liquidity Fund	226,537
	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $1,044,900)	1,044,900

TOTAL INVESTMENTS (101.1%) (Cost $139,802,296)		152,312,774
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.7%)		(1,044,900)

LIABILITIES, LESS OTHER ASSETS (-0.4%)		(674,083)

NET ASSETS (100.0%)		$150,593,791

FORWARD FOREIGN CURRENCY CONTRACTS
Counterparty	Short Contracts	Settlement Date	Local Currency	Current Value	Unrealized Gain/Loss
Brown Brothers Harriman & Company	British Pound Sterling	02/29/16	2,424,000	$3,454,068	$25,531
Brown Brothers Harriman & Company	European Monetary Unit	02/29/16	7,441,000	8,065,965	(17,021)
Brown Brothers Harriman & Company	Japanese Yen	02/29/16	739,290,000	6,109,480	125,939

					$134,449

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
^	Security, or portion of security, is on loan.

FOREIGN CURRENCY ABBREVIATIONS
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
PHP	Philippine Peso
TWD	New Taiwan Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund

CURRENCY EXPOSURE JANUARY 31, 2016

	VALUE	% OF TOTAL INVESTMENTS
US Dollar	$78,152,538	51.3%
European Monetary Unit	21,422,913	14.1%
Japanese Yen	14,095,198	9.2%
British Pound Sterling	13,491,842	8.9%
Hong Kong Dollar	7,470,194	4.9%
Danish Krone	5,298,539	3.5%
South African Rand	2,874,988	1.9%
New Taiwan Dollar	2,450,074	1.6%
Swiss Franc	2,301,591	1.5%
Indian Rupee	1,957,434	1.3%
Canadian Dollar	1,073,953	0.7%
South Korean Won	1,044,849	0.7%
Philippine Peso	678,661	0.4%

Total Investments	$152,312,774	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CONVERTIBLE BONDS (18.2%)
	Consumer Discretionary (5.8%)
	Jarden Corp.
16,600,000	1.125%, 03/15/34	$19,472,713
9,275,000	1.500%, 06/15/19	13,007,816
38,195,000	Liberty Interactive, LLC (Time Warner Cable, Inc., Time Warner, Inc.)§ 0.750%, 03/30/43	57,730,024
13,063,000	Liberty Media Corp. 1.375%, 10/15/23	12,390,582
18,000,000	Priceline Group, Inc. 1.000%, 03/15/18	22,783,500
13,700,000	Tesla Motors, Inc. 1.250%, 03/01/21	11,006,306

		136,390,941

	Energy (0.2%)
8,700,000	Whiting Petroleum Corp.* 1.250%, 04/01/20	4,699,218

	Financials (1.0%)
20,550,000	Ares Capital Corp. 5.750%, 02/01/16	20,563,666
1,533,000	MGIC Investment Corp. 2.000%, 04/01/20	1,722,800

		22,286,466

	Health Care (2.7%)
9,904,000	BioMarin Pharmaceutical, Inc. 1.500%, 10/15/20	10,926,390
3,920,000	Gilead Sciences, Inc. 1.625%, 05/01/16	14,490,358
10,700,000	Hologic, Inc.‡ 0.000%, 12/15/43	13,084,549
17,525,000	Illumina, Inc.^ 0.000%, 06/15/19	18,093,161
5,957,000	Molina Healthcare, Inc. 1.625%, 08/15/44	6,824,875

		63,419,333

	Industrials (0.5%)
10,050,000	Air Lease Corp. 3.875%, 12/01/18	11,853,272

	Information Technology (7.5%)
9,000,000	Euronet Worldwide, Inc. 1.500%, 10/01/44	11,296,215
12,500,000	Intel Corp. 3.250%, 08/01/39	19,213,938
6,200,000	Lam Research Corp. 0.500%, 05/15/16	7,339,033
12,990,000	LinkedIn Corp. 0.500%, 11/01/19	13,173,873
14,260,000	Microchip Technology, Inc.* 1.625%, 02/15/25	13,814,446
10,600,000	NVIDIA Corp. 1.000%, 12/01/18	15,968,953
13,860,000	ON Semiconductor Corp.* 1.000%, 12/01/20	12,328,054
10,200,000	Red Hat, Inc.^ 0.250%, 10/01/19	12,119,895

PRINCIPAL AMOUNT		VALUE

19,925,000	Salesforce.com, Inc. 0.250%, 04/01/18	$23,613,217
12,974,000	ServiceNow, Inc.^ 0.000%, 11/01/18	13,952,175
7,650,000	Twitter, Inc. 0.250%, 09/15/19	6,559,301
11,400,000	Workday, Inc. 0.750%, 07/15/18	11,878,800
14,700,000	Yahoo!, Inc. 0.000%, 12/01/18	14,148,383

		175,406,283

	Materials (0.5%)
12,721,000	RTI International Metals, Inc. 1.625%, 10/15/19	11,971,733

	TOTAL CONVERTIBLE BONDS (Cost $406,919,280)	426,027,246

CORPORATE BONDS (6.8%)
	Consumer Discretionary (3.9%)
5,153,000	Dana Holding Corp. 5.500%, 12/15/24	4,640,921
	DISH DBS Corp.
12,500,000	5.875%, 07/15/22	11,765,625
10,030,000	5.125%, 05/01/20	9,929,700
23,500,000	Expedia, Inc. 5.950%, 08/15/20	25,695,605
9,900,000	Home Depot, Inc. 2.700%, 04/01/23	10,000,534
23,000,000	L Brands, Inc. 5.625%, 02/15/22	24,710,625
2,429,000	Lowe’s Companies, Inc. 3.875%, 09/15/23	2,622,166
3,040,000	PVH Corp. 4.500%, 12/15/22	2,956,400

		92,321,576

	Consumer Staples (0.5%)
9,865,000	Wal-Mart Stores, Inc. 3.300%, 04/22/24	10,358,053

	Financials (0.8%)
4,950,000	Berkshire Hathaway, Inc. 3.000%, 02/11/23	5,099,366
12,000,000	Neuberger Berman Group, LLC* 5.875%, 03/15/22	12,561,480

		17,660,846

	Health Care (0.1%)
3,000,000	Universal Health Services, Inc.* 4.750%, 08/01/22	2,998,125

		2,998,125

	Industrials (0.0%)
1,020,000	Icahn Enterprises, LP 4.875%, 03/15/19	943,500

	Information Technology (1.2%)
2,230,000	ACI Worldwide, Inc.* 6.375%, 08/15/20	2,291,325
4,935,000	Apple, Inc. 3.450%, 05/06/24	5,129,686

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

11,415,000	Brocade Communications Systems, Inc. 4.625%, 01/15/23	$10,894,190
9,865,000	Google, Inc. 3.375%, 02/25/24	10,557,030

		28,872,231

	Materials (0.3%)
7,135,000	Alcoa, Inc.^ 5.125%, 10/01/24	5,846,241

	TOTAL CORPORATE BONDS (Cost $158,731,141)	159,000,572

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (9.1%)
	Consumer Staples (0.4%)
176,350	Tyson Foods, Inc. 4.750%	10,588,054

	Financials (2.7%)
462,500	Affiliated Managers Group, Inc. 5.150%	23,240,625
161,930	American Tower Corp. 5.250%	16,056,979
220,000	Crown Castle International Corp. 4.500%	23,317,800

		62,615,404

	Health Care (3.0%)
31,575	Allergan, PLC 5.500%	29,942,257
921,975	Anthem, Inc. 5.250%	40,649,877

		70,592,134

	Industrials (0.9%)
135,000	Stanley Black & Decker, Inc.^ 6.250%	14,320,800
63,500	Stericycle, Inc. 5.250%	5,774,055

		20,094,855

	Telecommunication Services (0.7%)
236,200	T-Mobile USA, Inc. 5.500%	16,302,524

	Utilities (1.4%)
301,775	Dominion Resources, Inc. 6.375%	15,016,324
320,000	Exelon Corp.^ 6.500%	13,766,400
95,000	NextEra Energy, Inc. 6.371%	5,234,500

		34,017,224

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $209,915,534)	214,210,195

NUMBER OF SHARES		VALUE

COMMON STOCKS (60.3%)
	Consumer Discretionary (7.6%)
47,500	Amazon.com, Inc.#	$27,882,500
480,000	Home Depot, Inc.	60,364,800
536,000	Nike, Inc. - Class B	33,237,360
508,000	Starbucks Corp.	30,871,160
275,000	Walt Disney Company	26,350,500

		178,706,320

	Consumer Staples (8.2%)
825,000	Coca-Cola Company	35,409,000
215,000	Costco Wholesale Corp.	32,490,800
560,000	Mondelez International, Inc. - Class A	24,136,000
215,000	PepsiCo, Inc.	21,349,500
200,000	Philip Morris International, Inc.	18,002,000
321,000	Procter & Gamble Company	26,222,490
415,000	Walgreens Boots Alliance, Inc.	33,083,800

		190,693,590

	Energy (4.3%)
200,000	Anadarko Petroleum Corp.	7,818,000
130,600	Chevron Corp.	11,292,982
140,000	EOG Resources, Inc.	9,942,800
409,000	Exxon Mobil Corp.	31,840,650
400,000	Occidental Petroleum Corp.	27,532,000
179,000	Schlumberger, Ltd.	12,936,330

		101,362,762

	Financials (10.6%)
520,000	American International Group, Inc.	29,369,600
304,500	Bank of New York Mellon Corp.	11,028,990
844,710	Citigroup, Inc.	35,967,752
64,450	Intercontinental Exchange, Inc.	17,001,910
1,000,000	JPMorgan Chase & Company	59,500,000
400,890	MetLife, Inc.	17,899,739
258,302	State Street Corp.	14,395,170
1,250,000	Wells Fargo & Company	62,787,500

		247,950,661

	Health Care (7.8%)
76,270	Alexion Pharmaceuticals, Inc.#	11,130,081
215,000	Celgene Corp.#	21,568,800
388,675	Johnson & Johnson	40,593,217
611,300	Merck & Company, Inc.	30,974,571
870,000	Pfizer, Inc.	26,526,300
281,000	Stryker Corp.	27,861,150
249,000	Zimmer Biomet Holdings, Inc.	24,715,740

		183,369,859

	Industrials (8.7%)
82,825	3M Company	12,506,575
196,000	Boeing Company	23,545,480
400,000	CSX Corp.	9,208,000
416,000	Delta Air Lines, Inc.	18,424,640
240,800	Eaton Corp., PLC	12,162,808
1,100,000	General Electric Company	32,010,000
177,300	Honeywell International, Inc.	18,297,360
72,800	Lockheed Martin Corp.	15,360,800
100,000	Northrop Grumman Corp.	18,506,000
136,750	Union Pacific Corp.	9,846,000
240,000	United Parcel Service, Inc. - Class B	22,368,000

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

NUMBER OF SHARES		VALUE

135,072	United Technologies Corp.	$11,844,463

		204,080,126

	Information Technology (12.2%)
300,000	Accenture, PLC - Class A	31,662,000
67,500	Alphabet, Inc. - Class A#	51,391,125
820,000	Apple, Inc.	79,818,800
205,800	Facebook, Inc. - Class A#	23,092,818
270,100	MasterCard, Inc. - Class A	24,047,003
1,118,000	Microsoft Corp.	61,590,620
375,000	Oracle Corp.	13,616,250

		285,218,616

	Utilities (0.9%)
189,090	NextEra Energy, Inc.	21,123,244

	TOTAL COMMON STOCKS (Cost $1,187,558,949)	1,412,505,178

SHORT TERM INVESTMENT (4.6%)
107,789,863	Fidelity Prime Money Market Fund - Institutional Class (Cost $107,789,863)	107,789,863

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.2%)
	Federal Home Loan Bank Discount Notes
4,070,760	0.000%, 02/01/16	4,070,760
4,069,111	0.000%, 02/19/16	4,069,111
3,256,179	0.000%, 02/05/16	3,256,179
3,255,171	0.000%, 02/25/16	3,255,171

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

6,388,314	Fidelity Prime Money Market Fund - Institutional Class	$6,388,314
887,340	Goldman Sachs Financial Square Prime Obligations Fund	887,340
6,069,743	Morgan Stanley Institutional Liquidity Fund	6,069,743

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $27,996,618)	27,996,618

TOTAL INVESTMENTS (100.2%) (Cost $2,098,911,385)		2,347,529,672

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.2%)		(27,996,618)

OTHER ASSETS, LESS LIABILITIES (1.0%)		23,619,162

NET ASSETS (100.0%)		$2,343,152,217

NOTES TO SCHEDULE OF INVESTMENTS

§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2016.
^	Security, or portion of security, is on loan.
#	Non-income producing security.

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (39.6%)
		Consumer Discretionary (8.5%)
6,460,000		Ctrip.com International, Ltd.* 1.000%, 07/01/20	$6,861,845
410,000,000	JPY	HIS Company, Ltd. 0.000%, 08/30/19	3,671,837
		Priceline Group, Inc.
5,826,000		0.350%, 06/15/20^	6,422,466
3,690,000		0.900%, 09/15/21	3,548,710
		Tesla Motors, Inc.
8,535,000		1.250%, 03/01/21	6,856,848
1,900,000		0.250%, 03/01/19	1,638,408

			29,000,114

		Energy (0.8%)
2,970,000		SEACOR Holdings, Inc. 2.500%, 12/15/27	2,563,645

		Financials (6.6%)
3,975,000		Ares Capital Corp. 5.750%, 02/01/16	3,977,643
3,500,000	EUR	AURELIUS, SE & Co. KGaA 1.000%, 12/01/20	3,938,388
5,500,000		AYC Finance, Ltd. 0.500%, 05/02/19	5,663,853
7,100,000	EUR	Azimut Holding, S.p.A. 2.125%, 11/25/20	8,756,646

			22,336,530

		Health Care (0.6%)
2,030,000		Medidata Solutions, Inc. 1.000%, 08/01/18	2,076,162

		Industrials (8.6%)
3,000,000 .	GBP	Carillion Finance Jersey, Ltd. 2.500%, 12/19/19	4,118,815
490,000,000	JPY	Japan Airport Terminal Company, Ltd. 0.000%, 03/04/22	4,333,890
5,350,000		Larsen & Toubro, Ltd. 0.675%, 10/22/19	5,013,727
540,000,000	JPY	Lixil Group Corp. 0.000%, 03/04/20	4,521,133
6,000,000		MISUMI Group, Inc. 0.000%, 10/22/18	6,822,758
4,500,000	EUR	Safran, SA 0.000%, 12/31/20	4,583,516

			29,393,839

		Information Technology (11.1%)
5,600,000		Advanced Semiconductor Engineering, Inc. 0.000%, 03/27/18	5,187,547
3,325,000		Lam Research Corp. 0.500%, 05/15/16	3,935,852
9,210,000		LinkedIn Corp. 0.500%, 11/01/19	9,340,368
2,103,000		NVIDIA Corp. 1.000%, 12/01/18	3,168,180
3,440,000		NXP Semiconductors, NV 1.000%, 12/01/19	3,626,947
3,325,000		ON Semiconductor Corp. 2.625%, 12/15/26	3,544,068

PRINCIPAL AMOUNT			VALUE

2,700,000	EUR	Rocket Internet, SE 3.000%, 07/22/22	$2,219,792
2,765,000		Salesforce.com, Inc. 0.250%, 04/01/18	3,276,815
3,390,000		Workday, Inc.^ 0.750%, 07/15/18	3,532,380

			37,831,949

		Materials (2.3%)
3,500,000	EUR	Buzzi Unicem, S.p.A. 1.375%, 07/17/19	4,357,268
3,400,000		Newmont Mining Corp. 1.625%, 07/15/17	3,377,628

			7,734,896

		Telecommunication Services (1.1%)
3,500,000	EUR	America Movil, SAB de CV 0.000%, 05/28/20	3,845,837

		TOTAL CONVERTIBLE BONDS (Cost $143,128,560)	134,782,972

SYNTHETIC CONVERTIBLE SECURITIES (3.5%) ¤
Corporate Bonds (3.4%)
		Consumer Discretionary (2.0%)
4,400,000		L Brands, Inc. 5.625%, 02/15/22	4,727,250
2,158,000		Toll Brothers Finance Corp. 4.000%, 12/31/18	2,202,509

			6,929,759

		Industrials (1.4%)
		Icahn Enterprises, LP
2,725,000		4.875%, 03/15/19	2,520,625
2,460,000		5.875%, 02/01/22	2,207,850

			4,728,475

		TOTAL CORPORATE BONDS	11,658,234

NUMBER OF CONTRACTS			VALUE
Purchased Option (0.1%) #
		Consumer Discretionary (0.1%)
885	EUR	Daimler, AG Call, 06/17/16, Strike 68.00	237,283

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $12,507,640)	11,895,517

NUMBER OF SHARES			VALUE
CONVERTIBLE PREFERRED STOCKS (3.7%)
		Financials (0.8%)
28,600		American Tower Corp. 5.250%	2,835,976

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

NUMBER OF SHARES			VALUE

		Health Care (1.7%)
3,250		Allergan, PLC 5.500%	$3,081,943
62,800		Anthem, Inc. 5.250%	2,768,852

			5,850,795

		Utilities (1.2%)
68,586		NextEra Energy, Inc. 5.799%	3,902,543

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $13,319,564)	12,589,314

COMMON STOCKS (48.2%)
		Consumer Discretionary (7.1%)
37,500		Comcast Corp. - Class A	2,089,125
28,000		Home Depot, Inc.	3,521,280
38,350	ZAR	Naspers, Ltd. - Class N	4,846,409
32,815	DKK	Pandora, A/S	4,390,173
37,000		Starbucks Corp.	2,248,490
30,200	JPY	Toyota Motor Corp.	1,818,933
28,000		Walt Disney Company	2,682,960
125,000	GBP	WPP, PLC	2,718,436

			24,315,806

		Consumer Staples (5.6%)
45,000	EUR	Anheuser-Busch InBev, SA	5,659,494
48,650	GBP	British American Tobacco, PLC	2,710,947
53,600		Coca-Cola Company	2,300,512
206,600	GBP	Diageo, PLC	5,561,987
37,180	CHF	Nestlé, SA	2,739,141

			18,972,081

		Energy (3.2%)
26,000		Anadarko Petroleum Corp.	1,016,340
34,597		EOG Resources, Inc.	2,457,079
35,830		Exxon Mobil Corp.	2,789,365
38,450		Schlumberger, Ltd.	2,778,782
39,790	EUR	TOTAL, SA	1,767,509

			10,809,075

		Financials (6.3%)
1,007,600	HKD	AIA Group, Ltd.	5,601,718
35,581		Citigroup, Inc.	1,515,039
497,000	JPY	Daiwa Securities Group, Inc.	3,105,710
58,800		JPMorgan Chase & Company	3,498,600
44,600	JPY	Sumitomo Mitsui Financial Group, Inc.	1,466,221
75,810	EUR	Vonovia, SE	2,310,595
81,000		Wells Fargo & Company	4,068,630

			21,566,513

		Health Care (7.3%)
66,500	JPY	Chugai Pharmaceutical Co., Ltd.	2,037,218
16,600		Gilead Sciences, Inc.	1,377,800
10,950		Illumina, Inc.#	1,729,552
51,700		Johnson & Johnson	5,399,548
51,500		Merck & Company, Inc.	2,609,505
31,315	CHF	Novartis, AG	2,426,081
28,000	DKK	Novo Nordisk, A/S - Class B	1,564,315
29,000		Stryker Corp.	2,875,350

NUMBER OF SHARES			VALUE

32,750	EUR	UCB, SA	$2,800,157
19,500		Zimmer Biomet Holdings, Inc.	1,935,570

			24,755,096

		Industrials (3.4%)
166,500	GBP	Ashtead Group, PLC	2,147,897
276,512	HKD	CK Hutchison Holdings, Ltd.	3,454,934
16,900	JPY	FANUC Corp.	2,206,988
91,800	INR	Larsen & Toubro, Ltd.	1,501,260
23,500		United Parcel Service, Inc. - Class B	2,190,200

			11,501,279

		Information Technology (15.3%)
32,900		Accenture, PLC - Class A	3,472,266
23,225		Alibaba Group Holding, Ltd.#	1,556,772
20,350		Alphabet, Inc. - Class A#	15,493,472
69,300		Apple, Inc.	6,745,662
19,800		Baidu, Inc.#	3,232,746
26,100		Facebook, Inc. - Class A#	2,928,681
24,000		MasterCard, Inc. - Class A	2,136,720
72,000		Microsoft Corp.	3,966,480
50,575	EUR	SAP SE	4,030,068
863,000	TWD	Taiwan Semiconductor
		Manufacturing Company, Ltd.	3,716,017
253,200	HKD	Tencent Holdings, Ltd.	4,756,793

			52,035,677

		TOTAL COMMON STOCKS (Cost $150,369,202)	163,955,527

SHORT TERM INVESTMENT (4.9%)
16,693,101		Fidelity Prime Money Market Fund - Institutional Class (Cost $16,693,101)	16,693,101

NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.9%)
		Federal Home Loan Bank Discount Notes
420,387		0.00%, 02/01/16	420,387
420,217		0.00%, 02/19/16	420,217
336,266		0.00%, 02/05/16	336,266
336,161		0.00%, 02/25/16	336,161
659,721		Fidelity Prime Money Market Fund - Institutional Class	659,721
91,636		Goldman Sachs Financial Square Prime Obligations Fund	91,636
626,822		Morgan Stanley Institutional Liquidity Fund	626,822

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $2,891,210)	2,891,210

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

VALUE
TOTAL INVESTMENTS (100.8%) (Cost $338,909,277)	$342,807,641

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.9%)	(2,891,210)

OTHER ASSETS, LESS LIABILITIES (0.1%)	287,728

NET ASSETS (100.0%)	$340,204,159

FORWARD FOREIGN CURRENCY CONTRACTS
Counterparty	Short Contracts	Settlement Date	Local Currency	Current Value	Unrealized Gain/Loss
Brown Brothers Harriman & Company	European Monetary Unit	02/29/16	11,358,000	$12,311,952	$(25,981)
Brown Brothers Harriman & Company	Japanese Yen	02/29/16	1,237,687,000	10,228,224	210,842

					$184,861

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
TWD	New Taiwan Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

CURRENCY EXPOSURE JANUARY 31, 2016

	VALUE	% OF TOTAL INVESTMENTS
US Dollar	$222,884,235	65.0%
European Monetary Unit	44,506,553	13.0%
Japanese Yen	23,161,930	6.8%
British Pound Sterling	17,258,082	5.0%
Hong Kong Dollar	13,813,445	4.0%
Danish Krone	5,954,488	1.7%
Swiss Franc	5,165,222	1.5%
South African Rand	4,846,409	1.4%
New Taiwan Dollar	3,716,017	1.1%
Indian Rupee	1,501,260	0.5%

Total Investments	$342,807,641	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (66.2%)
		Consumer Discretionary (15.4%)
12,600,000		CalAtlantic Group, Inc. 1.625%, 05/15/18	$15,241,905
8,200,000		Ctrip.com International, Ltd.* 1.000%, 07/01/20	8,710,081
7,000,000		Jarden Corp. 1.125%, 03/15/34	8,211,385
4,700,000		Lennar Corp.* 3.250%, 11/15/21	8,493,535
10,300,000		Liberty Interactive, LLC (Time Warner Cable, Inc., Time Warner, Inc.)§ 0.750%, 03/30/43	15,567,986
13,600,000		Liberty Media Corp. 1.375%, 10/15/23	12,899,940
		Priceline Group, Inc.
15,900,000		0.350%, 06/15/20^	17,527,842
3,300,000		1.000%, 03/15/18	4,176,975
5,500,000		Restoration Hardware Holdings, Inc.* 0.000%, 06/15/19	4,704,123
		Tesla Motors, Inc.
38,500,000		1.250%, 03/01/21	30,930,130
6,700,000		0.250%, 03/01/19	5,777,544

			132,241,446

		Energy (2.7%)
5,200,000		Chesapeake Energy Corp. 2.500%, 05/15/37	2,466,750
12,300,000		SEACOR Holdings, Inc. 2.500%, 12/15/27	10,617,114
18,600,000		Whiting Petroleum Corp.*^ 1.250%, 04/01/20	10,046,604

			23,130,468

		Financials (5.4%)
18,800,000		Ares Capital Corp.^ 4.750%, 01/15/18	19,005,390
4,200,000	EUR	Azimut Holding, S.p.A. 2.125%, 11/25/20	5,179,988
11,600,000		Colony Starwood Homes 3.000%, 07/01/19	10,831,616
10,700,000		Starwood Property Trust, Inc. 4.550%, 03/01/18	10,770,994

			45,787,988

		Health Care (12.7%)
9,200,000		Acorda Therapeutics, Inc. 1.750%, 06/15/21	9,732,036
1,300,000		Anacor Pharmaceuticals, Inc. 2.000%, 10/15/21	3,157,616
4,900,000		BioMarin Pharmaceutical, Inc. 0.750%, 10/15/18	5,286,659
9,900,000		Emergent Biosolutions, Inc. 2.875%, 01/15/21	12,945,685
2,270,000		Gilead Sciences, Inc. 1.625%, 05/01/16	8,391,100
6,700,000		Hologic, Inc.‡ 0.000%, 12/15/43	8,193,129
3,400,000		Illumina, Inc. 0.250%, 03/15/16	6,405,005

PRINCIPAL AMOUNT		VALUE

6,280,000	Impax Laboratories, Inc.* 2.000%, 06/15/22	$5,868,848
2,700,000	Incyte Corp. 0.375%, 11/15/18	4,079,349
4,700,000	Integra LifeSciences Holdings Corp. 1.625%, 12/15/16	5,645,476
4,600,000	Ionis Pharmaceuticals, Inc. 1.000%, 11/15/21	4,101,084
4,040,000	Jazz Investments I, Ltd.^ 1.875%, 08/15/21	4,116,901
9,733,000	Medidata Solutions, Inc.^ 1.000%, 08/01/18	9,954,328
11,100,000	Molina Healthcare, Inc. 1.625%, 08/15/44	12,717,159
5,100,000	NuVasive, Inc. 2.750%, 07/01/17	6,236,816
3,000,000	XenoPort, Inc.* 2.500%, 02/01/22	2,303,925

		109,135,116

	Industrials (0.6%)
5,135,000	Greenbrier Companies, Inc. 3.500%, 04/01/18	5,218,392

	Information Technology (29.4%)
5,900,000	FireEye, Inc.* 1.625%, 06/01/35	4,516,834
5,486,000	Inphi Corp.* 1.125%, 12/01/20	5,316,373
4,476,000	Integrated Device Technology, Inc.* 0.875%, 11/15/22	4,509,906
11,600,000	Intel Corp. 3.250%, 08/01/39	17,830,534
16,500,000	Lam Research Corp. 0.500%, 05/15/16	19,531,297
25,100,000	LinkedIn Corp. 0.500%, 11/01/19	25,455,290
5,355,000	Microchip Technology, Inc.* 1.625%, 02/15/25	5,187,683
8,000,000	Micron Technology, Inc. 1.625%, 02/15/33	9,605,040
16,300,000	NVIDIA Corp. 1.000%, 12/01/18	24,556,031
10,500,000	NXP Semiconductors, NV 1.000%, 12/01/19	11,070,623
5,150,000	Palo Alto Networks, Inc. 0.000%, 07/01/19	7,490,752
6,285,000	Proofpoint, Inc.* 0.750%, 06/15/20	5,972,290
9,235,000	Red Hat, Inc.^ 0.250%, 10/01/19	10,973,258
23,600,000	Salesforce.com, Inc. 0.250%, 04/01/18	27,968,478
8,050,000	ServiceNow, Inc. 0.000%, 11/01/18	8,656,930
	SunPower Corp.
8,300,000	0.750%, 06/01/18^	9,926,676
4,978,000	4.000%, 01/15/23*	5,390,701
16,385,000	Synchronoss Technologies, Inc.^ 0.750%, 08/15/19	15,720,752
2,800,000	Take-Two Interactive Software, Inc. 1.750%, 12/01/16	5,108,460

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

8,450,000	Twitter, Inc. 1.000%, 09/15/21	$6,877,624
	Workday, Inc.
10,800,000	0.750%, 07/15/18^	11,253,600
9,000,000	1.500%, 07/15/20	9,537,210

		252,456,342

	TOTAL CONVERTIBLE BONDS (Cost $596,587,716)	567,969,752

SYNTHETIC CONVERTIBLE SECURITIES (2.9%) ¤
Corporate Bonds (2.6%)
	Consumer Discretionary (2.0%)
	DISH DBS Corp.
3,170,000	5.125%, 05/01/20	3,138,300
2,830,000	5.875%, 07/15/22	2,663,737
7,000,000	GameStop Corp.*^ 5.500%, 10/01/19	6,860,000
5,534,000	Outerwall, Inc.^ 6.000%, 03/15/19	4,814,580

		17,476,617

	Telecommunication Services (0.6%)
4,900,000	SBA Communications Corp. 4.875%, 07/15/22	4,896,938

	TOTAL CORPORATE BONDS	22,373,555

NUMBER OF CONTRACTS		VALUE
PURCHASED OPTIONS (0.3%) #
	Information Technology (0.3%)
1,550	Electronic Arts, Inc. Call, 06/17/16, Strike $70.00	492,125
	Xilinx, Inc.
1,950	Call, 01/20/17, Strike $50.00	965,250
1,375	Call, 06/17/16, Strike $43.00	1,093,125

	TOTAL PURCHASED OPTIONS	2,550,500

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $25,819,601)	24,924,055

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (26.1%)
	Consumer Discretionary (0.5%)
623,000	Fiat Chrysler Automobiles, NV 7.875%	4,029,907

	Consumer Staples (1.4%)
194,500	Tyson Foods, Inc. 4.750%	11,677,780

	Energy (0.4%)
183,000	Southwestern Energy Company 6.250%	3,733,200

NUMBER OF SHARES		VALUE

	Financials (9.7%)
320,000	Affiliated Managers Group, Inc. 5.150%	$16,080,000
108,000	American Tower Corp. 5.250%	10,709,280
17,500	Bank of America Corp. 7.250%	19,198,900
83,500	Crown Castle International Corp. 4.500%	8,850,165
17,955	Wells Fargo & Company 7.500%	21,043,260
135,000	Welltower, Inc. 6.500%	7,662,600

		83,544,205

	Health Care (8.7%)
39,425	Allergan, PLC 5.500%	37,386,333
58,350	Amsurg Corp. 5.250%	8,063,387
358,260	Anthem, Inc. 5.250%	15,795,683
13,340	Teva Pharmaceutical Industries, Ltd. 7.000%	13,169,915

		74,415,318

	Industrials (1.1%)
92,000	Stanley Black & Decker, Inc.^ 6.250%	9,759,360

	Materials (0.4%)
138,150	Alcoa, Inc. 5.375%	3,640,252

	Telecommunication Services (1.4%)
52,300	Frontier Communications Corp. 11.125%	4,674,574
113,500	T-Mobile USA, Inc. 5.500%	7,833,770

		12,508,344

	Utilities (2.5%)
140,600	Dominion Resources, Inc. 6.375%	6,996,256
250,000	NextEra Energy, Inc. 5.799%	14,225,000

		21,221,256

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $230,370,525)	224,529,622

SHORT TERM INVESTMENT (3.6%)
30,986,613	Fidelity Prime Money Market Fund - Institutional Class (Cost $30,986,613)	30,986,613

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (4.2%)
	Federal Home Loan Bank Discount Notes
5,277,115	0.000%, 02/01/16	$5,277,115
5,274,976	0.000%, 02/19/16	5,274,976
4,221,135	0.000%, 02/05/16	4,221,135
4,219,828	0.000%, 02/25/16	4,219,828
8,281,466	Fidelity Prime Money Market Fund - Institutional Class	8,281,466
1,150,300	Goldman Sachs Financial Square Prime Obligations Fund	1,150,300
7,868,488	Morgan Stanley Institutional Liquidity Fund	7,868,488

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $36,293,308)	36,293,308

TOTAL INVESTMENTS (103.0%) (Cost $920,057,763)		884,703,350

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-4.2%)		(36,293,308)

VALUE

OTHER ASSETS, LESS LIABILITIES (1.2%)	$10,161,893

NET ASSETS (100.0%)	$858,571,935

FORWARD FOREIGN CURRENCY CONTRACT
Counterparty	Short Contracts	Settlement Date	Local Currency	Current Value	Unrealized Gain/Loss
Brown Brothers Harriman & Company	European Monetary Unit	04/28/16	4,471,000	$4,854,964	$(10,023)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
^	Security, or portion of security, is on loan.
‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2016.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATION

EUR	European Monetary Unit

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (76.0%)
		Consumer Discretionary (11.2%)
		Ctrip.com International, Ltd.
430,000		1.000%, 07/01/20*	$456,748
380,000		1.250%, 10/15/18	481,346
50,000,000	JPY	Iida Group Holdings 0.000%, 06/18/20	454,590
590,000		Liberty Media Corp. 1.375%, 10/15/23	559,630
500,000		NHK Spring Company, Ltd. 0.000%, 09/20/19	528,888
		Priceline Group, Inc.
830,000		1.000%, 03/15/18	1,050,572
770,000		0.900%, 09/15/21	740,517
95,000,000	JPY	Sony Corp. 0.000%, 09/30/22	788,936
1,000,000	EUR	Steinhoff Finance Holdings, GmbH 1.250%, 08/11/22	1,044,291
		Tesla Motors, Inc.
1,475,000		1.250%, 03/01/21	1,184,985
430,000		0.250%, 03/01/19	370,798

			7,661,301

		Energy (0.9%)
1,115,000		Whiting Petroleum Corp.* 1.250%, 04/01/20	602,256

		Financials (15.3%)
		Ares Capital Corp.
460,000		4.750%, 01/15/18	465,025
165,000		4.375%, 01/15/19	164,861
75,000		5.750%, 02/01/16	75,050
600,000	EUR	AURELIUS, SE & Co. KGaA 1.000%, 12/01/20	675,152
800,000		AYC Finance, Ltd. 0.500%, 05/02/19	823,833
1,300,000	EUR	Azimut Holding, S.p.A. 2.125%, 11/25/20	1,603,330
400,000	EUR	Beni Stabili S.p.A SIIQ 0.875%, 01/31/21	432,599
400,000	GBP	British Land White 2015, Ltd. 0.000%, 06/09/20	556,952
900,000		Colony Starwood Homes 3.000%, 07/01/19	840,384
1,898,500	EUR	Credit Agricole, SA 0.000%, 12/06/16	1,461,254
1,200,000	EUR	Cromwell SPV Finance Pty, Ltd. 2.000%, 02/04/20	1,247,137
530,000	CAD	Element Financial Corp.* 4.250%, 06/30/20	375,869
200,000	EUR	LEG Immobilien, AG 0.500%, 07/01/21	314,526
20,000		PRA Group, Inc. 3.000%, 08/01/20	15,954
643,000		Starwood Property Trust, Inc. 4.550%, 03/01/18	647,266
94,000	EUR	Unibail-Rodamco, SE 0.000%, 01/01/22	357,050
400,000		Yamaguchi Financial Group, Inc.‡ 0.103%, 03/26/20	404,632

			10,460,874

PRINCIPAL AMOUNT			VALUE

		Health Care (9.7%)
545,000		Acorda Therapeutics, Inc. 1.750%, 06/15/21	$576,517
		BioMarin Pharmaceutical, Inc.
350,000		0.750%, 10/15/18	377,618
240,000		1.500%, 10/15/20	264,775
130,000		Cepheid 1.250%, 02/01/21	110,117
256,000		Emergent Biosolutions, Inc. 2.875%, 01/15/21	334,757
610,000		Hologic, Inc.‡ 0.000%, 12/15/43	745,942
		Illumina, Inc.
250,000		0.000%, 06/15/19	258,105
95,000		0.500%, 06/15/21^	103,738
415,000	SGD	Indah Capital, Ltd. 0.000%, 10/24/18	338,423
185,000		Integra LifeSciences Holdings Corp. 1.625%, 12/15/16	222,216
800,000	EUR	Magyar Nemzeti Vagyonkezelo Zrt 3.375%, 04/02/19	975,570
1,235,000		Molina Healthcare, Inc. 1.625%, 08/15/44	1,414,927
240,000		NuVasive, Inc. 2.750%, 07/01/17	293,497
600,000		QIAGEN, NV 0.875%, 03/19/21	648,606

			6,664,808

		Industrials (9.2%)
800,000	GBP	Carillion Finance Jersey, Ltd. 2.500%, 12/19/19	1,098,351
375,000		Greenbrier Companies, Inc. 3.500%, 04/01/18	381,090
90,000,000	JPY	Japan Airport Terminal Company, Ltd. 0.000%, 03/06/20	787,690
200,000		Larsen & Toubro, Ltd. 0.675%, 10/22/19	187,429
60,000,000	JPY	Lixil Group Corp. 0.000%, 03/04/22	499,166
1,000,000		MISUMI Group, Inc. 0.000%, 10/22/18	1,137,126
500,000	EUR	Prysmian S.p.A. 1.250%, 03/08/18	594,094
1,411,000	EUR	Safran, SA 0.000%, 12/31/20	1,437,187
180,000		Trinity Industries, Inc. 3.875%, 06/01/36	203,865

			6,325,998

		Information Technology (26.6%)
1,000,000		Advanced Semiconductor Engineering, Inc. 0.000%, 03/27/18	926,348
590,000		Citrix Systems, Inc. 0.500%, 04/15/19	623,294
10,000		Cornerstone OnDemand, Inc. 1.500%, 07/01/18	9,655
100,000		Epistar Corp. 0.000%, 08/07/18	99,087

See accompanying Notes to Schedule of Investments

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

368,000		Euronet Worldwide, Inc. 1.500%, 10/01/44	$461,890
260,000		Finisar Corp. 0.500%, 12/15/33	238,959
		FireEye, Inc.*
368,000		1.000%, 06/01/35	302,343
355,000		1.625%, 06/01/35	271,776
335,000		Inphi Corp.* 1.125%, 12/01/20	324,642
345,000		Integrated Device Technology, Inc.* 0.875%, 11/15/22	347,613
		Intel Corp.
345,000		2.950%, 12/15/35	423,572
135,000		3.250%, 08/01/39	207,511
1,015,000		Lam Research Corp. 0.500%, 05/15/16	1,201,471
1,580,000		LinkedIn Corp. 0.500%, 11/01/19	1,602,365
25,000		Mentor Graphics Corp. 4.000%, 04/01/31	25,850
840,000		Microchip Technology, Inc.* 1.625%, 02/15/25	813,754
225,000		Micron Technology, Inc. 2.125%, 02/15/33	278,199
925,000		NVIDIA Corp. 1.000%, 12/01/18	1,393,517
600,000		NXP Semiconductors, NV 1.000%, 12/01/19	632,607
600,000		Qihoo 360 Technology Company, Ltd. 1.750%, 08/15/21	573,318
565,000		Red Hat, Inc. 0.250%, 10/01/19	671,347
900,000	EUR	Rocket Internet, SE 3.000%, 07/22/22	739,931
130,000		Rovi Corp.* 0.500%, 03/01/20	123,443
1,175,000		Salesforce.com, Inc. 0.250%, 04/01/18	1,392,498
355,000		SanDisk Corp. 1.500%, 08/15/17	534,974
895,000		ServiceNow, Inc. 0.000%, 11/01/18	962,478
475,000		SunEdison, Inc.* 0.250%, 01/15/20	96,442
230,000		Synchronoss Technologies, Inc. 0.750%, 08/15/19	220,676
430,000		Take-Two Interactive Software, Inc. 1.000%, 07/01/18	715,574
		Twitter, Inc.
365,000		1.000%, 09/15/21	297,081
340,000		0.250%, 09/15/19	291,524
		Workday, Inc.
360,000		1.500%, 07/15/20	381,488
310,000		0.750%, 07/15/18	323,020
730,000		Yahoo!, Inc. 0.000%, 12/01/18	702,607

			18,210,854

		Materials (0.6%)
300,000	EUR	Buzzi Unicem, S.p.A. 1.375%, 07/17/19	373,480

PRINCIPAL AMOUNT			VALUE

		Telecommunication Services (2.1%)
1,300,000	EUR	America Movil, SAB de CV 0.000%, 05/28/20	$1,428,454

		Utilities (0.4%)
250,000		ENN Energy Holdings, Ltd. 0.000%, 02/26/18	259,325

		TOTAL CONVERTIBLE BONDS (Cost $56,003,913)	51,987,350

SYNTHETIC CONVERTIBLE SECURITIES (7.8%) ¤
Corporate Bonds (7.0%)
		Consumer Discretionary (2.0%)
445,000		CalAtlantic Group, Inc. 6.625%, 05/01/20	481,712
625,000		D.R. Horton, Inc. 3.750%, 03/01/19	633,594
284,000		Mediacom Broadband, LLC / Mediacom Broadband Corp. 5.500%, 04/15/21	272,108

			1,387,414

		Energy (0.1%)
50,000		Gulfport Energy Corp. 7.750%, 11/01/20	44,375

		Health Care (0.7%)
445,000		HCA Holdings, Inc. 6.250%, 02/15/21	470,031

		Industrials (2.0%)
450,000		AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 5.000%, 10/01/21	453,656
505,000		Icahn Enterprises, LP 4.875%, 03/15/19	467,125
455,000		United Continental Holdings, Inc. 6.375%, 06/01/18	472,631

			1,393,412

		Materials (1.2%)
305,000		Chemtura Corp. 5.750%, 07/15/21	304,619
300,000	EUR	Huntsman International, LLC 5.125%, 04/15/21	297,975
200,000	EUR	INEOS Group Holdings, SA 5.750%, 02/15/19	212,192

			814,786

		Telecommunication Services (1.0%)
283,000		Sprint Corp. 7.250%, 09/15/21	203,053
470,000		T-Mobile USA, Inc. 6.250%, 04/01/21	480,575

			683,628

		TOTAL CORPORATE BONDS	4,793,646

See accompanying Notes to Schedule of Investments

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

NUMBER OF CONTRACTS			VALUE

Purchased Options (0.8%)#
		Consumer Discretionary (0.1%)
175	EUR	Daimler, AG Call, 06/17/16, Strike 68.00	$46,920
320		Lennar Corp. Call, 05/20/16, Strike $45.00	60,480

			107,400

		Financials (0.0%)
195	EUR	UniCredit S.p.A Call, 06/17/16, Strike 5.60	3,591

		Industrials (0.4%)
255	EUR	Airbus Group Call, 06/17/16, Strike 60.00	99,723
125	GBP	International Consolidated Air Call, 07/15/16, Strike 5.80	54,325
115	EUR	Siemens, AG Call, 06/17/16, Strike 84.00	95,926

			249,974

		Information Technology (0.1%)
120		Xilinx, Inc. Call, 06/17/16, Strike $43.00	95,400

		Telecommunication Services (0.2%)
450	GBP	Vodafone Group, PLC Call, 12/16/16, Strike 2.20	123,472

		TOTAL PURCHASED OPTIONS	579,837

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $5,800,922)	5,373,483

NUMBER OF SHARES			VALUE
CONVERTIBLE PREFERRED STOCKS (14.2%)
		Energy (0.6%)
19,630		Southwestern Energy Company 6.250%	400,452

		Financials (7.3%)
6,675		American Tower Corp. 5.250%	661,893
1,700		Bank of America Corp. 7.250%	1,865,036
5,075		Crown Castle International Corp. 4.500%	537,900
1,655		Wells Fargo & Company 7.500%	1,939,660

			5,004,489

		Health Care (5.2%)
1,705		Allergan, PLC 5.500%	1,616,834
21,720		Anthem, Inc. 5.250%	957,635
1,020		Teva Pharmaceutical Industries, Ltd. 7.000%	1,006,995

			3,581,464

NUMBER OF SHARES		VALUE

	Information Technology (0.0%)
70	SunEdison, Inc. 6.750%	$15,785

	Utilities (1.1%)
4,305	Exelon Corp. 6.500%	185,201
9,700	NextEra Energy, Inc. 5.799%	551,930

		737,131

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $10,337,928)	9,739,321

SHORT TERM INVESTMENT (1.0%)
652,433	Fidelity Prime Money Market Fund - Institutional Class (Cost $652,433)	652,433

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.1%)
	Federal Home Loan Bank Discount Notes
11,407	0.000%, 02/01/16	11,407
11,403	0.000%, 02/19/16	11,403
9,125	0.000%, 02/05/16	9,125
9,122	0.000%, 02/25/16	9,122
17,902	Fidelity Prime Money Market Fund - Institutional Class	17,902
2,487	Goldman Sachs Financial Square Prime Obligations Fund	2,487
17,009	Morgan Stanley Institutional Liquidity Fund	17,009

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $78,455)	78,455

TOTAL INVESTMENTS (99.1%) (Cost $72,873,651)		67,831,042

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.1%)		(78,455)

OTHER ASSETS, LESS LIABILITIES (1.0%)		678,969

NET ASSETS (100.0%)		$68,431,556

See accompanying Notes to Schedule of Investments

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2016.
^	Security, or portion of security, is on loan.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

CAD	Canadian Dollar
EUR	European Monetary Unit
GBP	British Pound Sterling
JPY	Japanese Yen
SGD	Singapore Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Convertible Fund

CURRENCY EXPOSURE JANUARY 31, 2016

	VALUE	% OF TOTAL INVESTMENTS
US Dollar	$49,312,886	72.7%
European Monetary Unit	13,440,382	19.8%
Japanese Yen	2,530,382	3.7%
British Pound Sterling	1,833,100	2.7%
Canadian Dollar	375,869	0.6%
Singapore Dollar	338,423	0.5%

Total Investments	$67,831,042	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (85.5%)
	Consumer Discretionary (16.6%)
1,000,000	Carnival Corp. 3.950%, 10/15/20	$1,051,970
500,000	CCO Holdings, LLC / CCO Holdings Capital Corp. 6.625%, 01/31/22	529,062
500,000	CCO Safari II, LLC* 4.464%, 07/23/22	501,563
500,000	Continental Airlines 2012-3 Class C Pass Thru Certificates 6.125%, 04/29/18	517,337
	Dana Holding Corp.
250,000	6.750%, 02/15/21	253,750
250,000	5.375%, 09/15/21	242,813
500,000	DISH DBS Corp. 4.250%, 04/01/18	501,563
500,000	Expedia, Inc. 5.950%, 08/15/20	546,715
500,000	Ford Motor Credit Company, LLC 5.875%, 08/02/21	551,747
500,000	General Motors Company, Inc. 3.500%, 10/02/18	502,813
445,000	Goodyear Tire & Rubber Company 8.750%, 08/15/20	511,472
1,000,000	Harley-Davidson Financial Services, Inc.* 2.150%, 02/26/20	991,870
1,000,000	Home Depot, Inc. 2.625%, 06/01/22	1,012,665
1,000,000	Interpublic Group of Companies, Inc. 2.250%, 11/15/17	1,001,700
500,000	L Brands, Inc. 5.625%, 02/15/22	537,187
500,000	Lamar Media Corp.* 5.750%, 02/01/26	515,000
500,000	Lennar Corp. 4.500%, 06/15/19	512,812
500,000	Macy’s, Inc. 3.875%, 01/15/22	492,670
500,000	Mattel, Inc. 2.350%, 05/06/19	498,643
375,000	Netflix, Inc.* 5.500%, 02/15/22	385,078
1,000,000	Ralph Lauren Corp. 2.125%, 09/26/18	1,013,760
250,000	Royal Caribbean Cruises, Ltd. 5.250%, 11/15/22	256,719
500,000	Time Warner, Inc. 3.600%, 07/15/25	486,663
1,000,000	TJX Companies, Inc. 2.750%, 06/15/21	1,023,960
500,000	Toll Brothers Finance Corp. 5.625%, 01/15/24	514,687
500,000	ZF North America Capital, Inc.* 4.500%, 04/29/22	483,125

		15,437,344

PRINCIPAL AMOUNT		VALUE

	Consumer Staples (5.7%)
1,000,000	Anheuser-Busch InBev Finance, Inc. 3.650%, 02/01/26	$1,013,620
1,000,000	Coca-Cola Company 2.450%, 11/01/20	1,033,720
1,000,000	Diageo, PLC 1.500%, 05/11/17	1,002,340
750,000	General Mills, Inc. 2.200%, 10/21/19	755,741
500,000	Smithfield Foods, Inc.* 5.250%, 08/01/18	510,313
1,000,000	WM Wrigley Jr. Company* 3.375%, 10/21/20	1,039,765

		5,355,499

	Energy (5.4%)
1,000,000	Chevron Corp. 1.961%, 03/03/20	985,590
265,000	Cimarex Energy Company 5.875%, 05/01/22	247,817
1,000,000	Exxon Mobil Corp. 2.709%, 03/06/25	986,915
1,000,000	Hess Corp. 8.125%, 02/15/19	1,028,205
500,000	SESI, LLC 7.125%, 12/15/21	356,183
1,000,000	Shell International Finance, BV 3.250%, 05/11/25	955,965
500,000	Tennessee Gas Pipeline Company 8.000%, 02/01/16	500,000

		5,060,675

	Financials (20.4%)
500,000	Ally Financial, Inc. 3.250%, 09/29/17	493,438
1,000,000	American Express Company 2.600%, 09/14/20	1,007,650
500,000	American Tower Corp. 5.900%, 11/01/21	566,217
1,000,000	AON Corp. 5.000%, 09/30/20	1,108,235
1,500,000	Bank of America Corp. 4.125%, 01/22/24	1,544,295
1,000,000	Bank of New York Mellon Corp. 2.300%, 09/11/19	1,013,960
1,000,000	BB&T Corp. 2.850%, 04/01/21	1,027,165
1,000,000	Berkshire Hathaway Finance Corp. 2.900%, 10/15/20	1,050,240
500,000	Citigroup, Inc. 2.650%, 10/26/20	498,948
1,000,000	Fifth Third Bancorp 2.300%, 03/01/19	1,005,005
1,000,000	Franklin Resources, Inc. 2.850%, 03/30/25	966,580
1,000,000	Goldman Sachs Group, Inc. 4.250%, 10/21/25	997,815
60,000	Iron Mountain, Inc.* 6.000%, 10/01/20	63,938
	JPMorgan Chase & Company
1,500,000	3.875%, 09/10/24	1,493,392

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

500,000	3.875%, 02/01/24	$516,595
500,000	Morgan Stanley 3.875%, 01/27/26	505,735
500,000	Royal Bank Of Canada 2.350%, 10/30/20	500,900
1,000,000	Simon Property Group, LP 3.375%, 10/01/24	1,019,355
1,000,000	Toronto-Dominion Bank 2.125%, 07/02/19	1,009,075
1,000,000	US Bancorp 3.600%, 09/11/24	1,033,835
1,500,000	Wells Fargo & Company 4.125%, 08/15/23	1,569,172

		18,991,545

	Health Care (8.1%)
500,000	AbbVie, Inc. 1.750%, 11/06/17	499,912
1,000,000	Actavis, PLC 1.875%, 10/01/17	1,000,880
1,000,000	Celgene Corp. 1.900%, 08/15/17	1,005,525
500,000	Edwards Lifesciences Corp. 2.875%, 10/15/18	508,100
1,000,000	Express Scripts Holding Company 2.650%, 02/15/17	1,010,505
1,000,000	Gilead Sciences, Inc. 3.650%, 03/01/26	1,025,475
500,000	HCA, Inc. 3.750%, 03/15/19	505,000
1,000,000	Metropolitan Life Global Funding I* 2.300%, 04/10/19	1,006,370
1,000,000	Thermo Fisher Scientific, Inc. 1.850%, 01/15/18	1,000,090

		7,561,857

	Industrials (8.4%)
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust
500,000	5.000%, 10/01/21	504,063
250,000	4.625%, 10/30/20	246,406
500,000	Air Lease Corp. 5.625%, 04/01/17	517,187
1,000,000	Boeing Company 2.200%, 10/30/22	993,890
1,000,000	Eaton Corp. 1.500%, 11/02/17	995,980
447,000	Huntington Ingalls Industries, Inc.* 5.000%, 12/15/21	461,528
500,000	PACCAR Financial Corp. 1.600%, 03/15/17	502,755
1,000,000	Parker-Hannifin Corp. 5.500%, 05/15/18	1,084,280
1,000,000	Roper Technologies, Inc. 1.850%, 11/15/17	997,885
500,000	Southwest Airlines Company 2.750%, 11/06/19	509,637
500,000	US Airways Group, Inc. 6.125%, 06/01/18	515,312
500,000	Verisk Analytics, Inc. 4.125%, 09/12/22	510,015

		7,838,938

PRINCIPAL AMOUNT		VALUE

	Information Technology (11.6%)
500,000	Activision Blizzard, Inc.* 5.625%, 09/15/21	$525,000
500,000	Alibaba Group Holding Company 3.125%, 11/28/21	495,782
500,000	Alliance Data Systems Corp.* 5.375%, 08/01/22	474,375
1,000,000	Amphenol Corp. 4.000%, 02/01/22	1,051,185
1,000,000	Apple, Inc. 4.375%, 05/13/45	982,045
500,000	Cardtronics, Inc. 5.125%, 08/01/22	491,562
500,000	CDW, LLC / CDW Finance Corp. 5.000%, 09/01/23	506,250
500,000	Fiserv, Inc. 3.500%, 10/01/22	512,340
500,000	Flextronics International, Ltd. 4.750%, 06/15/25	480,313
1,000,000	Hewlett Packard Enterprise Company* 4.900%, 10/15/25	951,855
1,000,000	Juniper Networks, Inc. 3.100%, 03/15/16	1,002,080
1,000,000	Microsoft Corp. 3.125%, 11/03/25	1,024,530
250,000	Nuance Communications, Inc.* 5.375%, 08/15/20	250,313
1,000,000	Oracle Corp. 2.250%, 10/08/19	1,019,865
1,000,000	Visa, Inc. 2.200%, 12/14/20	1,009,255

		10,776,750

	Materials (2.5%)
500,000	Alcoa, Inc. 5.125%, 10/01/24	409,687
250,000	ArcelorMittal^ 6.500%, 03/01/21	203,281
217,000	Barrick Gold Corp. 6.950%, 04/01/19	225,910
1,000,000	Georgia-Pacific, LLC* 3.600%, 03/01/25	994,200
300,000	Huntsman International, LLC*^ 5.125%, 11/15/22	258,938
250,000	Newmont Mining Corp. 5.125%, 10/01/19	257,778

		2,349,794

	Telecommunication Services (4.7%)
1,000,000	AT&T, Inc. 3.000%, 06/30/22	987,040
1,000,000	British Telecommunications, PLC 2.350%, 02/14/19	1,009,020
500,000	CenturyLink, Inc. 6.750%, 12/01/23	470,503
500,000	Frontier Communications Corp.* 10.500%, 09/15/22	487,187
500,000	Sprint Corp. 7.250%, 09/15/21	358,750
500,000	T-Mobile USA, Inc. 6.625%, 11/15/20	515,000
500,000	Verizon Communications, Inc. 5.150%, 09/15/23	554,390

		4,381,890

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Utilities (2.1%)
1,000,000	NextEra Energy, Inc. 2.700%, 09/15/19	$1,003,430
1,000,000	Southern Company 2.150%, 09/01/19	994,585

		1,998,015

	TOTAL CORPORATE BONDS (Cost $79,323,066)	79,752,307

U.S. GOVERNMENT AND AGENCY SECURITIES (10.8%)
	Other (10.8%)
	United States Treasury Note
2,940,000	2.000%, 08/15/25	2,960,212
2,000,000	1.750%, 12/31/20	2,039,687
1,500,000	2.000%, 02/15/25	1,513,154
1,000,000	2.000%, 11/30/22	1,022,598
1,000,000	1.750%, 09/30/22	1,007,422
1,000,000	1.375%, 09/30/20	1,003,301
500,000	2.250%, 11/15/24	515,303

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $9,929,807)	10,061,677

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENT (3.8%)
3,571,957	Fidelity Prime Money Market Fund - Institutional Class (Cost $3,571,957)	3,571,957

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.4%)
	Federal Home Loan Bank Discount Notes
49,504	0.000%, 02/01/16	$49,504
49,484	0.000%, 02/19/16	49,484
39,598	0.000%, 02/05/16	39,598
39,585	0.000%, 02/25/16	39,585
77,688	Fidelity Prime Money Market Fund - Institutional Class	77,688
10,791	Goldman Sachs Financial Square Prime Obligations Fund	10,791
73,813	Morgan Stanley Institutional Liquidity Fund	73,813

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $340,463)	340,463

TOTAL INVESTMENTS (100.5%) (Cost $93,165,293)		93,726,404

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.4%)		(340,463)

LIABILITIES, LESS OTHER ASSETS (-0.1%)		(148,672)

NET ASSETS (100.0%)		$93,237,269

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.

See accompanying Notes to Schedule of Investments

Calamos High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (94.6%)
	Consumer Discretionary (24.1%)
350,000	Altice Luxembourg, SA* 7.750%, 05/15/22	$328,344
1,015,000	CCO Holdings, LLC / CCO Holdings Capital Corp. 6.625%, 01/31/22	1,073,997
520,000	Cedar Fair, LP 5.375%, 06/01/24	525,850
619,000	Century Communities, Inc. 6.875%, 05/15/22	561,742
	Dana Holding Corp.
800,000	5.375%, 09/15/21	777,000
460,000	5.500%, 12/15/24	414,288
805,000	DISH DBS Corp. 5.125%, 05/01/20	796,950
600,000	GameStop Corp.*^ 5.500%, 10/01/19	588,000
515,000	Golden Nugget Escrow, Inc.* 8.500%, 12/01/21	506,631
95,000	Goodyear Tire & Rubber Company 5.125%, 11/15/23	97,138
	L Brands, Inc.
850,000	6.875%, 11/01/35*	876,562
500,000	5.625%, 02/15/22	537,188
750,000	Lamar Media Corp.* 5.750%, 02/01/26	772,500
550,000	Lennar Corp. 4.500%, 06/15/19	564,094
825,000	Mediacom Broadband, LLC / Mediacom Broadband Corp. 5.500%, 04/15/21	790,453
445,000	Meritage Homes Corp. 7.000%, 04/01/22	459,741
720,000	NCL Corp., Ltd. - Class C* 4.625%, 11/15/20	702,000
500,000	Neiman Marcus Group Ltd., LLC*^ 8.000%, 10/15/21	378,438
750,000	Netflix, Inc. 5.375%, 02/01/21	802,031
675,000	Numericable-SFR SAS* 6.000%, 05/15/22	666,984
713,000	Outerwall, Inc.^ 6.000%, 03/15/19	620,310
560,000	Penske Automotive Group, Inc. 5.375%, 12/01/24	541,450
515,000	Reliance Intermediate Holdings, LP* 6.500%, 04/01/23	526,909
308,000	Sally Holdings, LLC / Sally Capital, Inc. 5.625%, 12/01/25	318,203
615,000	Service Corp. International 5.375%, 05/15/24	650,362
525,000	Six Flags Entertainment Corp.* 5.250%, 01/15/21	536,484
575,000	Speedway Motorsports, Inc. 5.125%, 02/01/23	576,797
775,000	Time, Inc.* 5.750%, 04/15/22	676,187
850,000	Toll Brothers Finance Corp. 5.625%, 01/15/24	874,969

PRINCIPAL AMOUNT		VALUE

1,000,000	ZF North America Capital, Inc.* 4.500%, 04/29/22	$966,250

		18,507,852

	Consumer Staples (4.4%)
742,000	Alphabet Holding Company, Inc. 7.750%, 11/01/17	726,232
765,000	JBS USA, LLC* 7.250%, 06/01/21	695,672
500,000	Land O’Lakes, Inc.* 6.000%, 11/15/22	518,750
	Post Holdings, Inc.
464,000	7.375%, 02/15/22	490,680
170,000	7.750%, 03/15/24*	180,944
725,000	Smithfield Foods, Inc. 6.625%, 08/15/22	763,969

		3,376,247

	Energy (7.7%)
370,000	Atwood Oceanics, Inc. 6.500%, 02/01/20	131,119
420,000	Bill Barrett Corp.^ 7.000%, 10/15/22	234,150
515,000	Blue Racer Midstream, LLC / Blue Racer Finance Corp.* 6.125%, 11/15/22	383,031
530,000	Bonanza Creek Energy, Inc. 6.750%, 04/15/21	205,706
188,000	Calumet Specialty Products Partners, LP 6.500%, 04/15/21	135,713
	Carrizo Oil & Gas, Inc.
500,000	7.500%, 09/15/20	385,937
375,000	6.250%, 04/15/23	262,969
400,000	Chesapeake Energy Corp.* 8.000%, 12/15/22	174,250
981,000	Drill Rigs Holdings, Inc.*^ 6.500%, 10/01/17	510,120
185,000	Eclipse Resources Corp.* 8.875%, 07/15/23	57,119
535,000	Energy Transfer Equity, LP 5.500%, 06/01/27	377,175
807,000	Gulfmark Offshore, Inc.^ 6.375%, 03/15/22	243,109
	Gulfport Energy Corp.
535,000	7.750%, 11/01/20	474,812
445,000	6.625%, 05/01/23	350,994
645,000	Laredo Petroleum, Inc. 6.250%, 03/15/23	466,012
1,000,000	Oasis Petroleum, Inc. 6.875%, 01/15/23	570,000
600,000	Pacific Drilling, SA*^ 5.375%, 06/01/20	148,125
500,000	Petroleum Geo-Services, ASA* 7.375%, 12/15/18	346,250
219,000	Rice Energy, Inc. 7.250%, 05/01/23	167,124
1,186,000	W&T Offshore, Inc. 8.500%, 06/15/19	322,444

		5,946,159

See accompanying Notes to Schedule of Investments

Calamos High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Financials (5.6%)
565,000	Brookfield Residential Properties, Inc.* 6.375%, 05/15/25	$476,719
960,000	DuPont Fabros Technology, LP 5.875%, 09/15/21	987,600
900,000	Equinix, Inc. 5.375%, 04/01/23	930,937
640,000	First Cash Financial Services, Inc. 6.750%, 04/01/21	620,800
760,000	Iron Mountain, Inc. 6.000%, 08/15/23	788,975
550,000	Quicken Loans, Inc.* 5.750%, 05/01/25	518,719

		4,323,750

	Health Care (10.7%)
900,000	Acadia Healthcare Company, Inc. 5.625%, 02/15/23	849,937
850,000	Alere, Inc. 6.500%, 06/15/20	832,469
500,000	DaVita HealthCare Partners, Inc. 5.125%, 07/15/24	502,500
575,000	Endo, Ltd.* 6.000%, 07/15/23	578,594
835,000	ExamWorks Group, Inc. 5.625%, 04/15/23	838,653
475,000	HCA Holdings, Inc. 6.250%, 02/15/21	501,719
831,000	HCA, Inc. 4.750%, 05/01/23	834,116
255,000	Hologic, Inc.* 5.250%, 07/15/22	265,997
400,000	Jaguar Holding Company II / Pharmaceutical Product Development, LLC* 6.375%, 08/01/23	395,250
575,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC* 5.625%, 10/15/23	539,781
558,000	Teleflex, Inc. 5.250%, 06/15/24	559,744
840,000	Tenet Healthcare Corp. 6.750%, 02/01/20	810,600
500,000	Valeant Pharmaceuticals International, Inc.* 7.250%, 07/15/22	493,750
200,000	VPII Escrow Corp.* 6.750%, 08/15/18	199,250

		8,202,360

	Industrials (16.1%)
655,000	ACCO Brands Corp. 6.750%, 04/30/20	678,334
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust
685,000	4.625%, 10/30/20	675,153
575,000	5.000%, 10/01/21	579,672
1,012,000	Garda World Security Corp.* 7.250%, 11/15/21	800,745
790,000	GrafTech International, Ltd. 6.375%, 11/15/20	453,263
865,000	Huntington Ingalls Industries, Inc.* 5.000%, 11/15/25	889,328

PRINCIPAL AMOUNT		VALUE

606,000	Icahn Enterprises, LP 5.875%, 02/01/22	$543,885
725,000	Meritor, Inc. 6.750%, 06/15/21	635,734
	Michael Baker International, LLC*
657,174	8.875%, 04/15/19	461,254
459,000	8.250%, 10/15/18	394,166
795,000	Multi-Color Corp.* 6.125%, 12/01/22	791,522
490,000	Navistar International Corp. 8.250%, 11/01/21	306,250
960,000	Oshkosh Corp. 5.375%, 03/01/25	949,200
765,000	Spirit AeroSystems Holdings, Inc. 5.250%, 03/15/22	778,866
490,000	Terex Corp. 6.000%, 05/15/21	442,531
575,000	Titan International, Inc.^ 6.875%, 10/01/20	420,469
700,000	United Continental Holdings, Inc. 6.375%, 06/01/18	727,125
750,000	United Rentals North America, Inc. 7.625%, 04/15/22	772,969
1,000,000	US Airways Group, Inc. 6.125%, 06/01/18	1,030,625

		12,331,091

	Information Technology (8.4%)
1,185,000	Alliance Data Systems Corp.* 5.375%, 08/01/22	1,124,269
660,000	Amkor Technology, Inc. 6.625%, 06/01/21	638,138
700,000	Belden, Inc.* 5.500%, 09/01/22	671,125
956,000	Cardtronics, Inc. 5.125%, 08/01/22	939,867
825,000	CDW, LLC / CDW Finance Corp. 5.000%, 09/01/23	835,312
780,000	CommScope Technologies Finance, LLC* 6.000%, 06/15/25	752,700
802,000	First Data Corp.* 7.000%, 12/01/23	809,018
640,000	Nuance Communications, Inc.* 5.375%, 08/15/20	640,800

		6,411,229

	Materials (9.2%)
640,000	Alcoa, Inc. 5.125%, 10/01/24	524,400
1,099,000	ArcelorMittal^ 6.500%, 03/01/21	893,624
610,000	Cascades, Inc.* 5.750%, 07/15/23	582,169
363,000	Chemtura Corp. 5.750%, 07/15/21	362,546
865,000	Constellium, NV* 8.000%, 01/15/23	758,497
	First Quantum Minerals, Ltd.*
160,000	7.000%, 02/15/21	72,500
160,000	6.750%, 02/15/20	73,900
850,000	Huntsman International, LLC*^ 5.125%, 11/15/22	733,656
	INEOS Group Holdings, SA*^
550,000	6.125%, 08/15/18	547,938

See accompanying Notes to Schedule of Investments

Calamos High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

350,000	5.875%, 02/15/19	$339,281
605,000	New Gold, Inc.* 6.250%, 11/15/22	459,800
875,000	Trinseo Materials Operating, SCA* 6.750%, 05/01/22	835,078
855,000	Vulcan Materials Company 4.500%, 04/01/25	849,122

		7,032,511

	Telecommunication Services (7.8%)
542,000	CenturyLink, Inc. 6.750%, 12/01/23	510,025
745,000	Frontier Communications Corp. 7.625%, 04/15/24	625,334
850,000	Inmarsat Finance, PLC* 4.875%, 05/15/22	838,313
	Intelsat, SA
950,000	7.750%, 06/01/21	410,281
100,000	8.125%, 06/01/23	41,313
950,000	SBA Communications Corp. 4.875%, 07/15/22	949,406
2,145,000	Sprint Corp. 7.250%, 09/15/21	1,539,037
1,070,000	T-Mobile USA, Inc. 6.625%, 04/01/23	1,092,738

		6,006,447

	Utilities (0.6%)
500,000	NRG Energy, Inc. 7.875%, 05/15/21	433,437

	TOTAL CORPORATE BONDS (Cost $82,331,942)	72,571,083

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (1.7%)
	Financials (0.5%)
3,848	Crown Castle International Corp. 4.500%	407,850

	Health Care (0.6%)
500	Allergan, PLC 5.500%	474,145

	Utilities (0.6%)
8,400	Dominion Resources, Inc. 6.375%	417,984

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,353,679)	1,299,979

SHORT TERM INVESTMENT (1.1%)
862,669	Fidelity Prime Money Market Fund - Institutional Class (Cost $862,669)	862,669

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (6.6%)
	Federal Home Loan Bank Discount Notes
728,795	0.000%, 02/01/16	$728,795
728,499	0.000%, 02/19/16	728,499
582,959	0.000%, 02/05/16	582,959
582,778	0.000%, 02/25/16	582,778
1,143,710	Fidelity Prime Money Market Fund - Institutional Class	1,143,710
158,862	Goldman Sachs Financial Square Prime Obligations Fund	158,862
1,086,675	Morgan Stanley Institutional Liquidity Fund	1,086,675

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $5,012,278)	5,012,278

TOTAL INVESTMENTS (104.0%) (Cost $89,560,568)		79,746,009

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-6.6%)		(5,012,278)

OTHER ASSETS, LESS LIABILITIES (2.6%)		1,956,338

NET ASSETS (100.0%)		$76,690,069

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CONVERTIBLE BONDS (36.8%)
	Consumer Discretionary (6.4%)
	CalAtlantic Group, Inc.~
12,000,000	1.625%, 05/15/18	$14,516,100
6,500,000	1.250%, 08/01/32	6,810,830
	Ctrip.com International, Ltd.
20,000,000	1.250%, 10/15/18	25,334,000
10,000,000	1.990%, 07/01/25*	10,744,900
6,000,000	1.000%, 07/01/20*	6,373,230
4,000,000	GNC Holdings, Inc.* 1.500%, 08/15/20	3,030,340
	Jarden Corp.~
12,000,000	1.875%, 09/15/18	20,419,020
5,000,000	1.500%, 06/15/19	7,012,300
4,322,041	Liberty Interactive, LLC~* 1.000%, 09/30/43	3,704,357
10,000,000	Live Nation Entertainment, Inc. 2.500%, 05/15/19	9,954,050
4,000,000	M/I Homes, Inc.^ 3.000%, 03/01/18	3,780,600
11,635,000	Meritage Homes Corp. 1.875%, 09/15/32	11,317,888
	Priceline Group, Inc.~
15,000,000	1.000%, 03/15/18	18,986,250
15,000,000	0.900%, 09/15/21^	14,425,650
10,000,000	Restoration Hardware Holdings, Inc.* 0.000%, 06/15/19	8,552,950
14,000,000	Shutterfly, Inc. 0.250%, 05/15/18	13,257,860
5,250,000	TAL Education Group 2.500%, 05/15/19	9,851,336
	Tesla Motors, Inc.
32,500,000	1.250%, 03/01/21~	26,109,850
7,500,000	0.250%, 03/01/19	6,467,400
15,000,000	Vipshop Holdings, Ltd.~ 1.500%, 03/15/19	14,998,050

		235,646,961

	Energy (1.5%)
22,500,000	Energy XXI, Ltd.^ 3.000%, 12/15/18	685,575
6,850,000	Helix Energy Solutions Group, Inc. 3.250%, 03/15/32	4,683,996
5,205,000	Newpark Resources, Inc.~ 4.000%, 10/01/17	4,555,208
11,500,000	Petroleum Development Corp.~* 3.250%, 05/15/16	16,144,447
3,000,000	Renewable Energy Group, Inc. 2.750%, 06/15/19	2,068,335
	SEACOR Holdings, Inc.
14,295,000	2.500%, 12/15/27~	12,339,158
4,000,000	3.000%, 11/15/28	2,475,940
6,000,000	Stone Energy Corp.~^ 1.750%, 03/01/17	3,537,810
15,000,000	Whiting Petroleum Corp.~* 1.250%, 04/01/20	8,102,100

		54,592,569

	Financials (2.2%)
4,000,000	American Residential Properties OP, LP~* 3.250%, 11/15/18	3,958,300

PRINCIPAL AMOUNT		VALUE

	AmTrust Financial Services, Inc.
4,821,000	2.750%, 12/15/44	$4,199,766
3,000,000	2.750%, 12/15/44*	2,711,970
	Colony Starwood Homes
6,000,000	3.000%, 07/01/19	5,602,560
5,000,000	4.500%, 10/15/17	4,968,075
3,500,000	Cowen Group, Inc. 3.000%, 03/15/19	2,907,362
5,000,000	Encore Capital Group, Inc.~ 3.000%, 11/27/17	4,552,050
8,200,000	Extra Space Storage, LP* 3.125%, 10/01/35	9,200,810
6,000,000	Forestar Group, Inc. 3.750%, 03/01/20	4,564,770
1,000,000	FXCM, Inc. 2.250%, 06/15/18	687,270
10,000,000	NorthStar Realty Europe Corp.* 4.625%, 12/15/16	9,812,500
15,000,000	SL Green Operating Partnership, LP* 3.000%, 10/15/17	18,859,125
5,000,000	Starwood Property Trust, Inc. 3.750%, 10/15/17	4,892,675
8,000,000	Walter Investment Management Corp.^ 4.500%, 11/01/19	4,680,480

		81,597,713

	Health Care (5.3%)
7,500,000	Aceto Corp.* 2.000%, 11/01/20	6,984,975
8,391,000	Acorda Therapeutics, Inc. 1.750%, 06/15/21	8,876,252
5,000,000	Allscripts Healthcare Solutions, Inc. 1.250%, 07/01/20	5,158,875
10,000,000	AMAG Pharmaceuticals, Inc. 2.500%, 02/15/19	10,489,850
15,000,000	BioMarin Pharmaceutical, Inc. 0.750%, 10/15/18	16,183,650
9,500,000	Brookdale Senior Living, Inc.~ 2.750%, 06/15/18	9,177,950
7,500,000	Depomed, Inc. 2.500%, 09/01/21	7,656,338
3,500,000	Emergent Biosolutions, Inc. 2.875%, 01/15/21	4,576,758
5,500,000	Horizon Pharma Investment, Ltd.* 2.500%, 03/15/22	4,879,160
3,804,000	Insulet Corp. 2.000%, 06/15/19	3,727,387
10,162,000	Integra LifeSciences Holdings Corp. 1.625%, 12/15/16	12,206,239
8,000,000	Ironwood Pharmaceuticals, Inc.* 2.250%, 06/15/22	6,719,800
9,700,000	Jazz Investments I, Ltd.~^ 1.875%, 08/15/21	9,884,639
7,000,000	Ligand Pharmaceuticals, Inc. 0.750%, 08/15/19	10,136,245
	Medicines Company
12,500,000	1.375%, 06/01/17~	16,851,625
7,500,000	2.500%, 01/15/22	9,003,562
	Molina Healthcare, Inc.
10,500,000	1.625%, 08/15/44	12,029,745
5,000,000	1.125%, 01/15/20~	7,252,775

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

8,000,000	NuVasive, Inc. 2.750%, 07/01/17	$9,783,240
5,000,000	Quidel Corp.~ 3.250%, 12/15/20	4,474,275
8,000,000	Spectranetics Corp. 2.625%, 06/01/34	5,477,040
4,000,000	Teligent, Inc. 3.750%, 12/15/19	3,524,440
10,000,000	Wright Medical Group, Inc.* 2.000%, 02/15/20	9,565,650

		194,620,470

	Industrials (1.1%)
12,500,000	Dycom Industries, Inc.* 0.750%, 09/15/21	12,345,812
4,000,000	Greenbrier Companies, Inc. 3.500%, 04/01/18	4,064,960
	Navistar International Corp.^
10,000,000	4.750%, 04/15/19	4,198,150
10,000,000	4.500%, 10/15/18	4,741,500
5,000,000	SolarCity Corp.^ 1.625%, 11/01/19	3,272,575
10,000,000	Trinity Industries, Inc.~ 3.875%, 06/01/36	11,325,850

		39,948,847

	Information Technology (19.5%)
3,000,000	Blucora, Inc. 4.250%, 04/01/19	2,392,320
7,750,000	Bottomline Technologies (de), Inc.~ 1.500%, 12/01/17	8,465,906
2,500,000	Brocade Communications Systems, Inc. 1.375%, 01/01/20	2,328,100
2,500,000	CalAmp Corp.* 1.625%, 05/15/20	2,298,500
7,000,000	Canadian Solar, Inc. 4.250%, 02/15/19	5,934,110
8,800,000	Cardtronics, Inc.~^ 1.000%, 12/01/20	7,977,200
15,900,000	Ciena Corp.* 3.750%, 10/15/18	18,232,927
10,000,000	Citrix Systems, Inc.^ 0.500%, 04/15/19	10,564,300
12,000,000	Cornerstone OnDemand, Inc. 1.500%, 07/01/18	11,586,420
10,716,000	CSG Systems International, Inc.~* 3.000%, 03/01/17	16,570,847
20,000,000	Electronic Arts, Inc. 0.750%, 07/15/16	40,559,100
10,500,000	Electronics For Imaging, Inc.~^ 0.750%, 09/01/19	10,593,398
5,000,000	Envestnet, Inc. 1.750%, 12/15/19	4,245,150
5,000,000	Euronet Worldwide, Inc. 1.500%, 10/01/44	6,275,675
12,752,000	Finisar Corp. 0.500%, 12/15/33	11,720,044
	FireEye, Inc.*
5,000,000	1.625%, 06/01/35	3,827,825
5,000,000	1.000%, 06/01/35	4,107,925
9,500,000	Infinera Corp. 1.750%, 06/01/18	13,010,678
5,000,000	Inphi Corp.* 1.125%, 12/01/20	4,845,400

PRINCIPAL AMOUNT			VALUE

10,000,000		Integrated Device Technology, Inc.~* 0.875%, 11/15/22	$10,075,750
13,000,000		InterDigital, Inc. 2.500%, 03/15/16	13,025,675
7,500,000		Lam Research Corp. 0.500%, 05/15/16	8,877,863
25,000,000		LinkedIn Corp. 0.500%, 11/01/19	25,353,875
10,000,000		Mentor Graphics Corp.~ 4.000%, 04/01/31	10,339,900
10,000,000		MercadoLibre, Inc. 2.250%, 07/01/19	10,258,600
10,000,000		Microchip Technology, Inc.~* 1.625%, 02/15/25	9,687,550
13,000,000		Micron Technology, Inc. 1.625%, 02/15/33	15,608,190
2,500,000		NetSuite, Inc. 0.250%, 06/01/18	2,353,988
15,000,000		Nuance Communications, Inc.* 1.000%, 12/15/35	13,553,625
25,000,000		NVIDIA Corp.~ 1.000%, 12/01/18	37,662,625
15,000,000		NXP Semiconductors, NV 1.000%, 12/01/19	15,815,175
25,000,000		ON Semiconductor Corp.~ 2.625%, 12/15/26	26,647,125
10,600,000		Palo Alto Networks, Inc. 0.000%, 07/01/19	15,417,859
7,500,000		Pandora Media, Inc.* 1.750%, 12/01/20	6,702,563
5,200,000		Photronics, Inc. 3.250%, 04/01/16	6,059,144
7,500,000		Proofpoint, Inc. 1.250%, 12/15/18	10,488,863
19,985,000		Qihoo 360 Technology Company, Ltd.~^ 1.750%, 08/15/21	19,096,267
10,000,000		Rambus, Inc.~ 1.125%, 08/15/18	12,001,600
10,000,000	EUR	Rocket Internet, SE 3.000%, 07/22/22	8,221,452
7,500,000		Rovi Corp.~* 0.500%, 03/01/20	7,121,738
18,500,000		Salesforce.com, Inc. 0.250%, 04/01/18	21,924,442
30,000,000		SanDisk Corp. 1.500%, 08/15/17	45,209,100
4,500,000		ServiceNow, Inc. 0.000%, 11/01/18	4,839,278
5,000,000		SINA Corp. 1.000%, 12/01/18	4,850,050
		SunEdison, Inc.^
14,500,000		2.375%, 04/15/22*	3,739,840
6,250,000		2.000%, 10/01/18	1,871,781
10,000,000		SunPower Corp.* 4.000%, 01/15/23	10,829,050
4,651,000		Synchronoss Technologies, Inc.^ 0.750%, 08/15/19	4,462,448
		Take-Two Interactive Software, Inc.~
10,000,000		1.000%, 07/01/18	16,641,250
9,000,000		1.750%, 12/01/16	16,420,050
7,000,000		TiVo, Inc.* 4.000%, 03/15/16	7,024,745
5,000,000		TTM Technologies, Inc. 1.750%, 12/15/20	4,119,475

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

		Twitter, Inc.
15,000,000		1.000%, 09/15/21	$12,208,800
15,000,000		0.250%, 09/15/19	12,861,375
15,000,000		Viavi Solutions, Inc. 0.625%, 08/15/33	13,784,400
14,500,000		Workday, Inc.~ 0.750%, 07/15/18	15,109,000
20,000,000		Xilinx, Inc.~ 2.625%, 06/15/17	34,653,000
5,000,000		Yahoo!, Inc.~ 0.000%, 12/01/18	4,812,375
12,501,000		Yandex, NV 1.125%, 12/15/18	10,749,547

			716,015,258

		Materials (0.7%)
4,000,000		B2Gold Corp. 3.250%, 10/01/18	3,128,440
15,000,000		Cemex, SAB de CV~ 3.750%, 03/15/18	12,699,150
10,000,000		RTI International Metals, Inc. 1.625%, 10/15/19	9,411,000

			25,238,590

		Telecommunication Services (0.1%)
5,000,000	EUR	America Movil, SAB de CV 0.000%, 05/28/20	5,494,053

		TOTAL CONVERTIBLE BONDS (Cost $1,471,500,299)	1,353,154,461

SYNTHETIC CONVERTIBLE SECURITIES (8.5%) ¤
Corporate Bonds (8.5%)
		Consumer Discretionary (2.6%)
500,000		American Honda Finance Corp.~ 1.125%, 10/07/16	500,788
3,000,000		CCO Holdings, LLC / CCO Holdings Capital Corp.~ 7.000%, 01/15/19	3,060,000
4,575,000		Continental Airlines 2012-3 Class C Pass Thru Certificates~ 6.125%, 04/29/18	4,733,638
6,820,000		D.R. Horton, Inc.~ 3.750%, 03/01/19	6,913,775
5,000,000		DIRECTV Holdings, LLC~ 2.400%, 03/15/17	5,053,350
10,000,000		DISH DBS Corp.~ 4.250%, 04/01/18	10,031,250
		Ford Motor Credit Company, LLC
5,000,000		1.700%, 05/09/16~	5,006,225
2,000,000		1.500%, 01/17/17~	1,993,460
1,000,000		2.943%, 01/08/19	1,003,850
		General Motors Company, Inc.
3,000,000		3.250%, 05/15/18~	3,009,375
2,500,000		3.500%, 10/02/18	2,514,062
2,000,000		2.750%, 05/15/16~	2,007,500
500,000		2.625%, 07/10/17~	499,375
		Lennar Corp.~
8,760,000		4.500%, 06/15/19	8,984,475
7,000,000		4.125%, 12/01/18	7,061,250
5,745,000		Meritage Homes Corp.~ 4.500%, 03/01/18	5,752,181
4,170,000		NCL Corp., Ltd. - Class C* 4.625%, 11/15/20	4,065,750

PRINCIPAL AMOUNT		VALUE

2,000,000	Nissan Motor Acceptance Corp.~*‡ 0.972%, 03/03/17	$1,998,140
2,000,000	Numericable-SFR SAS* 4.875%, 05/15/19	1,991,250
5,000,000	Penske Truck Leasing Company, LP~* 2.500%, 03/15/16	5,004,250
2,000,000	Thomson Reuters Corp.~ 0.875%, 05/23/16	2,000,100
13,760,000	Toll Brothers Finance Corp.~ 4.000%, 12/31/18	14,043,800

		97,227,844

	Consumer Staples (0.3%)
	Constellation Brands, Inc.
6,000,000	7.250%, 05/15/17	6,371,250
4,000,000	7.250%, 09/01/16	4,130,000
1,000,000	WM Wrigley Jr. Company~* 1.400%, 10/21/16	1,000,295

		11,501,545

	Energy (0.6%)
8,000,000	Chesapeake Energy Corp.* 8.000%, 12/15/22	3,485,000
	CNOOC, Ltd.~
1,000,000	1.625%, 04/30/17	999,130
500,000	1.125%, 05/09/16	500,067
3,000,000	Enbridge, Inc.~‡ 1.262%, 10/01/16	2,978,760
1,500,000	Nabors Industries, Inc.~ 2.350%, 09/15/16	1,477,005
3,197,000	Oasis Petroleum, Inc.^ 7.250%, 02/01/19	1,954,166
14,866,000	SESI, LLC~ 6.375%, 05/01/19	10,817,840
1,250,000	Whiting Petroleum Corp.~^ 6.500%, 10/01/18	752,344

		22,964,312

	Financials (1.5%)
6,000,000	Ally Financial, Inc.~ 3.250%, 09/29/17	5,921,250
1,000,000	ANZ New Zealand (Int’l), Ltd.~* 1.400%, 04/27/17	999,160
5,000,000	Aviation Capital Group Corp.~* 3.875%, 09/27/16	5,050,900
7,750,000	BB&T Corp.~ 1.000%, 04/03/17	7,733,725
1,000,000	Berkshire Hathaway Finance Corp.~ 0.950%, 08/15/16	1,001,585
500,000	Berkshire Hathaway, Inc.~ 0.800%, 02/11/16	500,040
10,000,000	Citigroup, Inc.~ 1.300%, 04/01/16	10,005,850
1,850,000	Deutsche Bank, AG~ 1.400%, 02/13/17	1,843,210
	iStar, Inc.~
6,000,000	4.875%, 07/01/18	5,715,000
6,000,000	3.875%, 07/01/16	5,970,000
2,000,000	4.000%, 11/01/17	1,892,500
6,000,000	Morgan Stanley~ 1.750%, 02/25/16	6,003,960

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

1,000,000	PNC Bank NA~ 1.800%, 11/05/18	$1,001,185

		53,638,365

	Health Care (0.5%)
1,000,000	Actavis Funding SCS~ 1.300%, 06/15/17	994,070
5,000,000	Amgen, Inc.~ 2.500%, 11/15/16	5,051,350
3,000,000	Baxter International, Inc.~ 0.950%, 06/01/16	2,999,355
6,000,000	Community Health Systems, Inc.~ 5.125%, 08/15/18	6,033,750
2,703,000	HCA, Inc.~ 3.750%, 03/15/19	2,730,030
	Mylan, Inc.
1,000,000	1.800%, 06/24/16	1,000,540
500,000	1.350%, 11/29/16	497,555
1,000,000	VPII Escrow Corp.* 6.750%, 08/15/18	996,250

		20,302,900

	Industrials (1.4%)
12,000,000	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust~ 2.750%, 05/15/17	11,842,500
10,000,000	Air Lease Corp. 5.625%, 04/01/17	10,343,750
4,800,000	CNH Industrial Capital, LLC~ 3.250%, 02/01/17	4,797,000
5,000,000	Deluxe Corp. 6.000%, 11/15/20	5,206,250
1,000,000	GATX Corp.~ 1.250%, 03/04/17	991,705
9,175,000	Icahn Enterprises, LP~ 3.500%, 03/15/17	9,146,328
500,000	John Deere Capital Corp.~ 1.050%, 10/11/16	500,668
1,000,000	PACCAR Financial Corp.~ 0.800%, 02/08/16	1,000,025
1,000,000	Rockwell Collins, Inc.~‡ 0.862%, 12/15/16	998,350
5,000,000	US Airways Group, Inc. 6.125%, 06/01/18	5,153,125

		49,979,701

	Information Technology (1.2%)
14,700,000	Alliance Data Systems Corp.* 5.250%, 12/01/17	14,791,875
10,000,000	Hewlett Packard Enterprise Company* 2.850%, 10/05/18	10,022,450
5,000,000	Jabil Circuit, Inc.~ 7.750%, 07/15/16	5,125,000
2,725,000	NXP Semiconductors, NV* 3.750%, 06/01/18	2,745,438
7,000,000	Sanmina Corp.* 4.375%, 06/01/19	7,048,125
5,000,000	Seagate Technology, PLC~ 3.750%, 11/15/18	4,973,500

		44,706,388

	Materials (0.2%)
5,000,000	ArcelorMittal, SA~ 5.500%, 02/25/17	4,884,375

PRINCIPAL AMOUNT		VALUE

1,000,000	BHP Billiton Finance USA, Ltd.~‡ 0.853%, 09/30/16	$996,315

		5,880,690

	Telecommunication Services (0.2%)
6,000,000	British Telecommunications, PLC~ 1.250%, 02/14/17	5,992,110
	Verizon Communications, Inc.~
500,000	2.042%, 09/15/16‡	503,155
343,000	2.500%, 09/15/16	345,811

		6,841,076

	TOTAL CORPORATE BONDS	313,042,821

NUMBER OF CONTRACTS		VALUE
Purchased Options (0.0%)#
	Energy (0.0%)
1,000	Southwestern Energy Company Call, 01/20/17, Strike $8.00	287,500

	Information Technology (0.0%)
2,500	Oracle Corp. Call, 03/18/16, Strike $38.00	128,750

	TOTAL PURCHASED OPTIONS	416,250

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $321,135,784)	313,459,071

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (3.2%)
	Consumer Staples (0.1%)
40,000	Post Holdings, Inc. 5.250%	4,460,200

	Energy (0.5%)
600,000	Southwestern Energy Company 6.250%	12,240,000
250,000	WPX Energy, Inc.^ 6.250%	7,242,500

		19,482,500

	Financials (0.4%)
150,000	American Tower Corp. 5.500%	14,812,500

	Health Care (1.3%)
25,000	Allergan, PLC 5.500%	23,707,250
25,000	Teva Pharmaceutical Industries, Ltd. 7.000%	24,681,250

		48,388,500

	Industrials (0.4%)
150,000	Stericycle, Inc. 5.250%	13,639,500

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

NUMBER OF SHARES		VALUE

	Telecommunication Services (0.3%)
113,200	Frontier Communications Corp. 11.125%	$10,117,816

	Utilities (0.2%)
100,000	NextEra Energy, Inc. 6.371%	5,510,000

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $141,102,960)	116,411,016

COMMON STOCKS (47.9%)
	Consumer Discretionary (5.8%)
40,632	Amazon.com, Inc.~#	23,850,984
3,023	AutoZone, Inc.~#	2,319,820
25,185	CarMax, Inc.~#	1,112,673
60,443	Carnival Corp.	2,909,122
4,562	Chipotle Mexican Grill, Inc.#	2,066,449
57,925	Coach, Inc.~	2,146,121
303,989	Comcast Corp. - Class A~	16,935,227
35,259	D.R. Horton, Inc.~	969,975
20,147	Darden Restaurants, Inc.~	1,270,470
72,948	Delphi Automotive, PLC	4,737,243
25,186	Discovery Communications, Inc. - Class A~#	694,882
25,186	Discovery Communications, Inc. - Class C~#	685,311
26,194	Dollar General Corp.~	1,966,122
406,990	Ford Motor Company~	4,859,461
31,230	Gap, Inc.~	772,006
108,497	General Motors Company, Inc.	3,215,851
234,118	Home Depot, Inc.~	29,442,680
35,258	Interpublic Group of Companies, Inc.~	791,190
19,343	Lennar Corp. - Class A	815,307
195,336	Lowe’s Companies, Inc.	13,997,778
27,703	Macy’s, Inc.~	1,119,478
101,134	McDonald’s Corp.~	12,518,366
21,728	Michael Kors Holdings, Ltd.#	866,947
10,075	Mohawk Industries, Inc.~#	1,676,581
45,012	Netflix, Inc.#	4,133,902
191,027	Nike, Inc. - Class B~	11,845,584
6,850	Priceline Group, Inc.~#	7,295,044
11,081	PVH Corp.~	813,124
40,294	Ross Stores, Inc.~	2,266,940
35,259	Royal Caribbean Cruises, Ltd.	2,889,828
119,478	Starbucks Corp.~	7,260,678
21,658	Time Warner Cable, Inc.~	3,941,973
88,752	Time Warner, Inc.~	6,251,691
37,071	TJX Companies, Inc.~	2,640,938
23,216	TripAdvisor, Inc.~#	1,549,900
212,762	Twenty-First Century Fox, Inc.~	5,738,191
17,566	Under Armour, Inc.#	1,500,663
39,593	Viacom, Inc. - Class B~	1,807,025
209,841	Walt Disney Company~	20,106,965
8,059	Whirlpool Corp.~	1,083,049
20,147	Yum! Brands, Inc.~	1,458,038

		214,323,577

	Consumer Staples (5.0%)
278,950	Altria Group, Inc.~	17,046,635
119,377	Archer-Daniels-Midland Company	4,219,977
377,775	Coca-Cola Company	16,214,103
75,958	Colgate-Palmolive Company~	5,129,444

NUMBER OF SHARES		VALUE

40,296	ConAgra Foods, Inc.~	$1,677,926
45,083	Costco Wholesale Corp.~	6,812,943
157,354	CVS Health Corp.	15,198,823
65,077	General Mills, Inc.	3,677,501
14,103	Hershey Company~	1,242,615
35,259	Kellogg Company~	2,589,421
32,539	Kimberly-Clark Corp.~	4,178,658
63,299	Kraft Heinz Company	4,941,120
130,963	Kroger Company	5,082,674
20,819	Mead Johnson Nutrition Company~	1,509,169
168,327	Mondelez International, Inc. - Class A	7,254,894
201,680	PepsiCo, Inc.~	20,026,824
168,236	Philip Morris International, Inc.~	15,142,922
298,491	Procter & Gamble Company	24,383,730
35,986	Reynolds American, Inc.	1,797,501
202,384	Wal-Mart Stores, Inc.~	13,430,202
105,778	Walgreens Boots Alliance, Inc.	8,432,622
73,365	Whole Foods Market, Inc.~	2,150,328

		182,140,032

	Energy (3.5%)
47,449	Anadarko Petroleum Corp.~	1,854,781
24,680	Apache Corp.	1,049,887
48,858	Baker Hughes, Inc.~	2,125,812
208,934	Chevron Corp.~	18,066,523
124,814	ConocoPhillips~	4,877,731
62,964	Devon Energy Corp.	1,756,696
91,471	EOG Resources, Inc.~	6,496,270
28,207	EQT Corp.~	1,741,500
549,326	Exxon Mobil Corp.	42,765,029
96,611	Halliburton Company	3,071,264
10,075	Helmerich & Payne, Inc.~	511,810
18,132	Hess Corp.~	770,610
385,377	Kinder Morgan, Inc.	6,339,452
60,445	Marathon Oil Corp.~	588,130
103,157	Marathon Petroleum Corp.~	4,310,931
13,095	Murphy Oil Corp.~	256,793
48,858	National Oilwell Varco, Inc.~	1,589,839
70,520	Noble Energy, Inc.	2,282,732
81,397	Occidental Petroleum Corp.	5,602,555
80,241	Phillips 66~	6,431,316
141,439	Schlumberger, Ltd.	10,221,797
103,159	Spectra Energy Corp.	2,831,715
49,673	Valero Energy Corp.~	3,371,307
38,485	Williams Companies, Inc.	742,760

		129,657,240

	Financials (7.4%)
37,273	Aflac, Inc.~	2,160,343
103,158	Allstate Corp.~	6,251,375
189,894	American Express Company	10,159,329
185,525	American International Group, Inc.	10,478,452
40,801	American Tower Corp.	3,849,166
32,539	Ameriprise Financial, Inc.~	2,949,660
12,088	AvalonBay Communities, Inc.~	2,072,971
1,108,138	Bank of America Corp.	15,669,071
217,094	Bank of New York Mellon Corp.	7,863,145
92,279	BB&T Corp.	3,013,832
217,093	Berkshire Hathaway, Inc. - Class B#	28,172,159
12,994	BlackRock, Inc.~	4,083,494
70,520	Capital One Financial Corp.	4,627,522
176,297	Charles Schwab Corp.~	4,500,862
41,340	Chubb Corp.~	4,674,309

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

NUMBER OF SHARES		VALUE

314,813	Citigroup, Inc.~	$13,404,738
33,446	Crown Castle International Corp.~	2,883,045
51,379	Discover Financial Services~	2,352,644
36,872	Equity Residential~	2,842,462
110,813	Fifth Third Bancorp~	1,750,845
42,813	Franklin Resources, Inc.~	1,483,899
46,642	Goldman Sachs Group, Inc.~	7,535,482
45,334	Hartford Financial Services Group, Inc.~	1,821,520
88,651	Host Hotels & Resorts, Inc.	1,227,816
75,553	Invesco, Ltd.	2,261,301
469,786	JPMorgan Chase & Company	27,952,267
77,066	Lincoln National Corp.	3,041,024
15,110	Macerich Company	1,178,127
169,486	MetLife, Inc.~	7,567,550
146,578	Morgan Stanley~	3,793,439
58,175	PNC Financial Services Group, Inc.~	5,040,864
48,156	Principal Financial Group, Inc.~	1,829,928
55,406	Prologis, Inc.~	2,186,875
91,169	Prudential Financial, Inc.~	6,389,124
14,959	Public Storage~	3,793,004
191,409	Regions Financial Corp.~	1,554,241
44,528	Simon Property Group, Inc.	8,294,676
43,822	State Street Corp.~	2,442,200
60,443	SunTrust Banks, Inc.~	2,211,005
88,150	Synchrony Financial#	2,505,223
27,200	T. Rowe Price Group, Inc.~	1,929,840
28,005	Travelers Companies, Inc.~	2,997,655
182,251	US Bancorp~	7,300,975
32,740	Ventas, Inc.~	1,811,177
30,223	Vornado Realty Trust	2,673,527
512,160	Wells Fargo & Company~	25,725,797
33,421	Welltower, Inc.	2,079,455

		272,387,415

	Health Care (7.0%)
141,941	Abbott Laboratories~	5,372,467
222,234	AbbVie, Inc.~	12,200,647
59,941	Aetna, Inc.	6,104,391
38,792	Agilent Technologies, Inc.~	1,460,519
21,156	Alexion Pharmaceuticals, Inc.#	3,087,295
51,231	Allergan, PLC#	14,571,633
80,288	Amgen, Inc.	12,262,386
40,801	Anthem, Inc.	5,324,122
65,077	Baxalta, Inc.	2,603,731
65,077	Baxter International, Inc.~	2,381,818
30,927	Biogen, Inc.~#	8,444,927
152,219	Bristol-Myers Squibb Company~	9,461,933
33,534	Cardinal Health, Inc.	2,728,661
85,439	Celgene Corp.#	8,571,240
52,889	Cerner Corp.#	3,068,091
40,145	Cigna Corp.	5,363,372
20,147	DaVita HealthCare Partners, Inc.~#	1,352,267
46,847	Edwards Lifesciences Corp.~#	3,663,904
97,718	Eli Lilly and Company~	7,729,494
105,676	Express Scripts Holding Company~#	7,594,934
171,659	Gilead Sciences, Inc.	14,247,697
304,687	Johnson & Johnson	31,821,510
24,179	Laboratory Corp. of America Holdings~#	2,716,511
123,774	Medtronic, PLC	9,396,922
373,541	Merck & Company, Inc.	18,927,322
45,769	Mylan, NV#	2,411,569

NUMBER OF SHARES		VALUE

14,997	Perrigo Company, PLC	$2,168,266
703,972	Pfizer, Inc.~	21,464,106
15,110	Quest Diagnostics, Inc.~	992,274
4,029	Regeneron Pharmaceuticals, Inc.~#	1,692,543
55,659	St. Jude Medical, Inc.~	2,942,135
45,333	Stryker Corp.~	4,494,767
81,396	Thermo Fisher Scientific, Inc.~	10,749,156
92,279	UnitedHealth Group, Inc.	10,626,850

		257,999,460

	Industrials (4.3%)
55,304	3M Company	8,350,904
100,741	Boeing Company~	12,102,016
66,186	Caterpillar, Inc.~	4,119,417
100,740	CSX Corp.~	2,319,035
19,140	Cummins, Inc.~	1,720,495
65,076	Danaher Corp.	5,638,835
73,340	Deere & Company	5,647,913
151,916	Delta Air Lines, Inc.	6,728,360
39,793	Eaton Corp., PLC	2,009,944
65,077	Emerson Electric Company~	2,992,241
31,733	Expeditors International of Washington, Inc.~	1,431,793
37,977	FedEx Corp.	5,046,384
33,244	Fluor Corp.~	1,492,323
32,833	General Dynamics Corp.	4,392,070
1,003,093	General Electric Company	29,190,006
117,413	Honeywell International, Inc.~	12,117,022
43,419	Illinois Tool Works, Inc.~	3,910,749
23,297	Jacobs Engineering Group, Inc.~#	913,941
11,137	Kansas City Southern	789,391
8,517	L-3 Communications Holdings, Inc.	995,126
27,740	Lockheed Martin Corp.	5,853,140
70,520	Masco Corp.~	1,861,023
27,867	Norfolk Southern Corp.	1,964,624
35,259	Pentair, PLC	1,661,404
21,318	Precision Castparts Corp.	5,008,664
25,186	Robert Half International, Inc.~	1,102,391
154,033	Southwest Airlines Company~	5,794,722
86,839	Union Pacific Corp.~	6,252,408
89,558	United Parcel Service, Inc. - Class B	8,346,806
101,144	United Technologies Corp.~	8,869,317

		158,622,464

	Information Technology (10.6%)
59,739	Accenture, PLC - Class A~	6,304,854
40,297	Akamai Technologies, Inc.~#	1,838,349
30,972	Alphabet, Inc. - Class A~#	23,580,532
31,073	Alphabet, Inc. - Class C~#	23,085,685
40,297	Amphenol Corp. - Class A~	1,997,522
782,490	Apple, Inc.	76,167,577
161,182	Applied Materials, Inc.	2,844,862
32,776	Avago Technologies, Ltd.	4,382,479
66,241	Broadcom Corp. - Class A	3,621,395
515,588	Cisco Systems, Inc.	12,265,839
76,059	Cognizant Technology Solutions Corp. - Class A#	4,815,295
115,514	eBay, Inc.#	2,709,958
200,396	EMC Corp.~	4,963,809
22,667	F5 Networks, Inc.~#	2,125,711
268,146	Facebook, Inc. - Class A~#	30,088,663
65,076	Fiserv, Inc.~#	6,153,587

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

NUMBER OF SHARES		VALUE

243,792	Hewlett Packard Enterprise Company	$3,354,578
243,792	HP, Inc.	2,367,220
623,379	Intel Corp.~	19,337,217
105,981	International Business Machines Corp.	13,225,369
73,020	Juniper Networks, Inc.~	1,723,272
13,495	KLA-Tencor Corp.~	904,030
170,553	MasterCard, Inc. - Class A	15,184,334
40,297	Microchip Technology, Inc.	1,805,709
137,427	Micron Technology, Inc.~#	1,515,820
998,634	Microsoft Corp.~	55,014,747
373,947	Oracle Corp.	13,578,016
115,513	PayPal Holdings, Inc.#	4,174,640
209,526	QUALCOMM, Inc.	9,499,909
20,147	Red Hat, Inc.~#	1,411,297
85,630	Symantec Corp.~	1,698,899
55,884	TE Connectivity, Ltd.	3,194,329
20,147	Teradata Corp.#	490,378
130,257	Texas Instruments, Inc.~	6,894,503
306,793	Visa, Inc. - Class A~^	22,853,011
44,371	Western Digital Corp.	2,128,921
78,075	Yahoo!, Inc.#	2,303,993

		389,606,309

	Materials (1.2%)
28,208	Air Products & Chemicals, Inc.	3,574,236
6,547	Airgas, Inc.~	916,580
45,341	CF Industries Holdings, Inc.~	1,360,230
173,676	Dow Chemical Company~	7,294,392
106,381	E.I. du Pont de Nemours and Company	5,612,662
10,074	Eastman Chemical Company~	616,630
176,894	Freeport-McMoRan, Inc.^	813,712
54,300	LyondellBasell Industries, NV - Class A~	4,233,771
94,394	Monsanto Company	8,552,096
75,958	Mosaic Company	1,830,588
84,621	Newmont Mining Corp.~	1,689,035
34,654	PPG Industries, Inc.	3,296,288
37,977	Praxair, Inc.	3,797,700

		43,587,920

	Telecommunication Services (1.4%)
749,428	AT&T, Inc.~	27,024,373
102,050	CenturyLink, Inc.~	2,594,111
423,309	Verizon Communications, Inc.~	21,152,751

		50,771,235

	Utilities (1.7%)
105,778	AES Corp.~	1,004,891
68,403	American Electric Power Company, Inc.~	4,170,531
55,406	CMS Energy Corp.~	2,154,185
40,296	Consolidated Edison, Inc.~	2,796,139
48,858	Dominion Resources, Inc.~	3,526,082
135,697	Duke Energy Corp.~	10,217,984
50,371	Edison International	3,112,928
24,179	Entergy Corp.~	1,706,554
20,147	Eversource Energy~	1,083,909
70,520	Exelon Corp.~	2,085,276
50,371	FirstEnergy Corp.~	1,665,265
83,011	NextEra Energy, Inc.	9,273,159
60,443	PG&E Corp.	3,318,925
50,371	PPL Corp.~	1,766,007

NUMBER OF SHARES		VALUE

60,443	Public Service Enterprise Group, Inc.~	$2,496,296
174,783	Southern Company	8,550,384
45,334	Xcel Energy, Inc.~	1,732,665

		60,661,180

	TOTAL COMMON STOCKS (Cost $1,790,767,963)	1,759,756,832

NUMBER OF CONTRACTS		VALUE
PURCHASED OPTIONS (1.3%) #
	Other (1.3%)
	S&P 500 Index
2,000	Put, 02/05/16, Strike $1,900.00	1,560,000
2,000	Put, 02/05/16, Strike $1,700.00	30,000
1,500	Put, 03/24/16, Strike $1,800.00	3,172,500
1,250	Put, 04/29/16, Strike $1,875.00	6,793,750
1,000	Put, 05/31/16, Strike $1,850.00	5,925,000
1,000	Put, 12/16/16, Strike $2,000.00	17,915,000
1,000	Put, 12/30/16, Strike $1,900.00	13,765,000
500	Put, 02/05/16, Strike $1,875.00	192,500

	TOTAL PURCHASED OPTIONS (Cost $64,974,505)	49,353,750

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENT (3.3%)
121,567,138	Fidelity Prime Money Market Fund - Institutional Class (Cost $121,567,138)	121,567,138

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.2%)
	Federal Home Loan Bank Discount Notes
6,156,047	0.000%, 02/01/16	6,156,047
6,153,553	0.000%, 02/19/16	6,153,553
4,924,188	0.000%, 02/05/16	4,924,188
4,922,664	0.000%, 02/25/16	4,922,664
9,660,790	Fidelity Prime Money Market Fund - Institutional Class	9,660,790
1,341,889	Goldman Sachs Financial Square Prime Obligations Fund	1,341,889
9,179,027	Morgan Stanley Institutional Liquidity Fund	9,179,027

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $42,338,158)	42,338,158

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

		VALUE

TOTAL INVESTMENTS (102.2%) (Cost $3,953,386,807)		$3,756,040,426

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.2%)		(42,338,158)

LIABILITIES, LESS OTHER ASSETS (-1.0%)		(37,389,961)

NET ASSETS (100.0%)		$3,676,312,307

NUMBER OF SHARES		VALUE
COMMON STOCKS SOLD SHORT (-20.4%) #
	Consumer Discretionary (-3.0%)
(337,001)	CalAtlantic Group, Inc.	(10,949,162)
(585,000)	Ctrip.com International, Ltd.	(24,967,800)
(23,900)	GNC Holdings, Inc. - Class A	(669,439)
(27,000)	HSN, Inc.	(1,270,620)
(451,000)	Jarden Corp.	(23,925,550)
(130,800)	Live Nation Entertainment, Inc.	(2,969,160)
(50,500)	M/I Homes, Inc.	(904,960)
(66,650)	Meritage Homes Corp.	(2,200,117)
(12,610)	Priceline Group, Inc.	(13,429,272)
(42,000)	Restoration Hardware Holdings, Inc.	(2,588,040)
(88,045)	Shutterfly, Inc.	(3,667,074)
(187,600)	TAL Education Group	(8,999,172)
(42,700)	Tesla Motors, Inc.	(8,164,240)
(296,000)	Vipshop Holdings, Ltd.	(3,800,640)

		(108,505,246)

	Consumer Staples (-0.1%)
(63,700)	Post Holdings, Inc.	(3,726,450)

	Energy (-0.8%)
(131,000)	Helix Energy Solutions Group, Inc.	(527,930)
(166,923)	Newpark Resources, Inc.	(812,915)
(246,000)	PDC Energy, Inc.	(13,990,020)
(135,000)	Renewable Energy Group, Inc.	(935,550)
(95,550)	SEACOR Holdings, Inc.	(4,396,255)
(600,000)	Southwestern Energy Company	(5,334,000)
(50,000)	Whiting Petroleum Corp.	(367,500)
(735,749)	WPX Energy, Inc.	(3,987,760)

		(30,351,930)

	Financials (-1.2%)
(101,250)	American Residential Properties, Inc.	(1,715,175)
(115,000)	American Tower Corp.	(10,849,100)
(78,200)	Amtrust Financial Services, Inc.	(4,472,258)
(68,500)	Colony Starwood Homes	(1,474,120)
(357,900)	Cowen Group, Inc.	(1,023,594)
(108,000)	Encore Capital Group, Inc.	(2,475,360)
(43,000)	Extra Space Storage, LP	(3,899,670)
(111,500)	Forestar Group, Inc.	(1,012,420)
(154,000)	SL Green Realty Corp.	(14,877,940)
(40,000)	Starwood Property Trust, Inc.	(761,600)

		(42,561,237)

	Health Care (-3.9%)
(155,000)	Aceto Corp.	(3,541,750)
(142,000)	Acorda Therapeutics, Inc.	(5,228,440)
(56,500)	Allergan, PLC	(16,070,295)

NUMBER OF SHARES		VALUE

(195,000)	Allscripts Healthcare Solutions, Inc.	$(2,687,100)
(270,000)	AMAG Pharmaceuticals, Inc.	(6,185,700)
(95,000)	BioMarin Pharmaceutical, Inc.	(7,031,900)
(140,500)	Brookdale Senior Living, Inc.	(2,287,340)
(276,000)	Depomed, Inc.	(4,233,840)
(85,000)	Emergent Biosolutions, Inc.	(3,111,000)
(134,200)	Horizon Pharma, PLC	(2,348,500)
(53,000)	Insulet Corp.	(1,758,540)
(165,500)	Integra LifeSciences Holdings Corp.	(10,169,975)
(342,000)	Ironwood Pharmaceuticals, Inc.	(3,156,660)
(27,500)	Jazz Pharmaceuticals, PLC	(3,540,350)
(86,700)	Ligand Pharmaceuticals, Inc.	(8,667,399)
(520,000)	Medicines Company	(17,971,200)
(214,100)	Molina Healthcare, Inc.	(11,756,231)
(125,500)	NuVasive, Inc.	(5,788,060)
(102,973)	Quidel Corp.	(1,754,660)
(141,000)	Spectranetics Corp.	(1,699,050)
(140,000)	Teligent, Inc.	(1,005,200)
(306,300)	Teva Pharmaceutical Industries, Ltd.	(18,831,324)
(190,717)	Wright Medical Group, NV	(3,804,804)

		(142,629,318)

	Industrials (-0.6%)
(100,300)	Dycom Industries, Inc.	(6,645,878)
(40,000)	Greenbrier Companies, Inc.	(1,034,400)
(154,600)	Navistar International Corp.	(1,123,942)
(15,000)	SolarCity Corp.	(534,750)
(75,000)	Stericycle, Inc.	(9,026,250)
(255,000)	Trinity Industries, Inc.	(5,462,100)

		(23,827,320)

	Information Technology (-10.3%)
(55,500)	Blucora, Inc.	(478,965)
(142,500)	Bottomline Technologies (de), Inc.	(4,106,850)
(55,076)	Brocade Communications Systems, Inc.	(439,506)
(55,000)	CalAmp Corp.	(935,000)
(70,000)	Canadian Solar, Inc.	(1,411,900)
(83,999)	Cardtronics, Inc.	(2,588,009)
(549,400)	Ciena Corp.	(9,762,838)
(45,000)	Citrix Systems, Inc.	(3,170,700)
(102,900)	Cornerstone OnDemand, Inc.	(3,158,001)
(444,525)	CSG Systems International, Inc.	(15,531,704)
(610,000)	Electronic Arts, Inc.	(39,372,450)
(120,000)	Electronics For Imaging, Inc.	(4,965,600)
(33,900)	Envestnet, Inc.	(794,955)
(47,200)	Euronet Worldwide, Inc.	(3,765,144)
(185,000)	Finisar Corp.	(2,349,500)
(47,000)	FireEye, Inc.	(662,230)
(591,750)	Infinera Corp.	(9,065,610)
(89,100)	Inphi Corp.	(2,472,525)
(208,800)	Integrated Device Technology, Inc.	(5,320,224)
(78,000)	Lam Research Corp.	(5,599,620)
(34,000)	LinkedIn Corp.	(6,728,940)
(117,900)	Mentor Graphics Corp.	(2,049,102)
(53,700)	MercadoLibre, Inc.	(5,275,488)
(146,000)	Microchip Technology, Inc.	(6,542,260)
(796,100)	Micron Technology, Inc.~	(8,780,983)
(8,500)	NetSuite, Inc.	(589,645)
(374,700)	Nuance Communications, Inc.	(6,605,961)
(981,000)	NVIDIA Corp.	(28,733,490)
(72,773)	NXP Semiconductors, NV	(5,441,965)

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

NUMBER OF SHARES			VALUE

(1,122,000)		ON Semiconductor Corp.	$(9,604,320)
(85,000)		Oracle Corp.	(3,086,350)
(86,500)		Palo Alto Networks, Inc.	(12,930,885)
(285,000)		Pandora Media, Inc.	(2,770,200)
(451,000)		Photronics, Inc.	(5,384,940)
(153,544)		Proofpoint, Inc.	(7,732,476)
(96,000)		Qihoo 360 Technology Company, Ltd.	(6,884,160)
(599,000)		Rambus, Inc.	(7,331,760)
(90,000)	EUR	Rocket Internet, SE*	(1,948,742)
(135,000)		Rovi Corp.	(2,627,100)
(174,700)		Salesforce.com, Inc.	(11,890,082)
(486,000)		SanDisk Corp.	(34,360,200)
(37,000)		ServiceNow, Inc.	(2,301,770)
(7,500)		SINA Corp.	(344,625)
(325,000)		SunEdison, Inc.	(1,017,250)
(245,000)		SunPower Corp.	(6,232,800)
(48,500)		Synchronoss Technologies, Inc.	(1,486,040)
(845,000)		Take-Two Interactive Software, Inc.	(29,321,500)
(400,500)		TTM Technologies, Inc.	(2,334,915)
(100,000)		Twitter, Inc.	(1,680,000)
(392,500)		Viavi Solutions, Inc.	(1,962,500)
(83,200)		Workday, Inc. - Class A	(5,242,432)
(616,500)		Xilinx, Inc.	(30,991,455)
(27,000)		Yahoo!, Inc.	(796,770)
(76,000)		Yandex, NV - Class A	(1,019,920)

			(377,982,357)

		Materials (-0.2%)
(209,846)		Alcoa, Inc.	(1,529,777)
(303,000)		B2Gold Corp.	(226,129)
(842,780)		Cemex, SAB de CV	(3,817,794)

			(5,573,700)

		Telecommunication Services (-0.2%)
(1,770,000)		Frontier Communications Corp.	(8,053,500)
(153,000)	EUR	Koninklijke KPN, NV	(592,057)

			(8,645,557)

		Utilities (-0.1%)
(39,000)		NextEra Energy, Inc.	(4,356,690)

		TOTAL COMMON STOCKS SOLD SHORT (Proceeds $759,795,778)	(748,159,805)

NUMBER OF CONTRACTS			VALUE
WRITTEN OPTIONS (-0.9%) #
		Consumer Discretionary (0.0%)
43		Chipotle Mexican Grill, Inc. Put, 03/18/16, Strike $395.00	(41,495)
250		Netflix, Inc. Put, 03/18/16, Strike $85.00	(95,625)
1,500		Walt Disney Company Put, 02/19/16, Strike $90.00	(156,000)

			(293,120)

NUMBER OF CONTRACTS		VALUE

	Energy (0.0%)
2,000	Southwestern Energy Company Call, 01/20/17, Strike $13.00	$(289,000)

	Industrials (0.0%)
350	SolarCity Corp. Call, 01/20/17, Strike $85.00	(40,075)
850	United Parcel Service, Inc. Put, 04/15/16, Strike $85.00	(117,300)

		(157,375)

	Information Technology (0.0%)
1,500	Apple, Inc. Put, 05/20/16, Strike $80.00	(180,000)
	SanDisk Corp.
1,062	Put, 07/15/16, Strike $45.00	(216,117)
675	Put, 07/15/16, Strike $55.00	(271,688)

		(667,805)

	Other (-0.9%)
	S&P 500 Index
3,000	Call, 12/16/16, Strike $2,150.00	(9,285,000)
2,000	Put, 12/30/16, Strike $1,675.00	(14,210,000)
1,000	Call, 05/31/16, Strike $2,000.00	(4,355,000)
500	Call, 02/05/16, Strike $1,925.00	(1,292,500)
500	Call, 02/19/16, Strike $1,950.00	(1,177,500)

		(30,320,000)

	TOTAL WRITTEN OPTIONS (Premium $50,546,841)	(31,727,300)

NOTES TO SCHEDULE OF INVESTMENTS

~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options and securities sold short. The aggregate value of such securities is $581,025,141.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2016.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATION

EUR	European Monetary Unit

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Hedged Equity Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (94.9%)
	Consumer Discretionary (11.6%)
257	Amazon.com, Inc.#	$150,859
19	AutoZone, Inc.#~	14,580
160	CarMax, Inc.#~	7,069
420	Carnival Corp.	20,215
28	Chipotle Mexican Grill, Inc.#	12,683
366	Coach, Inc.	13,560
1,933	Comcast Corp. - Class A~	107,688
224	D.R. Horton, Inc.	6,162
129	Darden Restaurants, Inc.	8,135
464	Delphi Automotive, PLC	30,132
160	Discovery Communications, Inc. - Class A#~	4,414
159	Discovery Communications, Inc. - Class C#~	4,326
168	Dollar General Corp.	12,610
2,589	Ford Motor Company	30,913
197	Gap, Inc.~	4,870
691	General Motors Company, Inc.	20,481
1,491	Home Depot, Inc.~	187,508
223	Interpublic Group of Companies, Inc.	5,004
124	Lennar Corp. - Class A	5,227
1,242	Lowe’s Companies, Inc.	89,002
175	Macy’s, Inc.	7,072
644	McDonald’s Corp.	79,714
140	Michael Kors Holdings, Ltd.#~	5,586
64	Mohawk Industries, Inc.#	10,650
282	Netflix, Inc.#	25,899
1,147	Nike, Inc. - Class B	71,126
43	Priceline Group, Inc.#	45,794
70	PVH Corp.	5,137
258	Ross Stores, Inc.	14,515
243	Royal Caribbean Cruises, Ltd.	19,916
759	Starbucks Corp.	46,124
139	Time Warner Cable, Inc.	25,299
564	Time Warner, Inc.	39,728
219	TJX Companies, Inc.	15,602
151	TripAdvisor, Inc.#	10,081
1,353	Twenty-First Century Fox, Inc.	36,490
122	Under Armour, Inc.#	10,423
236	Viacom, Inc. - Class B	10,771
1,336	Walt Disney Company~	128,016
54	Whirlpool Corp.	7,257
128	Yum! Brands, Inc.	9,263

		1,359,901

	Consumer Staples (9.9%)
1,773	Altria Group, Inc.~	108,348
757	Archer-Daniels-Midland Company~	26,760
2,401	Coca-Cola Company~	103,051
482	Colgate-Palmolive Company	32,549
255	ConAgra Foods, Inc.~	10,618
295	Costco Wholesale Corp.	44,580
1,001	CVS Health Corp.	96,687
412	General Mills, Inc.	23,282
91	Hershey Company~	8,018
225	Kellogg Company	16,524
208	Kimberly-Clark Corp.	26,711
402	Kraft Heinz Company	31,380
833	Kroger Company	32,329

NUMBER OF SHARES		VALUE

130	Mead Johnson Nutrition Company	$9,424
1,065	Mondelez International, Inc. - Class A	45,901
1,283	PepsiCo, Inc.	127,402
1,070	Philip Morris International, Inc.	96,311
1,898	Procter & Gamble Company~	155,048
227	Reynolds American, Inc.	11,339
1,288	Wal-Mart Stores, Inc.~	85,472
673	Walgreens Boots Alliance, Inc.	53,651
477	Whole Foods Market, Inc.	13,981

		1,159,366

	Energy (6.9%)
303	Anadarko Petroleum Corp.~	11,844
157	Apache Corp.	6,679
311	Baker Hughes, Inc.~	13,532
1,330	Chevron Corp.~	115,005
794	ConocoPhillips	31,030
400	Devon Energy Corp.	11,160
581	EOG Resources, Inc.	41,263
181	EQT Corp.	11,175
3,525	Exxon Mobil Corp.	274,421
614	Halliburton Company	19,519
63	Helmerich & Payne, Inc.	3,200
116	Hess Corp.~	4,930
1,253	Kinder Morgan, Inc.	20,612
383	Marathon Oil Corp.	3,727
655	Marathon Petroleum Corp.	27,373
84	Murphy Oil Corp.	1,647
310	National Oilwell Varco, Inc.	10,087
447	Noble Energy, Inc.	14,469
518	Occidental Petroleum Corp.	35,654
509	Phillips 66	40,796
901	Schlumberger, Ltd.	65,115
656	Spectra Energy Corp.	18,007
310	Valero Energy Corp.	21,040
248	Williams Companies, Inc.	4,786

		807,071

	Financials (14.7%)
236	Aflac, Inc.~	13,679
616	Allstate Corp.~	37,330
1,211	American Express Company~	64,789
1,135	American International Group, Inc.~	64,105
257	American Tower Corp.~	24,245
208	Ameriprise Financial, Inc.~	18,855
79	AvalonBay Communities, Inc.~	13,548
7,046	Bank of America Corp.~	99,630
1,380	Bank of New York Mellon Corp.~	49,984
585	BB&T Corp.~	19,106
1,380	Berkshire Hathaway, Inc. - Class B#~	179,083
82	BlackRock, Inc.~	25,769
447	Capital One Financial Corp.	29,332
1,121	Charles Schwab Corp.	28,619
264	Chubb Corp.	29,854
2,003	Citigroup, Inc.~	85,288
214	Crown Castle International Corp.	18,447
325	Discover Financial Services	14,882
232	Equity Residential	17,885
704	Fifth Third Bancorp	11,123
273	Franklin Resources, Inc.	9,462
297	Goldman Sachs Group, Inc.	47,983

See accompanying Notes to Schedule of Investments

Calamos Hedged Equity Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

NUMBER OF SHARES		VALUE

289	Hartford Financial Services Group, Inc.	$11,612
582	Host Hotels & Resorts, Inc.	8,061
479	Invesco, Ltd.	14,337
2,846	JPMorgan Chase & Company~	169,337
488	Lincoln National Corp.	19,257
100	Macerich Company	7,797
1,079	MetLife, Inc.	48,177
931	Morgan Stanley	24,094
366	PNC Financial Services Group, Inc.	31,714
307	Principal Financial Group, Inc.	11,666
351	Prologis, Inc.	13,854
578	Prudential Financial, Inc.	40,506
99	Public Storage	25,102
1,216	Regions Financial Corp.	9,874
285	Simon Property Group, Inc.	53,090
278	State Street Corp.	15,493
383	SunTrust Banks, Inc.	14,010
614	Synchrony Financial#	17,450
173	T. Rowe Price Group, Inc.	12,274
177	Travelers Companies, Inc.	18,946
1,140	US Bancorp~	45,668
209	Ventas, Inc.	11,562
192	Vornado Realty Trust	16,984
3,266	Wells Fargo & Company~	164,051
214	Welltower, Inc.	13,315

		1,721,229

	Health Care (13.9%)
903	Abbott Laboratories~	34,179
1,412	AbbVie, Inc.~	77,519
378	Aetna, Inc.~	38,495
225	Agilent Technologies, Inc.~	8,471
136	Alexion Pharmaceuticals, Inc.#~	19,846
324	Allergan, PLC#	92,155
509	Amgen, Inc.~	77,740
256	Anthem, Inc.~	33,405
412	Baxalta, Inc.	16,484
412	Baxter International, Inc.~	15,079
194	Biogen, Inc.#~	52,974
968	Bristol-Myers Squibb Company~	60,171
219	Cardinal Health, Inc.	17,820
534	Celgene Corp.#	53,571
335	Cerner Corp.#	19,433
258	Cigna Corp.	34,469
129	DaVita HealthCare Partners, Inc.#~	8,658
296	Edwards Lifesciences Corp.#	23,150
621	Eli Lilly and Company	49,121
672	Express Scripts Holding
	Company#	48,297
1,093	Gilead Sciences, Inc.	90,719
1,937	Johnson & Johnson~	202,300
154	Laboratory Corp. of America Holdings#	17,302
740	Medtronic, PLC	56,181
2,376	Merck & Company, Inc.	120,392
294	Mylan, NV#	15,491
91	Perrigo Company, PLC	13,157
4,475	Pfizer, Inc.~	136,443
97	Quest Diagnostics, Inc.	6,370
25	Regeneron Pharmaceuticals, Inc.#	10,502
352	St. Jude Medical, Inc.	18,607
286	Stryker Corp.	28,357

NUMBER OF SHARES		VALUE

518	Thermo Fisher Scientific, Inc.	$68,407
585	UnitedHealth Group, Inc.	67,369

		1,632,634

	Industrials (8.6%)
350	3M Company	52,850
639	Boeing Company~	76,763
420	Caterpillar, Inc.	26,141
640	CSX Corp.	14,733
122	Cummins, Inc.	10,967
412	Danaher Corp.	35,700
468	Deere & Company	36,041
966	Delta Air Lines, Inc.	42,784
249	Eaton Corp., PLC	12,577
412	Emerson Electric Company	18,944
199	Expeditors International of Washington, Inc.~	8,979
243	FedEx Corp.	32,290
211	Fluor Corp.	9,472
211	General Dynamics Corp.	28,225
6,314	General Electric Company	183,737
746	Honeywell International, Inc.	76,987
276	Illinois Tool Works, Inc.	24,859
150	Jacobs Engineering Group, Inc.#	5,885
74	Kansas City Southern	5,245
57	L-3 Communications Holdings, Inc.	6,660
180	Lockheed Martin Corp.	37,980
447	Masco Corp.	11,796
182	Norfolk Southern Corp.	12,831
225	Pentair, PLC	10,602
134	Precision Castparts Corp.	31,483
160	Robert Half International, Inc.	7,003
983	Southwest Airlines Company	36,980
552	Union Pacific Corp.	39,744
568	United Parcel Service, Inc. - Class B	52,938
645	United Technologies Corp.	56,560

		1,007,756

	Information Technology (20.9%)
379	Accenture, PLC - Class A	40,000
255	Akamai Technologies, Inc.#~	11,633
187	Alphabet, Inc. - Class A#~	142,372
187	Alphabet, Inc. - Class C#	138,932
255	Amphenol Corp. -Class A~	12,640
4,774	Apple, Inc.	464,701
1,026	Applied Materials, Inc.~	18,109
210	Avago Technologies, Ltd.	28,079
429	Broadcom Corp. - Class A	23,453
3,278	Cisco Systems, Inc.	77,984
486	Cognizant Technology Solutions Corp. - Class A#	30,769
732	eBay, Inc.#	17,173
1,311	EMC Corp.	32,474
144	F5 Networks, Inc.#	13,504
1,720	Facebook, Inc. - Class A#~	193,001
412	Fiserv, Inc.#	38,959
1,558	Hewlett Packard Enterprise Company	21,438
1,558	HP, Inc.	15,128
3,985	Intel Corp.~	123,615
675	International Business Machines Corp.~	84,233
462	Juniper Networks, Inc.	10,903
91	KLA-Tencor Corp.	6,096

See accompanying Notes to Schedule of Investments

Calamos Hedged Equity Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

NUMBER OF SHARES		VALUE

1,084	MasterCard, Inc. - Class A	$96,509
254	Microchip Technology, Inc.	11,382
881	Micron Technology, Inc.#	9,717
6,345	Microsoft Corp.	349,546
2,378	Oracle Corp.~	86,345
732	PayPal Holdings, Inc.#	26,455
1,350	QUALCOMM, Inc.~	61,209
129	Red Hat, Inc.#~	9,036
543	Symantec Corp.	10,773
358	TE Connectivity, Ltd.	20,463
129	Teradata Corp.#	3,140
828	Texas Instruments, Inc.	43,826
1,955	Visa, Inc. - Class A~	145,628
290	Western Digital Corp.	13,914
515	Yahoo!, Inc.#	15,198

		2,448,337

	Materials (2.4%)
178	Air Products & Chemicals, Inc.~	22,554
41	Airgas, Inc.~	5,740
288	CF Industries Holdings, Inc.	8,640
1,104	Dow Chemical Company	46,368
677	E.I. du Pont de Nemours and Company	35,719
64	Eastman Chemical Company	3,917
1,119	Freeport-McMoRan, Inc.	5,147
344	LyondellBasell Industries, NV - Class A	26,822
599	Monsanto Company	54,269
482	Mosaic Company	11,616
535	Newmont Mining Corp.	10,679
223	PPG Industries, Inc.	21,212
243	Praxair, Inc.	24,300

		276,983

	Telecommunication Services (2.7%)
4,766	AT&T, Inc.~	171,862
651	CenturyLink, Inc.	16,549
2,691	Verizon Communications, Inc.~	134,469

		322,880

	Utilities (3.3%)
671	AES Corp.~	6,374
434	American Electric Power Company, Inc.~	26,461
351	CMS Energy Corp.~	13,647
255	Consolidated Edison, Inc.	17,694
311	Dominion Resources, Inc.	22,445
863	Duke Energy Corp.	64,984
320	Edison International	19,776
154	Entergy Corp.	10,869
129	Eversource Energy	6,940
447	Exelon Corp.	13,218
320	FirstEnergy Corp.	10,579
525	NextEra Energy, Inc.	58,648
383	PG&E Corp.	21,031
320	PPL Corp.	11,219
383	Public Service Enterprise Group, Inc.	15,818
1,110	Southern Company	54,301
289	Xcel Energy, Inc.	11,045

		385,049

	TOTAL COMMON STOCKS (Cost $11,996,329)	11,121,206

NUMBER OF SHARES		VALUE
EXCHANGE-TRADED FUND (1.3%)
	Other (1.3%)
800	SPDR S&P 500 ETF Trust (Cost $151,231)	$155,096

NUMBER OF CONTRACTS		VALUE
PURCHASED OPTIONS (2.5%) #
	Other (2.5%)
	S&P 500 Index
13	Put, 02/05/16, Strike $1,900.00	10,140
13	Put, 02/05/16, Strike $1,700.00	195
9	Put, 03/24/16, Strike $1,800.00	19,035
8	Put, 04/29/16, Strike $1,875.00	43,480
7	Put, 05/31/16, Strike $1,850.00	41,475
6	Put, 12/30/16, Strike $1,900.00	82,590
5	Put, 12/16/16, Strike $2,000.00	89,575
3	Put, 02/05/16, Strike $1,875.00	1,155

	TOTAL PURCHASED OPTIONS (Cost $394,819)	287,645

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENT (3.3%)
388,416	Fidelity Prime Money Market Fund - Institutional Class (Cost $388,416)	388,416

TOTAL INVESTMENTS (102.0%) (Cost $12,930,795)		11,952,363

LIABILITIES, LESS OTHER ASSETS (-2.0%)		(237,344)

NET ASSETS (100.0%)		$11,715,019

NUMBER OF CONTRACTS		VALUE
WRITTEN OPTIONS (-1.6%) #
	Consumer Discretionary (0.0%)
2	Netflix, Inc. Put, 03/18/16, Strike $85.00	(765)
10	Walt Disney Company Put, 02/19/16, Strike $90.00	(1,040)

		(1,805)

	Industrials (0.0%)
5	United Parcel Service, Inc. Put, 04/15/16, Strike $85.00	(690)

	Information Technology (0.0%)
10	Apple, Inc. Put, 05/20/16, Strike $80.00	(1,200)

	Other (-1.6%)
	S&P 500 Index
19	Call, 12/16/16, Strike $2,150.00	(58,805)
12	Put, 12/30/16, Strike $1,675.00	(85,260)
7	Call, 05/31/16, Strike $2,000.00	(30,485)

See accompanying Notes to Schedule of Investments

Calamos Hedged Equity Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

NUMBER OF CONTRACTS		VALUE

	S&P 500 Index
3	Call, 02/05/16, Strike $1,925.00	$(7,755)
3	Call, 02/19/16, Strike $1,950.00	(7,065)

	TOTAL WRITTEN OPTIONS (Premium $296,267)	(193,065)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $3,516,111.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Long/Short Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (87.7%)
	Consumer Discretionary (10.0%)
33,712	Brunswick Corp.~	$1,343,423
6,486	Domino’s Pizza, Inc.~	738,950
7,497	McGraw Hill Financial, Inc.	637,395
25,850	Nike, Inc. - Class B~	1,602,958
1,782	Priceline Group, Inc.#	1,897,777

		6,220,503

	Energy (9.8%)
25,623	Exxon Mobil Corp.	1,994,751
47,161	Royal Dutch Shell, PLC	2,071,783
45,398	TOTAL, SA	2,012,039

		6,078,573

	Financials (32.1%)
23,000	American Express Company	1,230,500
166,000	Bank of America Corp.~	2,347,240
85,016	Blackstone Group, LP~	2,233,370
30,825	Capital One Financial Corp.~	2,022,736
53,248	CBRE Group, Inc.~#	1,489,347
37,972	Citigroup, Inc.~	1,616,848
34,364	Discover Financial Services~	1,573,527
149,189	Fortress Investment Group, LLC - Class A~	629,578
12,728	Goldman Sachs Group, Inc.	2,056,336
40,306	JPMorgan Chase & Company~	2,398,207
67,042	LendingClub Corp.#	494,770
68,114	Morgan Stanley	1,762,790

		19,855,249

	Health Care (9.8%)
26,667	Cepheid~#	785,343
32,205	Cerner Corp.~#	1,868,212
10,560	Laboratory Corp. of America Holdings#	1,186,416
29,387	Medtronic, PLC	2,231,061

		6,071,032

	Industrials (6.2%)
44,640	American Airlines Group, Inc.~	1,740,514
11,858	Ryder System, Inc.	630,490
30,675	United Continental Holdings, Inc.#	1,480,989

		3,851,993

	Information Technology (18.7%)
9	Alphabet, Inc. - Class A~#	6,852
20,097	Apple, Inc.~	1,956,242
28,800	Cisco Systems, Inc.~	685,152
23,619	Facebook, Inc. - Class A#	2,650,288
38,889	IAC/InterActiveCorp	2,019,895
63,900	PayPal Holdings, Inc.#	2,309,346
28,084	QUALCOMM, Inc.	1,273,328
9,326	WEX, Inc.#	677,161

		11,578,264

	Materials (1.1%)
21,810	Berry Plastics Group, Inc.~#	678,291

	TOTAL COMMON STOCKS (Cost $59,920,079)	54,333,905

NUMBER OF CONTRACTS			VALUE

PURCHASED OPTIONS (1.0%) #
		Financials (0.1%)
300		Capital One Financial Corp. Put, 02/19/16, Strike $59.00	$10,650
675		CBRE Group, Inc. Call, 02/19/16, Strike $30.00	23,625
127		Goldman Sachs Group, Inc. Put, 02/19/16, Strike $150.00	13,652

			47,927

		Information Technology (0.0%)
32		Alphabet, Inc. Put, 02/05/16, Strike $710.00	26,880

		Other (0.9%)
		SPDR S&P 500 ETF Trust
1,090		Put, 02/19/16, Strike $192.00	305,200
750		Put, 03/18/16, Strike $185.00	221,625

			526,825

		TOTAL PURCHASED OPTIONS (Cost $967,264)	601,632

NUMBER OF SHARES			VALUE
EXCHANGE-TRADED FUND (4.7%)
		Consumer Discretionary (4.7%)
412,000		Global X FTSE Greece 20 ETF
		(Cost $4,219,074)	2,912,840

SHORT TERM INVESTMENT (8.0%)
4,931,772		Fidelity Prime Money Market Fund - Institutional Class (Cost $4,931,772)	4,931,772

TOTAL INVESTMENTS (101.4%) (Cost $70,038,189)			62,780,149

LIABILITIES, LESS OTHER ASSETS (-1.4%)			(868,819)

NET ASSETS (100.0%)			$61,911,330

COMMON STOCKS SOLD SHORT (-15.8%) #
		Consumer Discretionary (-1.5%)
(12,602)		Omnicom Group, Inc.	(924,357)

		Consumer Staples (-2.7%)
(25,014)		Colgate-Palmolive Company	(1,689,195)

		Financials (-1.4%)
(13,635)		NASDAQ, Inc.	(845,370)

		Health Care (-3.7%)
(8,214)		DexCom, Inc.	(585,494)
(17,072)		Merck & Company, Inc.	(865,038)
(9,401)	DKK	William Demant Holding, A/S	(828,706)

			(2,279,238)

See accompanying Notes to Schedule of Investments

Calamos Long/Short Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

NUMBER OF SHARES		VALUE

	Industrials (-3.3%)
(14,466)	Deluxe Corp.	$(808,649)
(26,006)	Nielsen Holdings, PLC	(1,252,449)

		(2,061,098)

	Information Technology (-1.7%)
(59,487)	Western Union Company	(1,061,248)

	Telecommunication Services (-1.5%)
(26,443)	AT&T, Inc.	(953,535)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $9,024,114)	(9,814,041)

EXCHANGE-TRADED FUNDS SOLD SHORT (-7.8%)#
	Other (-7.8%)
(23,606)	Consumer Discretionary Select Sector SPDR Fund	(1,749,441)
(37,484)	Financial Select Sector SPDR Fund	(813,778)
(9,000)	PowerShares QQQ	(937,170)
(1,756)	SPDR S&P MidCap 400 ETF Trust	(421,387)
(21,438)	Technology Select Sector SPDR Fund	(884,103)

	TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $4,883,197)	(4,805,879)

NUMBER OF CONTRACTS		VALUE
WRITTEN OPTIONS (-0.7%)#
	Energy (0.0%)
252	Gulfport Energy Corp. Put, 02/19/16, Strike $25.00	(13,230)

	Financials (-0.1%)
300	Capital One Financial Corp. Put, 03/18/16, Strike $52.50	(10,500)
225	CBRE Group, Inc. Put, 02/19/16, Strike $28.00	(24,188)
254	Goldman Sachs Group, Inc. Put, 03/18/16, Strike $130.00	(17,272)

		(51,960)

	Information Technology (0.0%)
400	Apple, Inc. Put, 04/15/16, Strike $80.00	(22,200)

	Other (-0.6%)
	SPDR S&P 500 ETF Trust
1,500	Put, 03/18/16, Strike $172.00	(159,000)
1,090	Put, 03/18/16, Strike $180.00	(216,365)

		(375,365)

	TOTAL WRITTEN OPTIONS (Premium $741,485)	(462,755)

NOTES TO SCHEDULE OF INVESTMENTS

~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options and securities sold short. The aggregate value of such securities is $11,897,540.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATION

DKK	Danish Krone

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

NOTE 1 — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. CALAMOS INVESTMENT TRUST, a Massachusetts business trust organized December 21, 1987 (the “Trust”), consists of nineteen series, Growth Fund, Opportunistic Value Fund, Focus Growth Fund, Discovery Growth Fund, Dividend Growth Fund, Mid Cap Growth Fund, International Growth Fund, Evolving World Growth Fund, Emerging Market Equity Fund, Global Equity Fund, Growth and Income Fund, Global Growth and Income Fund, Convertible Fund, Global Convertible Fund, Total Return Bond Fund, High Income Fund, Market Neutral Income Fund, Hedged Equity Income Fund and Long/Short Fund (each a “Fund” and collectively the “Funds”). The Trust is registered under the Investment Company Act of 1940 as amended (the “1940 Act”) as an open-end management investment company. The Trust currently offers Class A, Class C, Class I and Class R shares of each of the Funds. Class B shares continue to be outstanding, but are no longer an offered class of shares.

Significant Accounting Policies. The schedules of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The following summarizes the significant accounting policies of the Funds:

Fund Valuation. The valuation of the Funds’ investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the respective Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

Each Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of January 31, 2016.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

As of January 31, 2016, the Funds had outstanding purchased and/or written options as listed on the Schedules of Investments.

Forward Foreign Currency Contracts. Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates.

As of January 31, 2016, the Funds had outstanding forward foreign currency contracts as listed on the Schedules of Investments.

NOTE 2 — INVESTMENTS

The following information is presented on a federal income tax basis as of January 31, 2016. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at January 31, 2016 was as follows:

Fund	Cost basis of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Growth Fund	$2,076,097,160	$403,830,186	$(237,693,111)	$166,137,075
Opportunistic Value Fund	58,879,249	2,139,602	(5,623,372)	(3,483,770)
Focus Growth Fund	54,477,698	6,750,041	(5,253,343)	1,496,698
Discovery Growth Fund	38,054,423	1,597,712	(6,022,985)	(4,425,273)
Dividend Growth Fund	33,958,258	1,777,072	(2,570,190)	(793,118)
Mid Cap Growth Fund	14,455,710	446,451	(2,465,967)	(2,019,516)
International Growth Fund	536,244,981	37,748,543	(40,975,310)	(3,226,767)
Evolving World Growth Fund	479,965,578	16,790,098	(64,291,879)	(47,501,781)
Emerging Market Equity Fund	13,679,369	417,112	(2,127,339)	(1,710,227)
Global Equity Fund	139,859,046	23,562,321	(11,108,593)	12,453,728
Growth and Income Fund	2,099,730,114	342,953,810	(95,154,252)	247,799,558
Global Growth and Income Fund	337,328,421	24,274,942	(18,795,722)	5,479,220
Convertible Fund	913,838,551	41,094,880	(70,230,081)	(29,135,201)
Global Convertible Fund	72,694,206	511,625	(5,374,789)	(4,863,164)
Total Return Bond Fund	93,412,605	1,126,393	(812,594)	313,799
High Income Fund	89,812,018	401,971	(10,467,980)	(10,066,009)
Market Neutral Income Fund	3,913,144,174	209,819,466	(366,923,214)	(157,103,748)
Hedged Equity Income Fund	12,929,971	447,136	(1,424,744)	(977,608)
Long/Short Fund	68,988,455	1,345,798	(7,554,104)	(6,208,306)

NOTE 3 — SHORT SALES

Securities sold short represent obligations to deliver the securities at a future date. A Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

NOTE 4 — SECURITIES LENDING

The Funds may loan one or more of their securities to broker-dealers and banks. Any such loan must be secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the value of the securities loaned by the Funds. The Funds continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. Upon receipt of cash or cash equivalent collateral, the Funds’ securities lending agent invests the collateral into short term investments following investment guidelines approved by Calamos Advisors. The Funds record the investment of collateral as an asset and the value of the collateral as a liability on the Statements of Assets and Liabilities. If the value of the invested collateral declines below the value of the collateral deposited by the borrower, the Funds will record unrealized depreciation equal to the decline in value of the invested collateral. The Funds may pay reasonable fees to persons unaffiliated with the Funds for services in arranging these loans. The Funds have the right to call a loan and obtain the securities loaned at any time. The Funds do not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Funds could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Funds seek to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing their rights. In an effort to reduce these risks, the Funds’ security lending agent monitors and reports to Calamos Advisors on the creditworthiness of the firms to which a Fund lends securities.

At January 31, 2016, securities were on loan for the Funds below:

Fund	Value of securities on loan to broker-dealers and banks	Amount of collateral held in short term investments and the corresponding liability
Growth Fund	$43,882,310	$44,452,150
Opportunistic Value Fund	104,840	106,000
Focus Growth Fund	1,664,628	1,685,644
Discovery Growth Fund	1,329,945	1,326,350
Dividend Growth Fund	—	—
Mid Cap Growth Fund	687,416	677,700
International Growth Fund	987,867	1,261,365
Evolving World Growth Fund	5,929,319	6,297,202
Emerging Market Equity Fund	114,022	131,884
Global Equity Fund	1,032,480	1,044,900
Growth and Income Fund	27,732,799	27,996,618
Global Growth and Income Fund	2,883,074	2,891,210
Convertible Fund	35,720,370	36,293,308
Global Convertible Fund	77,531	78,455
Total Return Bond Fund	327,721	340,463
High Income Fund	4,776,219	5,012,278
Market Neutral Income Fund	41,752,194	42,338,158
Hedged Equity Income Fund	—	—
Long/Short Fund	—	—

NOTE 5 — FAIR VALUE MEASUREMENT

Various inputs are used to determine the value of the Funds’ investments. These inputs are categorized into three broad levels as follows:

•	Level 1 — Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•

Level 2 — Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•

Level 3 — Prices reflect unobservable market inputs (including the Funds’ own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Funds’ investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Funds’ holdings at fair value:

	Growth Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks U.S.	$2,008,252,107	$—	$—	$2,008,252,107
Common Stocks Foreign	—	15,273,587	—	15,273,587
Short Term Investment	174,256,391	—	—	174,256,391
Investment Of Cash Collateral For Securities Loaned	21,189,401	23,262,749	—	44,452,150
Forward Foreign Currency Contract	—	213,464	—	213,464

Total	$2,203,697,899	$38,749,800	$—	$2,242,447,699

Liabilities:
Collateral For Securities Loaned	$—	$44,452,150	$—	$44,452,150
Forward Foreign Currency Contract	—	18,306	—	18,306

Total	$—	$44,470,456	$—	$44,470,456

	Opportunistic Value Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks U.S.	$54,892,716	$—	$—	$54,892,716
Short Term Investment	396,763	—	—	396,763
Investment of Cash Collateral For Securities Loaned	50,528	55,472	—	106,000

Total	$55,340,007	$55,472	$—	$55,395,479

Liabilities:
Collateral For Securities Loaned	$—	$106,000	$—	$106,000

Total	$—	$106,000	$—	$106,000

	Focus Growth Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks U.S.	$51,129,189	$—	$—	$51,129,189
Short Term Investment	3,159,563	—	—	3,159,563
Investment of Cash Collateral For Securities Loaned	803,511	882,133	—	1,685,644
Forward Foreign Currency Contract	—	7,334	—	7,334

Total	$55,092,263	$889,467	$—	$55,981,730

Liabilities:
Collateral For Securities Loaned	$—	$1,685,644	$—	$1,685,644

Total	$—	$1,685,644	$—	$1,685,644

	Discovery Growth Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks U.S.	$30,267,665	$—	$—	$30,267,665
Short Term Investment	2,035,135	—	—	2,035,135
Investment of Cash Collateral For Securities Loaned	632,243	694,107	—	1,326,350

Total	$32,935,043	$694,107	$—	$33,629,150

Liabilities:
Collateral For Securities Loaned	$—	$1,326,350	$—	$1,326,350

Total	$—	$1,326,350	$—	$1,326,350

	Dividend Growth Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks U.S.	$32,741,355	$—	$—	$32,741,355
Short Term Investment	423,785	—	—	423,785

Total	$33,165,140	$—	$—	$33,165,140

	Mid Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks U.S.	$11,758,474	$—	$—	$11,758,474
Short Term Investment	20	—	—	20
Investment of Cash Collateral For Securities Loaned	323,045	354,655	—	677,700

Total	$12,081,539	$354,655	$—	$12,436,194

Liabilities:
Collateral For Securities Loaned	$—	$677,700	$—	$677,700

Total	$—	$677,700	$—	$677,700

	International Growth Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks U.S.	$52,392,338	$—	$—	$52,392,338
Common Stocks Foreign	37,854,022	427,928,067	—	465,782,089
Short Term Investment	13,582,422	—	—	13,582,422
Investment of Cash Collateral For Securities Loaned	601,265	660,100	—	1,261,365
Forward Foreign Currency Contracts	—	136,257	—	136,257

Total	$104,430,047	$428,724,424	$—	$533,154,471

Liabilities:
Forward Foreign Currency Contract	$—	$94,204	$—	$94,204
Collateral For Securities Loaned	—	1,261,365	—	1,261,365

Total	$—	$1,355,569	$—	$1,355,569

	Transfers in to Level 1*	Transfers out of Level 1**	Transfers in to Level 2**	Transfers out of Level 2*
Investments at Value:
Common Stock Foreign	$29,215,376	$4,648,056	$4,648,056	$29,215,376

Total	$29,215,376	$4,648,056	$4,648,056	$29,215,376

*	Transfers from Level 2 to Level 1 were due to the lack of the availability of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.
**	Transfers from Level 1 to Level 2 were due to the availability of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.

	Evolving World Growth Fund
	Level 1	Level 2	Level 3	Total
Assets:
Convertible Bonds	$—	$65,252,427	$—	$65,252,427
Common Stocks Foreign	57,719,382	245,987,903	—	303,707,285
Common Stocks U.S.	37,766,660	—	—	37,766,660
Short Term Investment	19,440,223	—	—	19,440,223
Investment of Cash Collateral For Securities Loaned	3,001,743	3,295,459	—	6,297,202
Forward Foreign Currency Contracts	—	200,535	—	200,535

Total	$117,928,008	$314,736,324	$—	$432,664,332

Liabilities:
Collateral For Securities Loaned	$—	$6,297,202	$—	$6,297,202
Forward Foreign Currency Contracts	—	55,059	—	55,059

Total	$—	$6,352,261	$—	$6,352,261

	Transfers in to Level 1*	Transfers out of Level 1**	Transfers in to Level 2**	Transfers out of Level 2*
Investments at Value:
Common Stock Foreign	$11,708,873	$—	$—	$11,708,873

Total	$11,708,873	$—	$—	$11,708,873

*	Transfers from Level 2 to Level 1 were due to the lack of the availability of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.

	Emerging Market Equity Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks Foreign	$1,554,163	$6,849,956	$—	$8,404,119
Common Stocks U.S.	2,771,886	—	—	2,771,886
Exchange-Traded Fund	90,740	—	—	90,740
Short Term Investment	570,513	—	—	570,513
Investment of Cash Collateral For Securities Loaned	62,867	69,017	—	131,884

Total	$5,050,169	$6,918,973	$—	$11,969,142

Liabilities:
Collateral For Securities Loaned	$—	$131,884	$—	$131,884

Total	$—	$131,884	$—	$131,884

	Transfers in to Level 1*	Transfers out of Level 1	Transfers in to Level 2	Transfers out of Level 2*
Investments at Value:
Common Stock Foreign	$48,354	$—	$—	$48,354

Total	$48,354	$—	$—	$48,354

*	Transfers from Level 2 to Level 1 were due to the lack of the availability of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.

	Global Equity Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks U.S.	$68,763,472	$—	$—	$68,763,472
Common Stocks Foreign	5,503,857	68,656,379	—	74,160,236
Short Term Investment	8,344,166	—	—	8,344,166
Investment of Cash Collateral For Securities Loaned	498,082	546,818	—	1,044,900
Forward Foreign Currency Contracts	—	151,470	—	151,470

Total	$83,109,577	$69,354,667	$—	$152,464,244

Liabilities:
Collateral For Securities Loaned	$—	$1,044,900	$—	$1,044,900
Forward Foreign Currency Contract	—	17,021	—	17,021

Total	$—	$1,061,921	$—	$1,061,921

	Transfers in to Level 1*	Transfers out of Level 1	Transfers in to Level 2	Transfers out of Level 2*
Investments at Value:
Common Stock Foreign	$4,429,904	$—	$—	$4,429,904

Total	$4,429,904	$—	$—	$4,429,904

*	Transfers from Level 2 to Level 1 were due to the lack of the availability of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.

	Growth and Income Fund
	Level 1	Level 2	Level 3	Total
Assets:
Convertible Bonds	$—	$426,027,246	$—	$426,027,246
Corporate Bonds	—	159,000,572	—	159,000,572
Convertible Preferred Stocks	190,969,570	23,240,625	—	214,210,195
Common Stocks U.S.	1,412,505,178	—	—	1,412,505,178
Short Term Investment	107,789,863	—	—	107,789,863
Investment of Cash Collateral For Securities Loaned	13,345,397	14,651,221	—	27,996,618

Total	$1,724,610,008	$622,919,664	$—	$2,347,529,672

Liabilities:
Collateral For Securities Loaned	$—	$27,996,618	$—	$27,996,618

Total	$—	$27,996,618	$—	$27,996,618

	Global Growth and Income Fund
	Level 1	Level 2	Level 3	Total
Assets:
Convertible Bonds	$—	$134,782,972	$—	$134,782,972
Synthetic Convertible Securities (Corporate Bonds)	—	11,658,234	—	11,658,234
Synthetic Convertible Securities (Purchased Options)	237,283	—	—	237,283
Convertible Preferred Stocks	12,589,314	—	—	12,589,314
Common Stocks U.S.	88,616,526	—	—	88,616,526
Common Stocks Foreign	3,673,209	71,665,792	—	75,339,001
Short Term Investment	16,693,101	—	—	16,693,101
Investment of Cash Collateral For Securities Loaned	1,378,179	1,513,031	—	2,891,210
Forward Foreign Currency Contract	—	210,842	—	210,842

Total	$123,187,612	$219,830,871	$—	$343,018,483

Liabilities:
Collateral For Securities Loaned	$—	$2,891,210	$—	$2,891,210
Forward Foreign Currency Contract	—	25,981	—	25,981

Total	$—	$2,917,191	$—	$2,917,191

	Transfers in to Level 1*	Transfers out of Level 1	Transfers in to Level 2	Transfers out of Level 2*
Investments at Value:
Common Stock Foreign	$3,673,209	$—	$—	$3,673,209

Total	$3,673,209	$—	$—	$3,673,209

*	Transfers from Level 2 to Level 1 were due to the lack of the availability of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.

	Convertible Fund
	Level 1	Level 2	Level 3	Total
Assets:
Convertible Bonds	$—	$567,969,752	$—	$567,969,752
Synthetic Convertible Securities (Corporate Bonds)	—	22,373,555	—	22,373,555
Synthetic Convertible Securities (Purchased Options)	2,550,500	—	—	2,550,500
Convertible Preferred Stocks	191,249,800	33,279,822	—	224,529,622
Short Term Investment	30,986,613	—	—	30,986,613
Investment of Cash Collateral For Securities Loaned	17,300,254	18,993,054	—	36,293,308

Total	$242,087,167	$642,616,183	$—	$884,703,350

	Convertible Fund
	Level 1	Level 2	Level 3	Total
Liabilities:
Collateral For Securities Loaned	$—	$36,293,308	$—	$36,293,308
Forward Foreign Currency Contract	—	10,023	—	10,023

Total	$—	$36,303,331	$—	$36,303,331

	Global Convertible Fund
	Level 1	Level 2	Level 3	Total
Assets:
Convertible Bonds	$—	$51,987,350	$—	$51,987,350
Synthetic Convertible Securities (Corporate Bonds)	—	4,793,646	—	4,793,646
Synthetic Convertible Securities (Purchased Options)	579,837	—	—	579,837
Convertible Preferred Stocks	8,732,326	1,006,995	—	9,739,321
Short Term Investment	652,433	—	—	652,433
Investment Of Cash Collateral For Securities Loaned	37,398	41,057	—	78,455

Total	$10,001,994	$57,829,048	$—	$67,831,042

Liabilities:
Collateral For Securities Loaned	$—	$78,455	$—	$78,455

Total	$—	$78,455	$—	$78,455

	Transfers in to Level 1*	Transfers out of Level 1	Transfers in to Level 2	Transfers out of Level 2*
Investments at Value:
Convertible Preferred Stock	$15,785	$—	$—	$15,785

Total	$15,785	$—	$—	$15,785

*	Transfers from Level 2 to Level 1 due to the availability of an unadjusted quoted price from an active market.

	Total Return Bond Fund
	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$79,752,307	$—	$79,752,307
U.S. Government and Agency Securities	—	10,061,677	—	10,061,677
Short Term Investment	3,571,957	—	—	3,571,957
Investment of Cash Collateral For Securities Loaned	162,292	178,171	—	340,463

Total	$3,734,249	$89,992,155	$—	$93,726,404

Liabilities:
Collateral For Securities Loaned	$—	$340,463	$—	$340,463

Total	$—	$340,463	$—	$340,463

	High Income Fund
	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$72,571,083	$—	$72,571,083
Convertible Preferred Stocks	1,299,979	—	—	1,299,979
Short Term Investment	862,669	—	—	862,669
Investment of Cash Collateral For Securities Loaned	2,389,247	2,623,031	—	5,012,278

Total	$4,551,895	$75,194,114	$—	$79,746,009

Liabilities:
Collateral For Securities Loaned	$—	$5,012,278	$—	$5,012,278

Total	$—	$5,012,278	$—	$5,012,278

	Market Neutral Income Fund
	Level 1	Level 2	Level 3	Total
Assets:
Convertible Bonds	$—	$1,353,154,461	$—	$1,353,154,461
Synthetic Convertible Securities (Corporate Bonds)	—	313,042,821	—	313,042,821
Synthetic Convertible Securities (Purchased Options)	416,250	—	—	416,250
Convertible Preferred Stocks	87,269,566	29,141,450	—	116,411,016
Common Stocks U.S.	1,759,756,832	—	—	1,759,756,832
Purchased Options	49,353,750	—	—	49,353,750
Short Term Investment	121,567,138	—	—	121,567,138
Investment of Cash Collateral For Securities Loaned	20,181,706	22,156,452	—	42,338,158

Total	$2,038,545,242	$1,717,495,184	$—	$3,756,040,426

Liabilities:
Collateral For Securities Loaned	$—	$42,338,158	$—	$42,338,158
Common Stocks Sold Short U.S.	745,619,006	—	—	745,619,006
Common Stocks Sold Short Foreign	—	2,540,799	—	2,540,799
Written Options	31,727,300	—	—	31,727,300

Total	$777,346,306	$44,878,957	$—	$822,225,263

	Hedged Equity Income Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks U.S.	$11,121,206	$—	$—	$11,121,206
Exchange-Traded Fund	155,096	—	—	155,096
Purchased Options	287,645	—	—	287,645
Short Term Investment	388,416	—	—	388,416

Total	$11,952,363	$—	$—	$11,952,363

Liabilities:
Written Options	$193,065	$—	$—	$193,065

Total	$193,065	$—	$—	$193,065

	Long/Short Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks U.S.	$54,333,905	$—	$—	$54,333,905
Purchased Options	601,632	—	—	601,632
Exchange-Traded Fund	2,912,840	—	—	2,912,840
Short Term Investment	4,931,772	—	—	4,931,772

Total	$62,780,149	$—	$—	$62,780,149

Liabilities:
Common Stocks Sold Short U.S.	$8,985,335	$—	$—	$8,985,335
Common Stocks Sold Short Foreign	—	828,706	—	828,706
Exchange-Traded Funds Sold Short	4,805,879	—	—	4,805,879
Written Options	462,755	—	—	462,755

Total	$14,253,969	$828,706	$—	$15,082,675

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Investment Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Investment Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 21, 2016

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	March 21, 2016